GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.2%
Argentina – 0.2%
19,810	Globant SA (Information Technology)*	$ 2,119,670
198,610	YPF SA ADR (Energy)	1,908,642

		4,028,312

Brazil – 6.2%
1,607,698	Ambev SA (Consumer Staples)	6,817,403
365,966	B3 SA – Brasil Bolsa Balcao (Financials)	4,117,258
549,142	Banco Bradesco SA (Financials)	4,019,569
111,300	Banco BTG Pactual SA (Financials)	1,828,370
393,487	Banco do Brasil SA (Financials)	4,434,325
625,427	BB Seguridade Participacoes SA (Financials)	5,080,864
246,448	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	3,312,940
520,793	Embraer SA (Industrials)	2,223,190
240,185	Energisa SA (Utilities)	2,605,039
289,928	Engie Brasil Energia SA (Utilities)	3,241,231
754,150	Equatorial Energia SA (Utilities)	3,688,438
199,700	Hapvida Participacoes e Investimentos SA (Health Care)(a)	2,588,643
249,746	Hypera SA (Health Care)	1,968,057
660,284	IRB Brasil Resseguros SA (Financials)	5,810,649
506,543	Klabin SA (Materials)	2,120,429
224,157	Localiza Rent a Car SA (Industrials)	2,350,089
591,227	Lojas Renner SA (Consumer Discretionary)	7,241,597
508,230	Magazine Luiza SA (Consumer Discretionary)	5,429,309
573,862	Natura Cosmeticos SA (Consumer Staples)	4,485,524
188,100	Notre Dame Intermedica Participacoes SA (Health Care)	2,510,788
894,921	Petroleo Brasileiro SA (Energy)	6,609,839
281,228	Porto Seguro SA (Financials)	3,918,157
212,020	Raia Drogasil SA (Consumer Staples)	5,686,727
361,427	Sul America SA (Financials)	4,512,388
904,904	Vale SA (Materials)*	10,679,164
556,583	WEG SA (Industrials)	3,910,811

		111,190,798

Chile – 0.7%
59,195	Banco de Chile ADR (Financials)(b)	1,209,946

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
5,034,330	Banco de Chile (Financials)	$ 509,660
44,550,611	Banco Santander Chile (Financials)	2,367,434
274,771	Cia Cervecerias Unidas SA (Consumer Staples)	2,498,008
206,127	Empresas COPEC SA (Energy)	1,627,185
14,377,900	Enel Americas SA (Utilities)	2,752,919
198,400	Latam Airlines Group SA (Industrials)	2,084,513

		13,049,665

China – 27.8%
32,449	58.com, Inc. ADR (Communication Services)*	1,996,262
4,927,057	Agricultural Bank of China Ltd., Class A (Financials)	2,537,137
10,189,475	Agricultural Bank of China Ltd., Class H (Financials)	4,126,427
418,955	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	83,791,000
656,166	ANTA Sports Products Ltd. (Consumer Discretionary)	6,169,566
964,600	ArtGo Holdings Ltd. (Industrials)*	50,524
42,114	Autohome, Inc. ADR (Communication Services)*(b)	2,865,858
58,939	Baidu, Inc. ADR (Communication Services)*	6,986,040
3,304,590	Bank of Beijing Co. Ltd., Class A (Financials)	2,613,606
5,300,704	Bank of China Ltd., Class A (Financials)	2,737,083
18,317,303	Bank of China Ltd., Class H (Financials)	7,347,748
3,144,099	Bank of Communications Co. Ltd., Class A (Financials)	2,464,311
5,678,050	Bank of Communications Co. Ltd., Class H (Financials)	3,728,425
2,554,820	Bank of Jiangsu Co. Ltd., Class A (Financials)	2,507,594
57,766	Baozun, Inc. ADR (Consumer Discretionary)*(b)	2,193,375
531,374	Beijing Enterprises Holdings Ltd. (Utilities)	2,348,764
8,827,680	China Cinda Asset Management Co. Ltd., Class H (Financials)	1,838,219

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,894,991	China CITIC Bank Corp Ltd., Class H (Financials)	$ 2,676,447
24,927,464	China Construction Bank Corp., Class H (Financials)	19,839,430
3,384,801	China Everbright Bank Co. Ltd., Class A (Financials)	1,988,525
6,781,228	China Everbright Bank Co. Ltd., Class H (Financials)	2,928,115
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)*(c)	—
156,863	China International Travel Service Corp. Ltd., Class A (Consumer Discretionary)	1,869,874
2,715,100	China Jinmao Holdings Group Ltd. (Real Estate)	1,803,650
1,618,500	China Lesso Group Holdings Ltd. (Industrials)	1,695,468
1,125,683	China Life Insurance Co. Ltd., Class H (Financials)	2,844,497
2,131,986	China Medical System Holdings Ltd. (Health Care)	3,034,119
1,701,756	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	6,511,142
1,445,919	China Merchants Bank Co. Ltd., Class H (Financials)	6,834,531
3,115,413	China Minsheng Banking Corp. Ltd., Class A (Financials)	2,734,315
5,289,343	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,682,657
1,670,379	China Mobile Ltd. (Communication Services)	12,590,126
750,738	China Overseas Land & Investment Ltd. (Real Estate)	2,517,565
507,212	China Pacific Insurance Group Co. Ltd., Class H (Financials)	1,794,867
7,246,440	China Petroleum & Chemical Corp., Class H (Energy)	4,063,987
563,918	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	2,953,676
510,851	China Resources Land Ltd. (Real Estate)	2,209,103
2,698,012	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	2,357,561

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,329,500	China Shenhua Energy Co. Ltd., Class H (Energy)	$ 2,574,842
12,907,398	China Telecom Corp. Ltd., Class H (Communication Services)	4,880,828
3,584,679	China Unicom Hong Kong Ltd. (Communication Services)	3,068,231
3,026,490	China United Network Communications Ltd., Class A (Communication Services)	2,458,233
717,104	China Yangtze Power Co. Ltd., Class A (Utilities)	1,849,387
4,050,648	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	2,012,969
2,217,220	CITIC Ltd. (Industrials)	2,775,862
4,591,975	CNOOC Ltd. (Energy)	6,664,091
521,900	Country Garden Services Holdings Co. Ltd. (Industrials)	1,686,828
2,055,351	CSPC Pharmaceutical Group Ltd. (Health Care)	4,679,040
2,851,608	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	1,938,048
2,132,346	Daqin Railway Co. Ltd., Class A (Industrials)	2,405,352
261,663	ENN Energy Holdings Ltd. (Utilities)	2,841,347
1,610,207	Geely Automobile Holdings Ltd. (Consumer Discretionary)	3,011,521
1,509,811	Guangdong Investment Ltd. (Utilities)	3,120,787
2,411,171	Huaxia Bank Co. Ltd., Class A (Financials)	2,548,382
3,312,747	Industrial & Commercial Bank of China Ltd., Class A (Financials)	2,728,441
17,967,691	Industrial & Commercial Bank of China Ltd., Class H (Financials)	12,808,242
1,181,985	Industrial Bank Co. Ltd., Class A (Financials)	3,176,082
177,099	JD.com, Inc. ADR (Consumer Discretionary)*	5,782,282
312,984	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	3,824,398
2,786,000	Kunlun Energy Co. Ltd. (Utilities)	2,359,705
24,038	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	3,860,469

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,998,878	Lenovo Group Ltd. (Information Technology)	$ 2,641,142
1,611,660	Li Ning Co. Ltd. (Consumer Discretionary)	5,167,854
1,047,886	Longfor Group Holdings Ltd. (Real Estate)(a)	4,290,472
369,857	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	1,790,373
146,700	Meituan Dianping, Class B (Consumer Discretionary)*	1,934,073
89,227	Momo, Inc. ADR (Communication Services)	3,339,767
204,262	Muyuan Foodstuff Co. Ltd., Class A (Consumer Staples)	2,522,058
25,641	NetEase, Inc. ADR (Communication Services)	8,085,120
576,018	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	1,685,459
49,868	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	6,038,017
2,440,411	PetroChina Co. Ltd., Class A (Energy)	1,940,540
7,951,838	PetroChina Co. Ltd., Class H (Energy)	3,667,227
3,182,349	PICC Property & Casualty Co. Ltd., Class H (Financials)	3,683,317
58,100	Pinduoduo, Inc. ADR (Consumer Discretionary)*	2,088,695
214,327	Ping An Insurance Group Co of China Ltd., Class A (Financials)	2,549,381
1,880,186	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	21,305,292
2,973,571	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	1,929,768
1,759,095	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	2,980,223
129,919	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	1,651,073
4,883,898	Shenzhen Investment Ltd. (Real Estate)	1,921,677
290,969	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	3,836,096

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
57,200	SINA Corp. (Communication Services)*	$ 1,995,708
589,069	Sunac China Holdings Ltd. (Real Estate)	2,870,938
112,700	Sunny Optical Technology Group Co. Ltd. (Information Technology)	1,847,199
88,824	TAL Education Group ADR (Consumer Discretionary)*	3,931,350
1,526,916	Tencent Holdings Ltd. (Communication Services)	64,722,395
1,911,066	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	3,110,342
66,720	Trip.com Group Ltd. ADR (Consumer Discretionary)*	2,217,773
324,265	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	4,144,107
3,091,243	Want Want China Holdings Ltd. (Consumer Staples)	2,661,682
1,166,300	Weichai Power Co. Ltd., Class H (Industrials)	1,993,561
583,269	Yihai International Holding Ltd. (Consumer Staples)*	3,710,746
202,239	Yum China Holdings, Inc. (Consumer Discretionary)	9,003,680
29,800	YY, Inc. ADR (Communication Services)*	1,900,942

		495,445,008

Colombia – 0.3%
2,532,570	Ecopetrol SA (Energy)	2,313,860
427,725	Interconexion Electrica SA ESP (Utilities)	2,281,614

		4,595,474

Egypt – 0.5%
1,110,496	Commercial International Bank Egypt SAE GDR (Financials)	5,341,486
329,238	Commercial International Bank Egypt SAE (Financials)	1,609,426
2,401,100	ElSewedy Electric Co. (Industrials)	1,791,888

		8,742,800

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Greece – 0.3%
314,923	Hellenic Telecommunications Organization SA (Communication Services)	$ 4,736,277

Hong Kong – 0.8%
4,790,200	Bosideng International Holdings Ltd. (Consumer Discretionary)	2,288,697
1,416,570	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	3,936,048
2,830,101	Sino Biopharmaceutical Ltd. (Health Care)	3,651,626
3,210,024	Sun Art Retail Group Ltd. (Consumer Staples)	3,633,332

		13,509,703

Hungary – 0.3%
229,222	MOL Hungarian Oil & Gas PLC (Energy)	2,217,887
77,405	OTP Bank Nyrt (Financials)	3,647,744

		5,865,631

India – 9.1%
122,375	Asian Paints Ltd. (Materials)	2,910,474
121,993	Avenue Supermarts Ltd. (Consumer Staples)*(a)	3,099,247
327,630	Axis Bank Ltd. (Financials)	3,375,291
97,345	Bajaj Finance Ltd. (Financials)	5,528,531
240,500	Bharat Petroleum Corp. Ltd. (Energy)	1,714,972
59,111	Britannia Industries Ltd. (Consumer Staples)	2,519,515
297,000	Cipla Ltd. (Health Care)	1,932,182
348,451	Dabur India Ltd. (Consumer Staples)	2,229,989
95,800	Divi’s Laboratories Ltd. (Health Care)	2,385,335
91,280	Dr. Reddy’s Laboratories Ltd. (Health Care)	3,707,632
413,768	HCL Technologies Ltd. (Information Technology)	6,504,067
64,500	HDFC Asset Management Co. Ltd. (Financials)(a)	3,180,112
364,600	HDFC Life Insurance Co. Ltd. (Financials)(a)	2,904,602
83,780	Hero MotoCorp Ltd. (Consumer Discretionary)	2,842,068

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
878,807	Hindalco Industries Ltd. (Materials)	$ 2,451,901
314,976	Hindustan Unilever Ltd. (Consumer Staples)	8,936,339
408,571	Housing Development Finance Corp. Ltd. (Financials)	13,083,669
636,657	ICICI Bank Ltd. (Financials)	4,549,230
136,478	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	2,592,868
1,423,948	Infosys Ltd. (Information Technology)	13,822,146
970,077	ITC Ltd. (Consumer Staples)	3,331,967
115,061	Larsen & Toubro Ltd. (Industrials)	2,134,092
668,343	Marico Ltd. (Consumer Staples)	3,353,011
22,824	Nestle India Ltd. (Consumer Staples)	4,598,668
1,144,145	Oil & Natural Gas Corp. Ltd. (Energy)	2,101,287
135,050	Pidilite Industries Ltd. (Materials)	2,452,973
954,558	Power Grid Corp. of India Ltd. (Utilities)	2,572,101
1,078,501	REC Ltd. (Financials)	2,073,188
572,983	Reliance Industries Ltd. (Energy)	12,389,372
223,000	SBI Life Insurance Co. Ltd. (Financials)(a)	2,984,369
110,300	Siemens Ltd. (Industrials)	2,260,506
391,295	Tata Consultancy Services Ltd. (Information Technology)	11,199,532
782,400	Tata Motors Ltd. (Consumer Discretionary)*	1,761,388
392,400	Tata Steel Ltd. (Materials)	2,338,400
326,035	Tech Mahindra Ltd. (Information Technology)	3,460,664
198,671	Titan Co. Ltd. (Consumer Discretionary)	3,211,692
36,394	UltraTech Cement Ltd. (Materials)	2,160,734
251,100	UPL Ltd. (Materials)	2,006,525
1,563,606	Wipro Ltd. (Information Technology)	5,180,960

		161,841,599

Indonesia – 1.7%
4,846,888	Astra International Tbk PT (Consumer Discretionary)	2,233,589
3,131,171	Bank Central Asia Tbk PT (Financials)	6,970,491
4,447,518	Bank Mandiri Persero Tbk PT (Financials)	2,199,322

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
12,022,643	Bank Rakyat Indonesia Persero Tbk PT (Financials)	$ 3,486,183
23,485,243	Barito Pacific Tbk PT (Materials)	2,264,440
3,338,928	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	2,680,848
13,021,400	Perusahaan Gas Negara Tbk PT (Utilities)	1,772,498
16,510,825	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)	4,600,322
1,422,832	Unilever Indonesia Tbk PT (Consumer Staples)	4,216,546

		30,424,239

Mexico – 2.9%
3,160,500	Alfa SAB de CV, Class A (Industrials)	2,479,078
848,056	Alsea SAB de CV (Consumer Discretionary)*(b)	2,319,105
10,437,370	America Movil SAB de CV, Series L (Communication Services)	8,031,833
470,467	Arca Continental SAB de CV (Consumer Staples)	2,480,953
5,051,700	Cemex SAB de CV, Series CPO (Materials)	1,875,077
412,861	Coca-Cola Femsa SAB de CV (Consumer Staples)	2,395,612
1,598,500	Fibra Uno Administracion SA de CV REIT (Real Estate)	2,458,537
598,582	Fomento Economico Mexicano SAB de CV (Consumer Staples)	5,460,904
324,281	Gruma SAB de CV, Class B (Consumer Staples)	3,280,632
258,700	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	2,623,937
2,035,909	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,493,470
579,419	Grupo Financiero Banorte SAB de CV, Class O (Financials)	3,073,917
1,743,773	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	2,066,012
872,200	Grupo Mexico SAB de CV, Series B (Materials)	2,293,016
1,265,000	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)*	2,413,847

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
2,034,386	Wal-Mart de Mexico SAB de CV (Consumer Staples)	$ 5,619,580

		52,365,510

Peru – 0.2%
17,621	Credicorp Ltd. (Financials)	3,721,379

Philippines – 0.4%
68,779	Globe Telecom, Inc. (Communication Services)	2,625,824
938,720	International Container Terminal Services, Inc. (Industrials)	2,283,298
505,438	Jollibee Foods Corp. (Consumer Discretionary)	1,909,753

		6,818,875

Poland – 1.2%
72,529	Bank Pekao SA (Financials)	1,943,478
26,500	CD Projekt SA (Communication Services)	1,778,614
76,721	Dino Polska SA (Consumer Staples)*(a)	2,652,147
147,254	Grupa Lotos SA (Energy)	3,451,822
1,655	LPP SA (Consumer Discretionary)	3,681,492
120,473	Polski Koncern Naftowy ORLEN SA (Energy)	2,861,621
249,688	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	2,307,238
221,735	Powszechny Zaklad Ubezpieczen SA (Financials)	2,194,077

		20,870,489

Qatar – 1.2%
1,698,400	Commercial Bank PSQC (The) (Financials)	2,043,118
2,190,098	Masraf Al Rayan QSC (Financials)	2,315,813
1,189,134	Ooredoo QPSC (Communication Services)	2,266,572
385,740	Qatar Fuel QSC (Energy)	2,377,370
985,900	Qatar International Islamic Bank QSC (Financials)	2,480,320
694,873	Qatar Islamic Bank (Financials)	2,835,983

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
1,427,342	Qatar National Bank QPSC (Financials)	$ 7,546,370

		21,865,546

Russia – 4.8%
1,666,047	Alrosa PJSC (Materials)	2,019,372
3,012,100	Gazprom PJSC (Energy)	12,069,959
54,843,789	Inter RAO UES PJSC (Utilities)	3,805,444
185,459	LUKOIL PJSC (Energy)	17,710,512
16,045	MMC Norilsk Nickel PJSC (Materials)	4,255,532
19,964	Novatek PJSC GDR (Energy)	3,952,872
204,600	Polymetal International PLC (Materials)	3,074,571
23,300	Polyus PJSC (Materials)	2,498,215
343,100	Rosneft Oil Co. PJSC (Energy)	2,354,242
3,476,400	Sberbank of Russia PJSC (Financials)	12,656,108
134,670	Severstal PJSC (Materials)	1,902,604
101,124	Severstal PJSC GDR (Materials)	1,420,792
5,164,400	Surgutneftegas PJSC (Energy)	3,543,645
340,310	Tatneft PJSC (Energy)	3,920,422
50,487	Tatneft PJSC ADR (Energy)	3,481,584
4,297,716,500	VTB Bank PJSC (Financials)	3,031,204
106,637	X5 Retail Group NV GDR (Consumer Staples)	3,557,332

		85,254,410

Saudi Arabia – 1.5%
288,017	Al Rajhi Bank (Financials)	4,777,242
813,982	Dar Al Arkan Real Estate Development Co. (Real Estate)*	2,517,918
339,976	Etihad Etisalat Co. (Communication Services)*	2,038,043
293,746	National Commercial Bank (Financials)	3,603,284
361,600	Riyad Bank (Financials)	2,121,387
289,600	Samba Financial Group (Financials)	2,251,157
91,854	Saudi Basic Industries Corp. (Materials)	2,228,991
653,557	Saudi Electricity Co. (Utilities)	3,534,436
331,700	Saudi Industrial Investment Group (Materials)	1,788,526

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
97,000	Saudi Telecom Co. (Communication Services)	$ 2,410,773

		27,271,757

Singapore – 0.2%
313,573	BOC Aviation Ltd. (Industrials)(a)	2,962,374

South Africa – 4.4%
201,920	Absa Group Ltd. (Financials)	2,029,259
26,244	Anglo American Platinum Ltd. (Materials)(b)	2,171,591
131,486	AngloGold Ashanti Ltd. (Materials)	2,459,317
261,000	Aspen Pharmacare Holdings Ltd. (Health Care)*	2,091,135
153,233	Bid Corp. Ltd. (Consumer Staples)	3,373,887
199,884	Bidvest Group Ltd. (The) (Industrials)	2,768,747
34,034	Capitec Bank Holdings Ltd. (Financials)	3,291,842
159,561	Clicks Group Ltd. (Consumer Staples)	2,727,227
1,039,717	FirstRand Ltd. (Financials)	4,443,259
2,006,759	Fortress REIT Ltd., Class A REIT (Real Estate)	2,704,804
1,374,133	Growthpoint Properties Ltd. REIT (Real Estate)	2,139,082
234,100	Impala Platinum Holdings Ltd. (Materials)*	1,798,926
468,697	Investec Ltd. (Financials)(b)	2,693,576
241,680	Mr Price Group Ltd. (Consumer Discretionary)(b)	2,886,371
75,913	Naspers Ltd., Class N (Consumer Discretionary)	10,852,974
195,236	Nedbank Group Ltd. (Financials)	2,917,947
251,100	Northam Platinum Ltd. (Materials)*	1,833,597
2,696,660	Old Mutual Ltd. (Financials)	3,412,003
872,686	Pick n Pay Stores Ltd. (Consumer Staples)	4,042,717
319,900	Sanlam Ltd. (Financials)	1,668,161
222,410	Shoprite Holdings Ltd. (Consumer Staples)	1,945,272
913,300	Sibanye Gold Ltd. (Materials)*	1,800,048
137,577	SPAR Group Ltd. (The) (Consumer Staples)(b)	1,933,383
343,567	Standard Bank Group Ltd. (Financials)	3,886,084

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
660,623	Telkom SA SOC Ltd. (Communication Services)(b)	$ 2,114,012
271,858	Vodacom Group Ltd. (Communication Services)(b)	2,247,147
701,087	Woolworths Holdings Ltd. (Consumer Discretionary)	2,496,603

		78,728,971

South Korea – 12.2%
18,025	Amorepacific Corp. (Consumer Staples)	2,884,244
410,218	BNK Financial Group, Inc. (Financials)	2,417,235
166,696	Cheil Worldwide, Inc. (Communication Services)	3,337,730
12,578	CJ CheilJedang Corp. (Consumer Staples)	2,640,938
27,239	Daelim Industrial Co. Ltd. (Industrials)	2,073,222
56,322	DB Insurance Co. Ltd. (Financials)	2,656,001
47,681	Fila Korea Ltd. (Consumer Discretionary)	2,083,003
51,704	GS Holdings Corp. (Energy)	2,094,600
75,846	GS Retail Co. Ltd. (Consumer Staples)	2,446,542
94,170	Hana Financial Group, Inc. (Financials)	2,850,254
15,600	HLB, Inc. (Consumer Discretionary)*	1,520,179
46,359	Hotel Shilla Co. Ltd. (Consumer Discretionary)	3,324,393
36,534	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	2,573,449
16,925	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	3,510,668
47,328	Hyundai Motor Co. (Consumer Discretionary)	4,848,400
227,147	Industrial Bank of Korea (Financials)	2,259,643
20,500	Kakao Corp. (Communication Services)	2,698,853
76,167	Kangwon Land, Inc. (Consumer Discretionary)	1,892,648
120,770	KB Financial Group, Inc. (Financials)	4,708,512
144,628	Kia Motors Corp. (Consumer Discretionary)	5,295,823
44,900	KMW Co. Ltd. (Information Technology)*	1,763,840

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
105,647	Korea Electric Power Corp. (Utilities)*	$ 2,495,493
74,600	Korea Gas Corp. (Utilities)	2,362,139
46,100	Korea Investment Holdings Co. Ltd. (Financials)	2,798,434
6,744	Korea Zinc Co. Ltd. (Materials)	2,318,134
35,146	KT&G Corp. (Consumer Staples)	2,910,112
8,764	LG Chem Ltd. (Materials)	2,274,195
42,355	LG Corp. (Industrials)	2,545,997
68,702	LG Electronics, Inc. (Consumer Discretionary)	4,065,758
6,548	LG Household & Health Care Ltd. (Consumer Staples)	7,012,843
309,946	LG Uplus Corp. (Communication Services)	3,516,299
681,211	Meritz Securities Co. Ltd. (Financials)	2,451,125
20,428	NAVER Corp (Communication Services)	2,974,742
9,342	NCSoft Corp. (Communication Services)	3,899,256
23,690	Orion Corp. (Consumer Staples)	2,065,843
3,841	Ottogi Corp. (Consumer Staples)	1,811,317
12,968	Pearl Abyss Corp. (Communication Services)*	2,034,433
19,141	POSCO (Materials)	3,735,343
44,240	S-1 Corp. (Industrials)	3,505,790
24,691	Samsung C&T Corp. (Industrials)	2,067,426
23,443	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,203,084
1,414,019	Samsung Electronics Co. Ltd. (Information Technology)	60,216,870
10,912	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,147,940
45,945	Samsung Life Insurance Co. Ltd. (Financials)	2,785,135
11,138	Samsung SDI Co. Ltd. (Information Technology)	2,178,282
12,731	Samsung SDS Co. Ltd. (Information Technology)	2,107,193
78,362	Samsung Securities Co. Ltd. (Financials)	2,395,012
122,967	Shinhan Financial Group Co. Ltd. (Financials)	4,533,897

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
160,478	SK Hynix, Inc. (Information Technology)	$ 10,991,551
25,164	SK Telecom Co. Ltd. (Communication Services)	5,240,946
51,940	Woongjin Coway Co. Ltd. (Consumer Discretionary)	3,940,079
294,993	Woori Financial Group, Inc. (Financials)	2,922,083

		218,386,928

Taiwan – 13.9%
329,000	Accton Technology Corp. (Information Technology)	1,714,525
437,329	Advantech Co. Ltd. (Information Technology)	4,292,950
1,432,217	ASE Technology Holding Co. Ltd. (Information Technology)	3,548,798
1,805,300	Asia Cement Corp. (Materials)	2,689,267
2,410,855	Cathay Financial Holding Co. Ltd. (Financials)	3,295,018
1,078,836	Chailease Holding Co. Ltd. (Financials)	4,826,572
3,832,049	Chang Hwa Commercial Bank Ltd. (Financials)	2,882,468
923,700	Chicony Electronics Co. Ltd. (Information Technology)	2,679,322
8,616,129	China Development Financial Holding Corp. (Financials)	2,742,093
4,312,300	China Steel Corp. (Materials)	3,307,315
1,191,808	Chunghwa Telecom Co. Ltd. (Communication Services)	4,414,031
4,519,779	Compal Electronics, Inc. (Information Technology)	2,785,003
5,965,767	CTBC Financial Holding Co. Ltd. (Financials)	4,272,366
728,736	Delta Electronics, Inc. (Information Technology)	3,343,867
4,144,474	E.Sun Financial Holding Co. Ltd. (Financials)	3,674,408
882,953	Far EasTone Telecommunications Co. Ltd. (Communication Services)	2,115,464
918,572	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	5,750,389

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
4,172,007	First Financial Holding Co. Ltd. (Financials)	$ 3,138,184
911,382	Formosa Chemicals & Fibre Corp. (Materials)	2,607,746
577,397	Formosa Plastics Corp. (Materials)	1,839,465
1,169,108	Foxconn Technology Co. Ltd. (Information Technology)	2,551,993
2,000,220	Fubon Financial Holding Co. Ltd. (Financials)	2,937,017
186,200	Globalwafers Co. Ltd. (Information Technology)	2,020,032
2,045,651	Hon Hai Precision Industry Co. Ltd. (Information Technology)	5,933,699
95,700	Hotai Motor Co. Ltd. (Consumer Discretionary)	1,872,565
3,620,127	Hua Nan Financial Holdings Co. Ltd. (Financials)	2,574,745
3,977,690	Inventec Corp. (Information Technology)	2,978,982
22,778	Largan Precision Co. Ltd. (Information Technology)	3,311,005
1,967,134	Lite-On Technology Corp. (Information Technology)	3,120,542
389,800	MediaTek, Inc. (Information Technology)	5,385,054
2,964,476	Mega Financial Holding Co. Ltd. (Financials)	2,944,023
1,095,222	Nan Ya Plastics Corp. (Materials)	2,566,604
306,735	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,814,959
1,014,700	Powertech Technology, Inc. (Information Technology)	3,129,522
609,538	President Chain Store Corp. (Consumer Staples)	6,103,271
1,066,222	Quanta Computer, Inc. (Information Technology)	2,107,248
271,045	Realtek Semiconductor Corp. (Information Technology)	2,047,684
2,180,746	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	3,566,616
5,454,898	SinoPac Financial Holdings Co Ltd. (Financials)	2,297,420

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,537,059	Standard Foods Corp. (Consumer Staples)	$ 3,340,064
2,380,700	Synnex Technology International Corp. (Information Technology)	2,875,364
6,044,936	Taishin Financial Holding Co. Ltd. (Financials)	2,823,301
9,040,328	Taiwan Business Bank (Financials)	3,703,777
2,085,900	Taiwan Cement Corp. (Materials)	2,830,378
4,098,428	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	2,787,315
2,728,011	Taiwan High Speed Rail Corp. (Industrials)	3,214,369
830,844	Taiwan Mobile Co. Ltd. (Communication Services)	3,117,997
7,052,632	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	70,502,049
3,096,419	Uni-President Enterprises Corp. (Consumer Staples)	7,357,807
5,243,557	United Microelectronics Corp. (Information Technology)	2,569,318
180,200	Win Semiconductors Corp. (Information Technology)	1,786,614
4,047,098	Wistron Corp. (Information Technology)	3,674,296
2,121,750	WPG Holdings Ltd. (Information Technology)	2,639,105
210,624	Yageo Corp. (Information Technology)	2,278,098
4,077,381	Yuanta Financial Holding Co. Ltd. (Financials)	2,639,363
700,285	Zhen Ding Technology Holding Ltd. (Information Technology)	3,087,079

		247,408,526

Thailand – 3.0%
593,916	Advanced Info Service PCL NVDR (Communication Services)	4,166,797
1,550,800	Airports of Thailand PCL NVDR (Industrials)	3,874,755
1,093,500	B Grimm Power PCL NVDR (Utilities)	1,917,945
7,520,000	Bangkok Expressway & Metro PCL NVDR (Industrials)	2,687,714
6,082,200	BTS Group Holdings PCL NVDR (Industrials)	2,757,546

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
434,800	Bumrungrad Hospital PCL NVDR (Health Care)	$ 1,949,711
2,039,577	CP ALL PCL NVDR (Consumer Staples)	5,129,738
302,702	Electricity Generating PCL NVDR (Utilities)	3,456,017
621,500	Global Power Synergy PCL NVDR (Utilities)	1,676,256
514,400	Gulf Energy Development PCL NVDR (Utilities)	2,842,882
7,180,300	Home Product Center PCL NVDR (Consumer Discretionary)	3,920,740
1,206,200	Intouch Holdings PCL NVDR (Communication Services)	2,345,139
437,900	Kasikornbank PCL (Financials)	2,246,198
1,254,200	Muangthai Capital PCL NVDR (Financials)	2,500,721
1,427,500	Osotspa PCL NVDR (Consumer Staples)	1,936,874
579,600	PTT Exploration & Production PCL NVDR (Energy)	2,301,713
3,063,770	PTT PCL NVDR (Energy)	4,385,143
1,355,800	Ratch Group PCL NVDR (Utilities)	3,174,414

		53,270,303

Turkey – 0.5%
518,008	BIM Birlesik Magazalar AS (Consumer Staples)	4,148,754
1,817,421	Haci Omer Sabanci Holding AS (Financials)	2,879,521
560,000	KOC Holding AS (Industrials)	1,951,981

		8,980,256

United Arab Emirates – 0.6%
954,397	Abu Dhabi Commercial Bank PJSC (Financials)	1,961,721
1,497,458	Dubai Islamic Bank PJSC (Financials)	2,160,687
625,705	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,776,634
739,535	First Abu Dhabi Bank PJSC (Financials)	3,060,298

		9,959,340

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 0.3%
839,162	JBS SA (Consumer Staples)	$ 5,594,678

TOTAL COMMON STOCKS (Cost $1,414,309,002)		$1,696,888,848

Shares	Description	Rate	Value

Preferred Stocks – 4.2%
Brazil – 2.3%
1,291,228	Banco Bradesco SA (Financials)	6.16%	$ 10,205,719
122,923	Cia Brasileira de Distribuicao (Consumer Staples)	1.46	2,314,672
1,734,177	Itau Unibanco Holding SA (Financials)	4.96	14,211,204
1,070,435	Itausa – Investimentos Itau SA (Financials)	5.42	3,339,176
980,193	Petroleo Brasileiro SA (Energy)	4.24	6,750,519
242,425	Telefonica Brasil SA (Communication Services)	6.58	3,208,979

			40,030,269

Colombia – 0.2%
239,465	Bancolombia SA, Class Preference (Financials)	2.48	2,947,483

Russia – 0.3%
4,934,000	Surgutneftegas PJSC (Energy)	21.09	2,770,625
1,145	Transneft PJSC (Energy)	6.27	3,026,848

			5,797,473

South Korea – 1.4%
35,035	Amorepacific Corp. (Consumer Staples)	1.31	2,604,304
43,200	Hyundai Motor Co. (Consumer Discretionary)	5.59	2,637,023
36,600	Hyundai Motor Co. (Consumer Discretionary)	5.04	2,519,223
8,661	LG Household & Health Care Ltd. (Consumer Staples)	1.24	5,455,517

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – (continued)
334,988	Samsung Electronics Co. Ltd. (Information Technology)	3.43%	$ 11,585,539

			24,801,606

TOTAL PREFERRED STOCKS (Cost $61,827,769)			$ 73,576,831

Exchange-Traded Fund – 0.6%
United Kingdom – 0.6%
404,221	iShares MSCI Malaysia ETF
(Cost $12,334,853)			$ 11,132,246

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,488,471,624)			$1,781,597,925

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
17,620,991	1.613%	$ 17,620,991
(Cost $17,620,991)

TOTAL INVESTMENTS – 101.0% (Cost $1,506,092,615)		$1,799,218,916

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(16,849,673)

NET ASSETS – 100.0%		$1,782,369,243

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Australia – 0.8%
2,864	BHP Group PLC (Materials)	$ 63,348
1,824	Rio Tinto PLC (Materials)	99,128

		162,476

Austria – 0.4%
353	ANDRITZ AG (Industrials)	13,778
141	Erste Group Bank AG (Financials)*	5,053
396	OMV AG (Energy)	22,591
713	Raiffeisen Bank International AG (Financials)	16,753
443	Verbund AG (Utilities)	23,045

		81,220

Belgium – 1.4%
718	Ageas (Financials)	43,130
1,015	Anheuser-Busch InBev SA/NV (Consumer Staples)	80,433
894	Colruyt SA (Consumer Staples)	46,329
71	Galapagos NV (Health Care)*	14,001
182	Groupe Bruxelles Lambert SA (Financials)	18,482
151	KBC Group NV (Financials)	11,012
584	Proximus SADP (Communication Services)	17,631
124	Solvay SA (Materials)	14,219
123	Telenet Group Holding NV (Communication Services)*	5,555
479	UCB SA (Health Care)	38,850

		289,642

China – 0.1%
363	Prosus NV (Consumer Discretionary)*	24,763

Denmark – 3.8%
59	AP Moller – Maersk A/S, Class A (Industrials)	76,662
57	AP Moller – Maersk A/S, Class B (Industrials)	79,725
532	Carlsberg A/S, Class B (Consumer Staples)	76,592
75	Chr Hansen Holding A/S (Materials)	5,700
502	Coloplast A/S, Class B (Health Care)	59,353
2,169	Danske Bank A/S (Financials)	29,307

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
323	Demant A/S (Health Care)*	$ 9,890
246	DSV Panalpina A/S (Industrials)	26,806
97	Genmab A/S (Health Care)*	22,617
540	H Lundbeck A/S (Health Care)	20,703
3,763	Novo Nordisk A/S, Class B (Health Care)	211,684
263	Novozymes A/S, Class B (Materials)	12,575
512	Orsted A/S (Utilities)(a)	47,223
564	Pandora A/S (Consumer Discretionary)	22,722
1,059	Tryg A/S (Financials)	30,474
235	Vestas Wind Systems A/S (Industrials)	22,382

		754,415

Finland – 1.3%
500	Elisa OYJ (Communication Services)	26,744
479	Fortum OYJ (Utilities)	11,297
604	Kone OYJ, Class B (Industrials)	37,840
195	Metso OYJ (Industrials)	7,482
480	Neste OYJ (Energy)	16,237
2,393	Nokia OYJ (Information Technology)	8,474
1,649	Nordea Bank Abp (Financials)	11,685
2,105	Orion OYJ, Class B (Health Care)	91,678
502	Sampo OYJ, Class A (Financials)	20,314
687	UPM-Kymmene OYJ (Materials)	22,967

		254,718

France – 18.1%
359	Accor SA (Consumer Discretionary)	15,370
63	Aeroports de Paris (Industrials)	12,330
586	Air Liquide SA (Materials)	79,505
553	Airbus SE (Industrials)	81,339
333	Alstom SA (Industrials)	14,532
114	Amundi SA (Financials)(a)	8,635
208	Arkema SA (Materials)	21,572
1,299	Atos SE (Information Technology)	110,400
2,763	AXA SA (Financials)	75,233
363	BioMerieux (Health Care)	32,840
2,140	BNP Paribas SA (Financials)	120,267
13,366	Bollore SA (Industrials)	57,181
207	Bouygues SA (Industrials)	8,463
629	Bureau Veritas SA (Industrials)	16,478
528	Capgemini SE (Information Technology)	62,496
2,861	Carrefour SA (Consumer Staples)	47,255

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
425	Casino Guichard Perrachon SA (Consumer Staples)	$ 18,716
664	Cie de Saint-Gobain (Industrials)	26,906
177	Cie Generale des Etablissements Michelin (Consumer Discretionary)	21,253
2,322	CNP Assurances (Financials)	45,879
179	Covivio REIT (Real Estate)	19,815
3,856	Credit Agricole SA (Financials)	52,784
1,358	Danone SA (Consumer Staples)	111,881
5	Dassault Aviation SA (Industrials)	6,809
320	Dassault Systemes (Information Technology)	50,455
590	Edenred (Industrials)	29,307
716	Eiffage SA (Industrials)	78,236
1,293	Electricite de France SA (Utilities)	13,293
2,491	Engie SA (Utilities)	39,441
445	EssilorLuxottica SA (Consumer Discretionary)	69,183
238	Eurazeo SE (Financials)	16,231
370	Faurecia SE (Consumer Discretionary)	19,639
143	Gecina SA REIT (Real Estate)	24,723
1,522	Getlink SE (Industrials)	25,693
187	Hermes International (Consumer Discretionary)	140,207
169	ICADE REIT (Real Estate)	16,929
199	Ingenico Group SA (Information Technology)	21,253
608	Ipsen SA (Health Care)	68,714
117	Kering (Consumer Discretionary)	70,527
390	Klepierre SA REIT (Real Estate)	14,006
614	Legrand SA (Industrials)	48,527
628	L’Oreal SA (Consumer Staples)	179,132
519	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	233,077
10,844	Natixis SA (Financials)	45,351
1,779	Orange SA (Communication Services)(b)	29,423
354	Pernod Ricard SA (Consumer Staples)	65,066
3,203	Peugeot SA (Consumer Discretionary)	77,413
658	Publicis Groupe SA (Communication Services)	28,977
110	Remy Cointreau SA (Consumer Staples)(b)	14,178
505	Safran SA (Industrials)	82,659

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,174	Sanofi (Health Care)	$ 202,575
224	Sartorius Stedim Biotech (Health Care)	35,590
934	Schneider Electric SE (Industrials)	90,213
343	SCOR SE (Financials)	14,746
224	SEB SA (Consumer Discretionary)	34,824
1,829	Societe Generale SA (Financials)	57,596
149	Sodexo SA (Consumer Discretionary)	17,382
3,677	Suez (Utilities)	54,469
152	Teleperformance (Industrials)	36,033
149	Thales SA (Industrials)	14,608
4,203	TOTAL SA (Energy)	220,775
557	Ubisoft Entertainment SA (Communication Services)*	33,840
84	Unibail-Rodamco-Westfield REIT (Real Estate)	13,142
665	Valeo SA (Consumer Discretionary)	26,220
1,346	Veolia Environnement SA (Utilities)	34,490
818	Vinci SA (Industrials)	89,273
1,080	Vivendi SA (Communication Services)	29,675
64	Wendel SA (Financials)	8,630
356	Worldline SA (Information Technology)*(a)	23,061

		3,606,721

Germany – 12.1%
690	adidas AG (Consumer Discretionary)	215,115
719	Allianz SE (Financials)	172,308
2,170	Aroundtown SA (Real Estate)	18,859
256	Axel Springer SE (Communication Services)	17,966
1,095	BASF SE (Materials)	82,365
1,743	Bayer AG (Health Care)	132,030
268	Bayerische Motoren Werke AG (Consumer Discretionary)	21,660
607	Beiersdorf AG (Consumer Staples)	70,843
762	Brenntag AG (Industrials)	40,673
138	Carl Zeiss Meditec AG (Health Care)	16,890
4,497	Commerzbank AG (Financials)	26,086
87	Continental AG (Consumer Discretionary)	11,377
273	Covestro AG (Materials)(a)	12,793
539	Daimler AG (Consumer Discretionary)	30,428
381	Deutsche Boerse AG (Financials)	58,498
1,145	Deutsche Lufthansa AG (Industrials)	21,740

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
3,128	Deutsche Post AG (Industrials)	$ 116,712
5,300	Deutsche Telekom AG (Communication Services)	89,036
370	Deutsche Wohnen SE (Real Estate)	14,462
2,787	E.ON SE (Utilities)	29,187
313	Evonik Industries AG (Materials)	9,090
128	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	10,912
146	Fresenius Medical Care AG & Co KGaA (Health Care)	10,715
293	Fresenius SE & Co KGaA (Health Care)	16,037
244	Hannover Rueck SE (Financials)	45,332
926	HeidelbergCement AG (Materials)	68,510
184	Henkel AG & Co KGaA (Consumer Staples)	17,813
184	HOCHTIEF AG (Industrials)	22,621
1,016	Infineon Technologies AG (Information Technology)	21,719
213	KION Group AG (Industrials)	14,143
470	Knorr-Bremse AG (Industrials)	45,749
454	Merck KGaA (Health Care)	53,062
1,137	METRO AG (Consumer Staples)	18,335
134	MTU Aero Engines AG (Industrials)	36,331
220	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	63,214
1,194	Puma SE (Consumer Discretionary)	89,786
2,384	RWE AG (Utilities)	70,736
1,751	SAP SE (Information Technology)	238,397
1,064	Siemens AG (Industrials)	137,401
281	Siemens Healthineers AG (Health Care)(a)	13,639
292	Symrise AG (Materials)	28,345
1,633	Telefonica Deutschland Holding AG (Communication Services)	4,989
1,131	Uniper SE (Utilities)	36,538
39	Volkswagen AG (Consumer Discretionary)	7,446
763	Vonovia SE (Real Estate)	39,784
89	Wirecard AG (Information Technology)	11,756
1,634	Zalando SE (Consumer Discretionary)*(a)	70,444

		2,401,872

Shares	Description	Value

Common Stocks – (continued)
Ireland – 0.5%
1,008	Bank of Ireland Group PLC (Financials)	$ 5,068
1,120	CRH PLC (Materials)	42,888
282	Kerry Group PLC, Class A (Consumer Staples)	36,193
553	Smurfit Kappa Group PLC (Materials)	19,634

		103,783

Italy – 4.2%
3,622	Assicurazioni Generali SpA (Financials)	74,002
857	Atlantia SpA (Industrials)	19,012
1,948	Davide Campari-Milano SpA (Consumer Staples)	17,795
13,333	Enel SpA (Utilities)	100,790
4,289	Eni SpA (Energy)	64,854
316	Ferrari NV (Consumer Discretionary)	53,448
1,788	FinecoBank Banca Fineco SpA (Financials)	22,199
13,916	Intesa Sanpaolo SpA (Financials)	35,299
2,216	Mediobanca Banca di Credito Finanziario SpA (Financials)(b)	24,800
2,299	Moncler SpA (Consumer Discretionary)	100,812
4,461	Poste Italiane SpA (Financials)(a)	52,089
688	Prysmian SpA (Industrials)	15,695
1,035	Recordati SpA (Health Care)	43,445
6,591	Snam SpA (Utilities)	32,790
85,715	Telecom Italia SpA (Communication Services)*	53,700
88,977	Telecom Italia SpA-RSP (Communication Services)	54,841
4,630	Terna Rete Elettrica Nazionale SpA (Utilities)	29,762
2,790	UniCredit SpA (Financials)	38,644

		833,977

Luxembourg – 0.5%
5,875	ArcelorMittal (Materials)	100,587

Netherlands – 7.4%
482	ABN AMRO Bank NV (Financials)(a)	8,232
7	Adyen NV (Information Technology)*(a)	5,373
9,009	Aegon NV (Financials)	40,647
357	Akzo Nobel NV (Materials)	34,214

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
3,012	Altice Europe NV (Communication Services)*	$ 17,940
540	ASML Holding NV (Information Technology)	147,065
802	EXOR NV (Financials)	61,405
636	Heineken Holding NV (Consumer Staples)	61,009
508	Heineken NV (Consumer Staples)	52,674
4,431	ING Groep NV (Financials)	51,025
5,531	Koninklijke Ahold Delhaize NV (Consumer Staples)	142,613
337	Koninklijke DSM NV (Materials)	43,214
5,294	Koninklijke KPN NV (Communication Services)	16,321
2,323	Koninklijke Philips NV (Health Care)	107,948
303	Koninklijke Vopak NV (Energy)	16,167
1,615	NN Group NV (Financials)	62,040
676	NXP Semiconductors NV (Information Technology)	78,132
1,332	Randstad NV (Industrials)	77,634
7,484	Royal Dutch Shell PLC, Class A (Energy)	214,037
5,976	Royal Dutch Shell PLC, Class B (Energy)	169,247
925	Wolters Kluwer NV (Industrials)	66,457

		1,473,394

Norway – 1.0%
1,024	DNB ASA (Financials)	17,212
853	Equinor ASA (Energy)	15,727
2,139	Gjensidige Forsikring ASA (Financials)	40,285
814	Mowi ASA (Consumer Staples)	20,205
2,110	Orkla ASA (Consumer Staples)	20,450
2,159	Schibsted ASA, Class B (Communication Services)	55,701
1,320	Telenor ASA (Communication Services)	24,108
119	Yara International ASA (Materials)	4,490

		198,178

Portugal – 0.7%
15,224	EDP – Energias de Portugal SA (Utilities)	61,605
708	Galp Energia SGPS SA (Energy)	11,534

Shares	Description	Value

Common Stocks – (continued)
Portugal – (continued)
3,920	Jeronimo Martins SGPS SA (Consumer Staples)(b)	$ 62,650

		135,789

Russia – 0.2%
8,089	Evraz PLC (Materials)	38,755

South Africa – 0.3%
2,519	Anglo American PLC (Materials)	66,030

Spain – 4.4%
1,390	ACS Actividades de Construccion y Servicios SA (Industrials)	54,147
201	Aena SME SA (Industrials)(a)	36,945
960	Amadeus IT Group SA (Information Technology)	76,529
8,201	Banco Bilbao Vizcaya Argentaria SA (Financials)	43,236
27,366	Banco de Sabadell SA (Financials)	30,385
23,877	Banco Santander SA (Financials)	93,118
1,466	Bankinter SA (Financials)	10,261
553	Cellnex Telecom SA (Communication Services)*(a)	23,780
885	Enagas SA (Utilities)	22,063
1,177	Endesa SA (Utilities)	32,029
1,239	Ferrovial SA (Industrials)	36,817
407	Grifols SA (Health Care)	13,916
10,509	Iberdrola SA (Utilities)	103,451
3,381	Industria de Diseno Textil SA (Consumer Discretionary)	105,350
5,006	Mapfre SA (Financials)	14,125
1,095	Naturgy Energy Group SA (Utilities)	28,493
964	Red Electrica Corp. SA (Utilities)	18,867
6,535	Repsol SA (Energy)	102,966
4,936	Telefonica SA (Communication Services)	37,836

		884,314

Sweden – 4.0%
249	Alfa Laval AB (Industrials)	6,129
1,507	Assa Abloy AB, Class B (Industrials)	35,801
978	Atlas Copco AB, Class A (Industrials)	35,852
702	Atlas Copco AB, Class B (Industrials)	22,705
220	Boliden AB (Materials)	5,677

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
535	Electrolux AB, Series B (Consumer Discretionary)	$ 13,755
725	Epiroc AB, Class A (Industrials)	8,468
641	Epiroc AB, Class B (Industrials)	7,209
999	Essity AB, Class B (Consumer Staples)	31,414
5,522	Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	106,631
440	Hexagon AB, Class B (Information Technology)	24,886
908	Husqvarna AB, Class B (Consumer Discretionary)	7,094
444	ICA Gruppen AB (Consumer Staples)	19,389
919	Industrivarden AB, Class C (Financials)	21,323
861	Investor AB, Class B (Financials)	45,532
404	Kinnevik AB, Class B (Financials)	9,256
623	L E Lundbergforetagen AB, Class B (Financials)	24,706
1,749	Sandvik AB (Industrials)	31,820
1,141	Securitas AB, Class B (Industrials)	18,929
1,843	Skandinaviska Enskilda Banken AB, Class A (Financials)	15,811
3,322	Skanska AB, Class B (Industrials)	73,435
481	SKF AB, Class B (Industrials)	9,191
2,100	Svenska Handelsbanken AB, Class A (Financials)	20,622
1,641	Swedish Match AB (Consumer Staples)	78,637
1,443	Tele2 AB, Class B (Communication Services)	21,301
6,159	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	55,528
4,872	Telia Co. AB (Communication Services)	21,097
1,310	Volvo AB, Class B (Industrials)	20,261

		792,459

Switzerland – 15.1%
1,421	ABB Ltd. (Industrials)	31,097
583	Adecco Group AG (Industrials)	36,064
618	Alcon, Inc. (Health Care)*	34,142
183	Baloise Holding AG (Financials)	31,826
16	Barry Callebaut AG (Consumer Staples)	32,181
7	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	53,410

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
592	Cie Financiere Richemont SA (Consumer Discretionary)	$ 45,116
270	Clariant AG (Materials)*	5,582
1,338	Coca-Cola HBC AG (Consumer Staples)*	44,635
2,417	Credit Suisse Group AG (Financials)*	31,695
569	Dufry AG (Consumer Discretionary)*	55,559
24	EMS-Chemie Holding AG (Materials)	14,902
66	Geberit AG (Industrials)	35,452
17	Givaudan SA (Materials)	49,995
33,440	Glencore PLC (Materials)*	105,498
115	Julius Baer Group Ltd. (Financials)*	5,418
648	Kuehne + Nagel International AG (Industrials)	105,433
943	LafargeHolcim Ltd. (Materials)*	48,653
107	Lonza Group AG (Health Care)*	36,361
5,657	Nestle SA (Consumer Staples)	588,258
3,952	Novartis AG (Health Care)	364,058
240	Pargesa Holding SA (Financials)	18,948
119	Partners Group Holding AG (Financials)	100,406
1,478	Roche Holding AG (Health Care)	455,816
66	Schindler Holding AG (Industrials)	15,797
89	Schindler Holding AG Participation Certificates (Industrials)	22,202
38	SGS SA (Industrials)	98,940
169	Sika AG (Materials)	29,434
173	Sonova Holding AG (Health Care)	39,522
2,269	STMicroelectronics NV (Information Technology)	55,790
72	Straumann Holding AG (Health Care)	69,309
78	Swatch Group AG (The) – Bearer (Consumer Discretionary)	21,854
295	Swatch Group AG (The) – Registered (Consumer Discretionary)	15,734
111	Swiss Life Holding AG (Financials)	55,070
338	Swiss Prime Site AG (Real Estate)*	35,716
467	Swiss Re AG (Financials)	50,609
60	Swisscom AG (Communication Services)	31,076
50	Temenos AG (Information Technology)*	7,590
2,993	UBS Group AG (Financials)*	36,299
209	Zurich Insurance Group AG (Financials)	82,044

		2,997,491

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – 21.8%
3,792	3i Group PLC (Financials)	$ 52,532
4,036	Admiral Group PLC (Financials)	111,720
249	Ashtead Group PLC (Industrials)	7,569
970	Associated British Foods PLC (Consumer Staples)	32,233
2,127	AstraZeneca PLC (Health Care)	205,190
19,195	Auto Trader Group PLC (Communication Services)(a)	139,538
351	AVEVA Group PLC (Information Technology)	20,694
17,864	Aviva PLC (Financials)	93,306
2,853	BAE Systems PLC (Industrials)	21,160
10,981	Barclays PLC (Financials)	24,365
3,499	Barratt Developments PLC (Consumer Discretionary)	30,179
867	Berkeley Group Holdings PLC (Consumer Discretionary)	51,430
30,643	BP PLC (Energy)	190,336
2,965	British American Tobacco PLC (Consumer Staples)	117,358
2,285	British Land Co. PLC (The) REIT (Real Estate)	17,013
8,733	BT Group PLC (Communication Services)	21,639
931	Bunzl PLC (Industrials)	25,566
4,061	Burberry Group PLC (Consumer Discretionary)	110,521
19,382	Centrica PLC (Utilities)	20,112
509	CNH Industrial NV (Industrials)	5,460
872	Coca-Cola European Partners PLC (Consumer Staples)	44,001
2,465	Compass Group PLC (Consumer Discretionary)	60,406
472	Croda International PLC (Materials)	30,404
274	DCC PLC (Industrials)	23,420
4,093	Diageo PLC (Consumer Staples)	167,564
4,086	Direct Line Insurance Group PLC (Financials)	16,141
1,805	Experian PLC (Industrials)	59,840
9,648	GlaxoSmithKline PLC (Health Care)	218,894
1,344	Halma PLC (Information Technology)	36,612
4,035	Hargreaves Lansdown PLC (Financials)	96,818
29,451	HSBC Holdings PLC (Financials)	219,541

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,048	Imperial Brands PLC (Consumer Staples)	$ 23,088
1,956	Informa PLC (Communication Services)	20,023
1,064	InterContinental Hotels Group PLC (Consumer Discretionary)	68,911
235	Intertek Group PLC (Industrials)	16,767
9,539	J Sainsbury PLC (Consumer Staples)	26,442
8,464	JD Sports Fashion PLC (Consumer Discretionary)	83,272
170	Johnson Matthey PLC (Materials)	6,320
6,461	Kingfisher PLC (Consumer Discretionary)	17,542
1,647	Land Securities Group PLC REIT (Real Estate)	20,418
12,526	Legal & General Group PLC (Financials)	45,512
47,178	Lloyds Banking Group PLC (Financials)	37,317
649	London Stock Exchange Group PLC (Financials)	57,689
20,456	M&G PLC (Financials)*	62,445
33,580	Marks & Spencer Group PLC (Consumer Discretionary)	84,417
1,641	Meggitt PLC (Industrials)	13,649
3,658	Micro Focus International PLC (Information Technology)	53,600
824	Mondi PLC (Materials)	17,858
4,406	National Grid PLC (Utilities)	50,705
892	Next PLC (Consumer Discretionary)	77,974
4,179	Ocado Group PLC (Consumer Discretionary)*	71,623
3,505	Pearson PLC (Communication Services)	29,315
147	Persimmon PLC (Consumer Discretionary)	4,864
2,872	Prudential PLC (Financials)	51,136
588	Reckitt Benckiser Group PLC (Consumer Staples)	46,137
3,032	RELX PLC (Industrials)	73,457
3,872	Rentokil Initial PLC (Industrials)	22,283
1,181	Rolls-Royce Holdings PLC (Industrials)*	10,871
54,004	Rolls-Royce Holdings PLC-Entitlement (Industrials)*	70
2,727	Royal Bank of Scotland Group PLC (Financials)	7,979
2,325	RSA Insurance Group PLC (Financials)	16,583
8,199	Sage Group PLC (The) (Information Technology)	79,944

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
384	Schroders PLC (Financials)	$ 16,386
4,346	Segro PLC REIT (Real Estate)	50,257
659	Severn Trent PLC (Utilities)	19,120
3,940	Smith & Nephew PLC (Health Care)	88,219
1,141	Smiths Group PLC (Industrials)	24,514
162	Spirax-Sarco Engineering PLC (Industrials)	18,702
1,835	SSE PLC (Utilities)	30,856
908	St James’s Place PLC (Financials)	12,784
1,754	Standard Chartered PLC (Financials)	15,823
6,738	Standard Life Aberdeen PLC (Financials)	27,620
4,661	Taylor Wimpey PLC (Consumer Discretionary)	10,506
26,290	Tesco PLC (Consumer Staples)	78,010
2,667	Unilever NV (Consumer Staples)	158,206
2,218	Unilever PLC (Consumer Staples)	131,342
1,690	United Utilities Group PLC (Utilities)	18,655
42,769	Vodafone Group PLC (Communication Services)	84,841
168	Whitbread PLC (Consumer Discretionary)	9,998
12,429	Wm Morrison Supermarkets PLC (Consumer Staples)(b)	31,881
2,588	WPP PLC (Communication Services)	33,493

		4,330,986

United States – 0.7%
1,387	Ferguson PLC (Industrials)	120,598
409	QIAGEN NV (Health Care)*	17,525

		138,123

TOTAL COMMON STOCKS (Cost $20,094,857)		$19,669,693

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
126	Bayerische Motoren Werke AG (Consumer Discretionary)	6.25%	$ 7,780
858	FUCHS PETROLUB SE (Materials)	2.41	37,084
230	Henkel AG & Co KGaA (Consumer Staples)	1.93	24,315

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
102	Porsche Automobil Holding SE (Consumer Discretionary)	3.25%	$ 7,555
85	Sartorius AG (Health Care)	0.32	17,929
129	Volkswagen AG (Consumer Discretionary)	2.74	24,960

TOTAL PREFERRED STOCKS (Cost $134,657)			$ 119,623

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $20,229,514)			$19,789,316

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
159,371	1.613%	$ 159,371
(Cost $159,371)

TOTAL INVESTMENTS – 100.2% (Cost $20,388,885)		$19,948,687

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(43,922)

NET ASSETS – 100.0%		$19,904,765

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Australia – 6.3%
30,142	AGL Energy Ltd. (Utilities)	$ 416,120
67,168	APA Group (Utilities)	499,757
44,563	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,022,431
23,034	ASX Ltd. (Financials)	1,273,058
219,545	Aurizon Holdings Ltd. (Industrials)	858,332
493,502	AusNet Services (Utilities)	580,820
188,088	Australia & New Zealand Banking Group Ltd. (Financials)	3,160,213
217,866	Bendigo & Adelaide Bank Ltd. (Financials)	1,478,067
185,081	BHP Group Ltd. (Materials)	4,785,968
109,039	BHP Group PLC (Materials)	2,411,818
421,570	BlueScope Steel Ltd. (Materials)	4,148,932
125,521	Brambles Ltd. (Industrials)	1,065,525
73,862	CIMIC Group Ltd. (Industrials)	1,680,663
85,190	Coca-Cola Amatil Ltd. (Consumer Staples)	655,744
35,028	Cochlear Ltd. (Health Care)	5,543,911
323,489	Coles Group Ltd. (Consumer Staples)	3,557,818
142,667	Commonwealth Bank of Australia (Financials)	7,799,127
36,340	Computershare Ltd. (Information Technology)	435,810
36,626	CSL Ltd. (Health Care)	7,022,885
121,794	Dexus REIT (Real Estate)	1,007,525
103,864	Flight Centre Travel Group Ltd. (Consumer Discretionary)(a)	3,093,267
95,370	Fortescue Metals Group Ltd. (Materials)	627,666
137,419	Goodman Group REIT (Real Estate)	1,377,522
268,215	GPT Group (The) REIT (Real Estate)	1,115,737
194,301	Harvey Norman Holdings Ltd. (Consumer Discretionary)	565,128
162,745	Incitec Pivot Ltd. (Materials)(a)	355,561
117,461	Insurance Australia Group Ltd. (Financials)	626,865
24,657	Lendlease Group (Real Estate)	322,052
28,048	Macquarie Group Ltd. (Financials)	2,619,039
61,631	Magellan Financial Group Ltd. (Financials)	2,188,162
468,305	Medibank Pvt Ltd. (Financials)	1,032,643
299,808	Mirvac Group REIT (Real Estate)	683,403

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
144,425	National Australia Bank Ltd. (Financials)	$ 2,529,170
37,565	Newcrest Mining Ltd. (Materials)	781,580
83,846	Oil Search Ltd. (Energy)	421,948
42,761	Orica Ltd. (Materials)	687,802
343,604	Origin Energy Ltd. (Energy)	2,022,000
109,343	QBE Insurance Group Ltd. (Financials)	937,808
8,955	Ramsay Health Care Ltd. (Health Care)	442,052
27,311	REA Group Ltd. (Communication Services)(a)	1,927,859
18,216	Rio Tinto Ltd. (Materials)	1,193,934
68,779	Rio Tinto PLC (Materials)	3,737,892
178,604	Santos Ltd. (Energy)	984,583
230,323	Scentre Group REIT (Real Estate)	613,815
44,330	Sonic Healthcare Ltd. (Health Care)	903,143
1,221,139	South32 Ltd. (Materials)	2,230,142
253,082	Stockland REIT (Real Estate)	864,483
131,097	Suncorp Group Ltd. (Financials)	1,186,458
96,869	Sydney Airport (Industrials)	601,494
109,813	Tabcorp Holdings Ltd. (Consumer Discretionary)	355,789
491,035	Telstra Corp. Ltd. (Communication Services)	1,282,045
165,200	Transurban Group (Industrials)	1,715,229
317,150	Vicinity Centres REIT (Real Estate)	574,914
140,736	Wesfarmers Ltd. (Consumer Discretionary)	4,033,363
216,053	Westpac Banking Corp. (Financials)	3,583,310
45,069	Woodside Petroleum Ltd. (Energy)	1,052,026
239,636	Woolworths Group Ltd. (Consumer Staples)	6,444,691

		105,119,099

Austria – 0.3%
17,702	ANDRITZ AG (Industrials)	690,945
11,059	Erste Group Bank AG (Financials)*	396,294
15,208	OMV AG (Energy)	867,594
61,992	Raiffeisen Bank International AG (Financials)	1,456,590
16,347	Verbund AG (Utilities)	850,382

		4,261,805

Belgium – 0.8%
28,823	Ageas (Financials)	1,731,388

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
45,926	Anheuser-Busch InBev SA/NV (Consumer Staples)	$ 3,639,354
30,933	Colruyt SA (Consumer Staples)	1,603,016
2,713	Galapagos NV (Health Care)*	535,004
8,142	Groupe Bruxelles Lambert SA (Financials)	826,816
12,528	KBC Group NV (Financials)	913,617
16,094	Proximus SADP (Communication Services)	485,865
7,497	Solvay SA (Materials)	859,684
14,961	Telenet Group Holding NV (Communication Services)*	675,676
20,601	UCB SA (Health Care)	1,670,891

		12,941,311

Canada – 9.8%
15,432	Agnico Eagle Mines Ltd. (Materials)	916,916
13,719	Air Canada (Industrials)*	516,948
79,233	Algonquin Power & Utilities Corp. (Utilities)	1,111,320
89,050	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	2,913,693
13,782	Atco Ltd., Class I (Utilities)	522,850
42,652	Bank of Montreal (Financials)	3,282,430
84,823	Bank of Nova Scotia (The) (Financials)	4,785,722
58,971	Barrick Gold Corp. (Materials)	984,737
21,352	BCE, Inc. (Communication Services)	1,027,854
42,068	Brookfield Asset Management, Inc., Class A (Financials)	2,433,974
38,745	CAE, Inc. (Industrials)	1,041,076
16,732	Canadian Apartment Properties REIT (Real Estate)	698,379
35,335	Canadian Imperial Bank of Commerce (Financials)	3,071,545
28,231	Canadian National Railway Co. (Industrials)	2,563,479
54,167	Canadian Natural Resources Ltd. (Energy)	1,513,373
6,892	Canadian Pacific Railway Ltd. (Industrials)	1,632,235
3,668	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	427,374
29,142	Canadian Utilities Ltd., Class A (Utilities)	856,982

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
354,827	Cenovus Energy, Inc. (Energy)	$ 3,136,209
58,507	CGI, Inc. (Information Technology)*	4,848,384
206,295	CI Financial Corp. (Financials)	3,249,156
7,465	Constellation Software, Inc. (Information Technology)	7,980,707
86,060	Dollarama, Inc. (Consumer Discretionary)	3,148,244
28,161	Emera, Inc. (Utilities)	1,158,030
269,952	Empire Co. Ltd., Class A (Consumer Staples)	7,229,206
86,784	Enbridge, Inc. (Energy)	3,286,456
397,663	Encana Corp. (Energy)	1,559,815
1,802	Fairfax Financial Holdings Ltd. (Financials)	814,017
44,138	First Capital Realty, Inc. (Real Estate)	717,107
38,201	Fortis, Inc. (Utilities)	1,496,691
11,638	Franco-Nevada Corp. (Materials)	1,144,918
55,047	George Weston Ltd. (Consumer Staples)	4,477,529
55,931	Great-West Lifeco, Inc. (Financials)	1,408,539
55,251	H&R Real Estate Investment Trust REIT (Real Estate)	897,660
50,297	Hydro One Ltd. (Utilities)(b)	947,435
68,385	iA Financial Corp., Inc. (Financials)	3,500,983
26,200	IGM Financial, Inc. (Financials)	753,503
88,007	Imperial Oil Ltd. (Energy)	2,203,736
14,070	Intact Financial Corp. (Financials)	1,450,908
20,195	Inter Pipeline Ltd. (Energy)	334,493
112,909	Kinross Gold Corp. (Materials)*	487,933
9,140	Kirkland Lake Gold Ltd. (Materials)	383,904
59,329	Loblaw Cos. Ltd. (Consumer Staples)	3,198,160
83,265	Magna International, Inc. (Consumer Discretionary)	4,587,489
130,516	Manulife Financial Corp. (Financials)	2,567,576
26,253	Methanex Corp. (Materials)	976,989
36,318	Metro, Inc. (Consumer Staples)	1,590,801
40,055	National Bank of Canada (Financials)	2,145,615
11,502	Nutrien Ltd. (Materials)	542,952
105,852	Onex Corp. (Financials)	6,303,703
16,292	Open Text Corp. (Information Technology)(a)	709,329
35,088	Pembina Pipeline Corp. (Energy)	1,225,207
148,018	Power Corp. of Canada (Financials)	3,592,773
134,249	Power Financial Corp. (Financials)	3,282,821

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
27,623	Quebecor, Inc., Class B (Communication Services)	$ 685,038
5,911	Restaurant Brands International, Inc. (Consumer Discretionary)	388,370
38,692	RioCan Real Estate Investment Trust REIT (Real Estate)	790,590
15,350	Rogers Communications, Inc., Class B (Communication Services)	744,474
119,927	Royal Bank of Canada (Financials)	9,817,175
68,341	Saputo, Inc. (Consumer Staples)	2,065,794
23,245	Shaw Communications, Inc., Class B (Communication Services)	480,388
8,490	Shopify, Inc., Class A (Information Technology)*	2,847,258
30,918	SmartCentres Real Estate Investment Trust REIT (Real Estate)	745,570
22,095	Stars Group, Inc. (The) (Consumer Discretionary)*	529,482
53,243	Sun Life Financial, Inc. (Financials)(a)	2,429,556
82,805	Suncor Energy, Inc. (Energy)	2,582,805
48,112	TC Energy Corp. (Energy)	2,434,125
184,427	Teck Resources Ltd., Class B (Materials)	2,888,072
20,608	TELUS Corp. (Communication Services)	778,085
15,775	Thomson Reuters Corp. (Industrials)	1,103,092
139,214	Toronto-Dominion Bank (The) (Financials)	8,027,405
28,938	Wheaton Precious Metals Corp. (Materials)	795,209
84,839	WSP Global, Inc. (Industrials)	5,475,812

		163,248,165

China – 0.2%
333,632	BOC Hong Kong Holdings Ltd. (Financials)	1,133,737
18,892	Prosus NV (Consumer Discretionary)*	1,288,772
531,863	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	400,614

		2,823,123

Denmark – 2.3%
3,227	AP Moller – Maersk A/S, Class A (Industrials)	4,193,043

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
3,103	AP Moller – Maersk A/S, Class B (Industrials)	$ 4,340,097
31,423	Carlsberg A/S, Class B (Consumer Staples)	4,523,977
30,652	Coloplast A/S, Class B (Health Care)	3,624,105
59,590	Danske Bank A/S (Financials)	805,156
35,324	Demant A/S (Health Care)*	1,081,655
19,622	DSV Panalpina A/S (Industrials)	2,138,139
4,355	Genmab A/S (Health Care)*	1,015,421
25,072	H Lundbeck A/S (Health Care)	961,234
168,803	Novo Nordisk A/S, Class B (Health Care)	9,495,854
13,548	Novozymes A/S, Class B (Materials)	647,770
25,522	Orsted A/S (Utilities)(b)	2,353,942
25,861	Pandora A/S (Consumer Discretionary)	1,041,859
49,814	Tryg A/S (Financials)	1,433,465
12,298	Vestas Wind Systems A/S (Industrials)	1,171,290

		38,827,007

Finland – 0.7%
17,350	Elisa OYJ (Communication Services)	928,002
22,184	Fortum OYJ (Utilities)	523,201
24,709	Kone OYJ, Class B (Industrials)	1,548,012
8,747	Metso OYJ (Industrials)	335,627
34,602	Neste OYJ (Energy)	1,170,509
136,764	Nokia OYJ (Information Technology)	484,281
87,334	Nordea Bank Abp (Financials)	618,865
81,965	Orion OYJ, Class B (Health Care)	3,569,798
21,735	Sampo OYJ, Class A (Financials)	879,516
53,619	UPM-Kymmene OYJ (Materials)	1,792,528

		11,850,339

France – 10.8%
16,965	Accor SA (Consumer Discretionary)	726,339
3,200	Aeroports de Paris (Industrials)	626,277
23,392	Air Liquide SA (Materials)	3,173,709
27,654	Airbus SE (Industrials)	4,067,540
15,849	Alstom SA (Industrials)	691,665
20,114	Arkema SA (Materials)	2,086,035
71,465	Atos SE (Information Technology)	6,073,698
138,095	AXA SA (Financials)	3,760,149
20,688	BioMerieux (Health Care)	1,871,609
98,119	BNP Paribas SA (Financials)	5,514,242
770,216	Bollore SA (Industrials)	3,295,053

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
13,057	Bouygues SA (Industrials)	$ 533,828
33,418	Bureau Veritas SA (Industrials)	875,478
31,501	Capgemini SE (Information Technology)	3,728,589
106,827	Carrefour SA (Consumer Staples)	1,764,456
36,859	Casino Guichard Perrachon SA (Consumer Staples)(a)	1,623,191
45,962	Cie de Saint-Gobain (Industrials)	1,862,406
9,531	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,144,417
116,268	CNP Assurances (Financials)	2,297,293
7,843	Covivio REIT (Real Estate)	868,228
237,459	Credit Agricole SA (Financials)	3,250,525
69,500	Danone SA (Consumer Staples)	5,725,847
310	Dassault Aviation SA (Industrials)	422,131
20,446	Dassault Systemes (Information Technology)	3,223,758
22,185	Edenred (Industrials)	1,101,976
31,083	Eiffage SA (Industrials)	3,396,367
68,271	Electricite de France SA (Utilities)(a)	701,870
114,411	Engie SA (Utilities)	1,811,508
21,923	EssilorLuxottica SA (Consumer Discretionary)	3,408,295
12,291	Eurazeo SE (Financials)	838,195
20,640	Eutelsat Communications SA (Communication Services)(a)	338,862
15,852	Faurecia SE (Consumer Discretionary)	841,411
5,296	Gecina SA REIT (Real Estate)	915,613
59,647	Getlink SE (Industrials)	1,006,890
10,058	Hermes International (Consumer Discretionary)	7,541,168
9,058	ICADE REIT (Real Estate)	907,351
14,861	Ingenico Group SA (Information Technology)	1,587,123
27,388	Ipsen SA (Health Care)	3,095,297
5,705	Kering (Consumer Discretionary)	3,438,926
19,948	Klepierre SA REIT (Real Estate)	716,366
23,166	Legrand SA (Industrials)	1,830,911
31,627	L’Oreal SA (Consumer Staples)	9,021,371
25,530	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	11,465,244
503,162	Natixis SA (Financials)	2,104,305
81,920	Orange SA (Communication Services)(a)	1,354,875
15,647	Pernod Ricard SA (Consumer Staples)	2,875,973

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
188,265	Peugeot SA (Consumer Discretionary)	$ 4,550,176
27,070	Publicis Groupe SA (Communication Services)	1,192,105
6,214	Remy Cointreau SA (Consumer Staples)	800,947
26,613	Safran SA (Industrials)	4,356,043
92,747	Sanofi (Health Care)	8,642,235
8,672	Sartorius Stedim Biotech (Health Care)	1,377,848
38,153	Schneider Electric SE (Industrials)	3,685,114
20,002	SCOR SE (Financials)	859,894
20,413	SEB SA (Consumer Discretionary)	3,173,540
82,887	Societe Generale SA (Financials)	2,610,133
6,231	Sodexo SA (Consumer Discretionary)	726,878
186,390	Suez (Utilities)	2,761,076
7,816	Teleperformance (Industrials)	1,852,854
6,594	Thales SA (Industrials)	646,497
171,401	TOTAL SA (Energy)	9,003,331
40,488	Ubisoft Entertainment SA (Communication Services)*	2,459,779
3,864	Unibail-Rodamco-Westfield REIT (Real Estate)	604,557
36,469	Valeo SA (Consumer Discretionary)	1,437,936
49,989	Veolia Environnement SA (Utilities)	1,280,940
43,032	Vinci SA (Industrials)	4,696,313
48,547	Vivendi SA (Communication Services)	1,333,916
3,754	Wendel SA (Financials)	506,219
22,024	Worldline SA (Information Technology)*(b)	1,426,666

		179,491,357

Germany – 6.9%
32,781	adidas AG (Consumer Discretionary)	10,219,812
37,254	Allianz SE (Financials)	8,927,927
107,786	Aroundtown SA (Real Estate)	936,735
16,684	Axel Springer SE (Communication Services)(a)	1,170,892
40,014	BASF SE (Materials)	3,009,829
74,434	Bayer AG (Health Care)	5,638,274
7,627	Bayerische Motoren Werke AG (Consumer Discretionary)	616,419
36,003	Beiersdorf AG (Consumer Staples)	4,201,919
30,904	Brenntag AG (Industrials)	1,649,559
4,578	Carl Zeiss Meditec AG (Health Care)	560,295
85,977	Commerzbank AG (Financials)	498,734

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
5,641	Continental AG (Consumer Discretionary)	$ 737,664
27,012	Covestro AG (Materials)(b)	1,265,796
20,131	Daimler AG (Consumer Discretionary)	1,136,458
25,990	Deutsche Boerse AG (Financials)	3,990,429
119,880	Deutsche Lufthansa AG (Industrials)	2,276,135
163,656	Deutsche Post AG (Industrials)	6,106,331
222,314	Deutsche Telekom AG (Communication Services)	3,734,701
18,930	Deutsche Wohnen SE (Real Estate)	739,920
121,653	E.ON SE (Utilities)	1,274,011
20,056	Evonik Industries AG (Materials)	582,476
7,630	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	650,481
13,127	Fresenius Medical Care AG & Co KGaA (Health Care)	963,378
35,853	Fresenius SE & Co KGaA (Health Care)	1,962,345
10,126	Hannover Rueck SE (Financials)	1,881,291
39,874	HeidelbergCement AG (Materials)	2,950,057
14,756	Henkel AG & Co KGaA (Consumer Staples)	1,428,503
9,970	HOCHTIEF AG (Industrials)	1,225,711
63,354	Infineon Technologies AG (Information Technology)	1,354,332
14,619	KION Group AG (Industrials)	970,681
19,051	Knorr-Bremse AG (Industrials)	1,854,378
27,297	Merck KGaA (Health Care)	3,190,354
78,446	METRO AG (Consumer Staples)	1,264,983
6,446	MTU Aero Engines AG (Industrials)	1,747,700
9,242	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	2,655,574
48,666	Puma SE (Consumer Discretionary)	3,659,554
109,800	RWE AG (Utilities)	3,257,873
70,318	SAP SE (Information Technology)	9,573,731
42,247	Siemens AG (Industrials)	5,455,632
8,844	Siemens Healthineers AG (Health Care)(b)	429,256
12,129	Symrise AG (Materials)	1,177,398
182,091	Telefonica Deutschland Holding AG (Communication Services)	556,344
74,418	Uniper SE (Utilities)	2,404,162
39,531	Vonovia SE (Real Estate)	2,061,224

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
57,447	Zalando SE (Consumer Discretionary)*(b)	$ 2,476,636

		114,425,894

Hong Kong – 2.4%
652,071	AIA Group Ltd. (Financials)	6,530,915
68,460	ASM Pacific Technology Ltd. (Information Technology)	893,822
344,196	Bank of East Asia Ltd. (The) (Financials)	776,532
74,448	CK Asset Holdings Ltd. (Real Estate)	495,036
57,774	CK Infrastructure Holdings Ltd. (Utilities)	391,175
79,453	CLP Holdings Ltd. (Utilities)	819,119
324,710	Dairy Farm International Holdings Ltd. (Consumer Staples)	1,899,554
176,840	Hang Lung Properties Ltd. (Real Estate)	362,366
81,069	Hang Seng Bank Ltd. (Financials)	1,652,916
87,446	Henderson Land Development Co. Ltd. (Real Estate)	420,599
784,161	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	768,358
685,673	HKT Trust & HKT Ltd. (Communication Services)	1,005,592
956,730	Hong Kong & China Gas Co. Ltd. (Utilities)	1,823,565
128,076	Hong Kong Exchanges & Clearing Ltd. (Financials)	4,044,634
72,982	Hongkong Land Holdings Ltd. (Real Estate)	401,401
13,740	Jardine Matheson Holdings Ltd. (Industrials)	772,463
26,891	Jardine Strategic Holdings Ltd. (Industrials)	853,789
141,863	Link REIT (Real Estate)	1,449,847
149,250	MTR Corp. Ltd. (Industrials)	837,032
1,774,209	PCCW Ltd. (Communication Services)	1,069,818
63,983	Power Assets Holdings Ltd. (Utilities)	445,067
40,678	Sun Hung Kai Properties Ltd. (Real Estate)	591,897
273,695	Swire Pacific Ltd., Class A (Real Estate)	2,463,264
216,866	Techtronic Industries Co. Ltd. (Industrials)	1,630,426
668,746	Vitasoy International Holdings Ltd. (Consumer Staples)	2,571,525
1,674,510	WH Group Ltd. (Consumer Staples)(b)	1,719,914

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
366,387	Wheelock & Co. Ltd. (Real Estate)	$ 2,277,120
110,780	Yue Yuen Industrial Holdings Ltd. (Consumer Discretionary)	327,624

		39,295,370

Ireland – 0.4%
84,285	Bank of Ireland Group PLC (Financials)	423,773
51,817	CRH PLC (Materials)	1,984,244
14,388	Kerry Group PLC, Class A (Consumer Staples)	1,846,594
63,821	Smurfit Kappa Group PLC (Materials)	2,265,884

		6,520,495

Israel – 0.8%
5,634	Azrieli Group Ltd. (Real Estate)	440,154
110,113	Bank Hapoalim BM (Financials)	889,446
208,858	Bank Leumi Le-Israel BM (Financials)	1,517,337
11,910	Check Point Software Technologies Ltd. (Information Technology)*	1,403,951
2,077	Elbit Systems Ltd. (Industrials)	344,640
182,964	Israel Discount Bank Ltd., Class A (Financials)	843,614
47,507	Mizrahi Tefahot Bank Ltd. (Financials)	1,271,563
17,610	Nice Ltd. (Information Technology)*	2,674,410
274,512	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	2,860,415
8,123	Wix.com Ltd. (Information Technology)*	981,989

		13,227,519

Italy – 2.4%
177,880	Assicurazioni Generali SpA (Financials)	3,634,299
46,720	Atlantia SpA (Industrials)	1,036,451
118,571	Davide Campari-Milano SpA (Consumer Staples)	1,083,151
519,897	Enel SpA (Utilities)	3,930,124
218,439	Eni SpA (Energy)	3,303,029
21,862	Ferrari NV (Consumer Discretionary)	3,697,714
97,123	FinecoBank Banca Fineco SpA (Financials)	1,205,809
1,000,618	Intesa Sanpaolo SpA (Financials)	2,538,100
88,442	Mediobanca Banca di Credito Finanziario SpA (Financials)(a)	989,789
89,970	Moncler SpA (Consumer Discretionary)	3,945,222

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
188,162	Poste Italiane SpA (Financials)(b)	$ 2,197,081
44,208	Prysmian SpA (Industrials)	1,008,508
47,239	Recordati SpA (Health Care)	1,982,904
319,311	Snam SpA (Utilities)	1,588,551
3,773,356	Telecom Italia SpA (Communication Services)*	2,363,998
3,882,678	Telecom Italia SpA-RSP (Communication Services)	2,393,102
210,684	Terna Rete Elettrica Nazionale SpA (Utilities)	1,354,310
154,937	UniCredit SpA (Financials)	2,146,011

		40,398,153

Japan – 20.9%
17,375	ABC-Mart, Inc. (Consumer Discretionary)	1,156,641
33,692	Advantest Corp. (Information Technology)	1,645,988
53,641	Aeon Co. Ltd. (Consumer Staples)	1,093,785
25,537	Ajinomoto Co., Inc. (Consumer Staples)	425,345
14,395	Alfresa Holdings Corp. (Health Care)	297,207
24,789	ANA Holdings, Inc. (Industrials)	843,655
16,802	Aozora Bank Ltd. (Financials)	427,760
46,733	Asahi Group Holdings Ltd. (Consumer Staples)	2,247,247
18,288	Asahi Intecc Co. Ltd. (Health Care)	532,725
283,880	Astellas Pharma, Inc. (Health Care)	4,841,073
67,710	Bandai Namco Holdings, Inc. (Consumer Discretionary)	4,103,655
28,799	Benesse Holdings, Inc. (Consumer Discretionary)	759,488
45,256	Bridgestone Corp. (Consumer Discretionary)	1,808,008
113,878	Brother Industries Ltd. (Information Technology)	2,256,554
84,668	Calbee, Inc. (Consumer Staples)	2,725,365
84,482	Canon, Inc. (Information Technology)	2,337,508
33,168	Casio Computer Co. Ltd. (Consumer Discretionary)	632,103
9,137	Central Japan Railway Co. (Industrials)	1,843,503
39,782	Chubu Electric Power Co., Inc. (Utilities)	554,354
16,259	Chugai Pharmaceutical Co. Ltd. (Health Care)	1,419,081

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
61,418	Chugoku Electric Power Co., Inc. (The) (Utilities)	$ 811,541
51,962	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	1,247,449
25,468	Credit Saison Co. Ltd. (Financials)	420,939
39,373	CyberAgent, Inc. (Communication Services)	1,359,053
19,923	Dai Nippon Printing Co. Ltd. (Industrials)	532,505
49,590	Dai-ichi Life Holdings, Inc. (Financials)	798,349
46,225	Daiichi Sankyo Co. Ltd. (Health Care)	2,896,502
15,796	Daikin Industries Ltd. (Industrials)	2,271,099
5,918	Daito Trust Construction Co. Ltd. (Real Estate)	723,335
35,193	Daiwa House Industry Co. Ltd. (Real Estate)	1,076,261
589	Daiwa House REIT Investment Corp. REIT (Real Estate)	1,610,324
15,706	Denso Corp. (Consumer Discretionary)	701,040
1,570	Disco Corp. (Information Technology)	338,630
9,957	East Japan Railway Co. (Industrials)	915,597
21,098	Eisai Co. Ltd. (Health Care)	1,562,458
20,719	Electric Power Development Co. Ltd. (Utilities)	496,643
23,793	FamilyMart Co. Ltd. (Consumer Staples)(a)	561,420
10,371	Fast Retailing Co. Ltd. (Consumer Discretionary)	6,315,788
59,859	FUJIFILM Holdings Corp. (Information Technology)	2,827,055
41,167	Fujitsu Ltd. (Information Technology)	3,740,780
51,225	Hakuhodo DY Holdings, Inc. (Communication Services)	827,477
11,637	Hamamatsu Photonics KK (Information Technology)	471,282
20,065	Hankyu Hanshin Holdings, Inc. (Industrials)	861,159
2,604	Hikari Tsushin, Inc. (Consumer Discretionary)	606,831
29,540	Hitachi Chemical Co. Ltd. (Materials)	1,062,803
13,369	Hitachi High-Technologies Corp. (Information Technology)	871,652
70,099	Hitachi Ltd. (Information Technology)	2,752,495

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
179,030	Honda Motor Co. Ltd. (Consumer Discretionary)	$ 5,014,017
3,740	Hoshizaki Corp. (Industrials)	326,836
73,355	Hoya Corp. (Health Care)	6,691,777
51,196	Idemitsu Kosan Co. Ltd. (Energy)	1,396,892
26,026	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	462,246
53,867	Isuzu Motors Ltd. (Consumer Discretionary)	629,867
188,579	ITOCHU Corp. (Industrials)	4,112,197
14,068	Itochu Techno-Solutions Corp. (Information Technology)	375,498
118,836	J Front Retailing Co. Ltd. (Consumer Discretionary)	1,560,462
25,969	Japan Airlines Co. Ltd. (Industrials)	806,744
28,042	Japan Exchange Group, Inc. (Financials)	476,542
55,235	Japan Post Bank Co. Ltd. (Financials)(a)	534,646
137,883	Japan Post Holdings Co. Ltd. (Financials)	1,295,604
19,832	Japan Post Insurance Co. Ltd. (Financials)	341,007
280	Japan Prime Realty Investment Corp. REIT (Real Estate)	1,274,587
209	Japan Real Estate Investment Corp. REIT (Real Estate)	1,421,834
575	Japan Retail Fund Investment Corp. REIT (Real Estate)	1,308,990
47,768	Japan Tobacco, Inc. (Consumer Staples)	1,088,095
21,920	JGC Holdings Corp. (Industrials)	318,462
427,010	JXTG Holdings, Inc. (Energy)	1,897,389
144,614	Kakaku.com, Inc. (Communication Services)	3,487,586
44,028	Kamigumi Co. Ltd. (Industrials)	975,362
12,908	Kansai Paint Co. Ltd. (Materials)	325,087
57,418	Kao Corp. (Consumer Staples)	4,515,422
137,366	KDDI Corp. (Communication Services)	3,937,466
27,310	Keihan Holdings Co. Ltd. (Industrials)	1,334,202
20,876	Keikyu Corp. (Industrials)	429,110
16,608	Keio Corp. (Industrials)	1,064,635
14,766	Keisei Electric Railway Co. Ltd. (Industrials)	608,115
7,962	Keyence Corp. (Information Technology)	2,722,101
37,523	Kikkoman Corp. (Consumer Staples)	1,884,545

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
23,244	Kintetsu Group Holdings Co. Ltd. (Industrials)	$ 1,313,856
82,449	Kirin Holdings Co. Ltd. (Consumer Staples)	1,824,253
9,806	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	804,108
267,559	Konica Minolta, Inc. (Information Technology)	1,751,802
27,108	Kose Corp. (Consumer Staples)	4,314,605
14,194	Kyocera Corp. (Information Technology)	965,233
62,412	Kyushu Electric Power Co., Inc. (Utilities)	549,403
19,702	Kyushu Railway Co. (Industrials)	670,167
38,894	Lawson, Inc. (Consumer Staples)	2,116,777
45,857	LINE Corp. (Communication Services)*(a)	2,156,548
135,880	Lion Corp. (Consumer Staples)	2,735,964
27,022	LIXIL Group Corp. (Industrials)	456,494
32,382	M3, Inc. (Health Care)	890,054
338,222	Marubeni Corp. (Industrials)	2,496,128
18,763	Maruichi Steel Tube Ltd. (Materials)	539,708
18,361	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	907,068
29,455	Medipal Holdings Corp. (Health Care)	631,544
32,925	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,236,892
80,460	MISUMI Group, Inc. (Industrials)	1,991,111
330,365	Mitsubishi Chemical Holdings Corp. (Materials)	2,448,701
133,045	Mitsubishi Corp. (Industrials)	3,481,937
91,071	Mitsubishi Electric Corp. (Industrials)	1,256,998
46,687	Mitsubishi Estate Co. Ltd. (Real Estate)	855,424
23,452	Mitsubishi Heavy Industries Ltd. (Industrials)	896,877
30,712	Mitsubishi Materials Corp. (Materials)	820,034
653,335	Mitsubishi UFJ Financial Group, Inc. (Financials)	3,448,936
303,651	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	1,949,289
69,585	Mitsui & Co. Ltd. (Industrials)	1,232,400
15,309	Mitsui Fudosan Co. Ltd. (Real Estate)	380,663
908,704	Mizuho Financial Group, Inc. (Financials)	1,404,006
89,130	MonotaRO Co. Ltd. (Industrials)	2,506,807
21,666	MS&AD Insurance Group Holdings, Inc. (Financials)	700,569

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
20,027	Murata Manufacturing Co. Ltd. (Information Technology)	$ 1,160,180
48,618	Nagoya Railroad Co. Ltd. (Industrials)	1,547,199
74,678	NEC Corp. (Information Technology)	2,983,438
12,179	NH Foods Ltd. (Consumer Staples)	510,470
3,514	Nidec Corp. (Industrials)	519,511
1,666	Nintendo Co. Ltd. (Communication Services)	644,280
203	Nippon Building Fund, Inc. REIT (Real Estate)	1,523,751
18,789	Nippon Paint Holdings Co. Ltd. (Materials)	1,001,988
436	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,169,329
3,587	Nippon Shinyaku Co. Ltd. (Health Care)	323,619
26,391	Nippon Steel Corp. (Materials)	386,912
110,882	Nippon Telegraph & Telephone Corp. (Communication Services)	5,596,245
16,413	Nissan Chemical Corp. (Materials)	649,716
112,294	Nissan Motor Co. Ltd. (Consumer Discretionary)	696,057
5,652	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	423,216
25,990	Nitori Holdings Co. Ltd. (Consumer Discretionary)	4,070,208
169,281	Nomura Real Estate Holdings, Inc. (Real Estate)	4,088,652
959	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,749,687
34,874	Nomura Research Institute Ltd. (Information Technology)	735,312
109,333	NTT Data Corp. (Information Technology)	1,489,588
184,510	NTT DOCOMO, Inc. (Communication Services)	5,059,661
11,031	Obic Co. Ltd. (Information Technology)	1,463,615
26,355	Odakyu Electric Railway Co. Ltd. (Industrials)	647,624
187,016	Olympus Corp. (Health Care)	2,773,390
38,330	Omron Corp. (Information Technology)	2,250,588
20,074	Ono Pharmaceutical Co. Ltd. (Health Care)	450,020

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,920	Oracle Corp. Japan (Information Technology)	$ 636,329
19,202	Oriental Land Co. Ltd. (Consumer Discretionary)	2,655,596
95,795	ORIX Corp. (Financials)	1,568,008
775	Orix JREIT, Inc. REIT (Real Estate)	1,703,429
33,934	Osaka Gas Co. Ltd. (Utilities)	635,856
12,683	Otsuka Corp. (Information Technology)	507,853
21,905	Otsuka Holdings Co. Ltd. (Health Care)	954,931
129,924	Panasonic Corp. (Consumer Discretionary)	1,224,377
17,548	Park24 Co. Ltd. (Industrials)	423,838
73,427	Persol Holdings Co. Ltd. (Industrials)	1,349,727
29,560	Pigeon Corp. (Consumer Staples)	1,373,942
116,844	Pola Orbis Holdings, Inc. (Consumer Staples)	2,878,688
210,871	Recruit Holdings Co. Ltd. (Industrials)	7,629,175
245,668	Renesas Electronics Corp. (Information Technology)*	1,599,500
182,478	Resona Holdings, Inc. (Financials)	773,336
66,671	Ricoh Co. Ltd. (Information Technology)	686,131
119,298	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	2,715,824
12,992	Sankyo Co. Ltd. (Consumer Discretionary)	438,959
12,257	Secom Co. Ltd. (Industrials)	1,041,694
18,595	Seibu Holdings, Inc. (Industrials)	327,548
60,125	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,045,915
160,665	Sekisui House Ltd. (Consumer Discretionary)	3,469,754
66,099	Seven & i Holdings Co. Ltd. (Consumer Staples)	2,461,435
14,490	SG Holdings Co. Ltd. (Industrials)	347,464
32,404	Shimadzu Corp. (Information Technology)	974,990
10,947	Shimamura Co. Ltd. (Consumer Discretionary)	877,679
3,620	Shimano, Inc. (Consumer Discretionary)	585,097
12,822	Shin-Etsu Chemical Co. Ltd. (Materials)	1,371,068
39,685	Shinsei Bank Ltd. (Financials)	624,393
27,203	Shionogi & Co. Ltd. (Health Care)	1,599,241
86,595	Shiseido Co. Ltd. (Consumer Staples)	6,250,876

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
18,033	Showa Denko KK (Materials)	$ 481,330
735	SMC Corp. (Industrials)	332,968
22,678	SoftBank Group Corp. (Communication Services)	880,737
9,829	Sompo Holdings, Inc. (Financials)	387,380
80,231	Sony Corp. (Consumer Discretionary)	5,058,121
16,564	Sony Financial Holdings, Inc. (Financials)	384,189
10,406	Square Enix Holdings Co. Ltd. (Communication Services)	514,076
20,418	Stanley Electric Co. Ltd. (Consumer Discretionary)	564,940
12,331	Subaru Corp. (Consumer Discretionary)	322,772
25,790	SUMCO Corp. (Information Technology)	398,237
125,637	Sumitomo Corp. (Industrials)	1,891,840
67,432	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	1,272,778
33,719	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	503,122
97,571	Sumitomo Mitsui Financial Group, Inc. (Financials)	3,554,111
25,956	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	992,400
26,921	Sumitomo Realty & Development Co. Ltd. (Real Estate)	937,601
43,398	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	551,243
52,887	Sundrug Co. Ltd. (Consumer Staples)	1,854,498
41,920	Suntory Beverage & Food Ltd. (Consumer Staples)	1,818,281
9,564	Suzuken Co. Ltd. (Health Care)	417,896
21,889	Suzuki Motor Corp. (Consumer Discretionary)	970,624
38,296	Sysmex Corp. (Health Care)	2,653,198
13,692	Taiheiyo Cement Corp. (Materials)	395,719
8,139	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	600,522
33,213	Taiyo Nippon Sanso Corp. (Materials)	739,111
22,639	Takeda Pharmaceutical Co. Ltd. (Health Care)	920,982
3,225	TDK Corp. (Information Technology)	338,962
42,162	Teijin Ltd. (Materials)	792,727
45,276	Terumo Corp. (Health Care)	1,588,030

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
26,414	Tobu Railway Co. Ltd. (Industrials)	$ 966,013
16,054	Toho Co. Ltd. (Communication Services)	651,630
14,947	Toho Gas Co. Ltd. (Utilities)	564,385
54,290	Tohoku Electric Power Co., Inc. (Utilities)	537,893
38,608	Tokio Marine Holdings, Inc. (Financials)	2,098,391
15,458	Tokyo Electron Ltd. (Information Technology)	3,190,127
20,684	Tokyo Gas Co. Ltd. (Utilities)	499,487
36,756	Tokyu Corp. (Industrials)	724,648
36,513	Toppan Printing Co. Ltd. (Industrials)	725,859
51,199	Toray Industries, Inc. (Materials)	338,490
19,494	Toshiba Corp. (Industrials)	699,584
14,565	TOTO Ltd. (Industrials)	637,077
17,229	Toyo Suisan Kaisha Ltd. (Consumer Staples)	742,589
25,804	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	602,510
104,693	Toyota Motor Corp. (Consumer Discretionary)	7,302,028
49,663	Toyota Tsusho Corp. (Industrials)	1,734,645
10,860	Trend Micro, Inc. (Information Technology)	586,089
14,844	Tsuruha Holdings, Inc. (Consumer Staples)	1,766,207
31,968	Unicharm Corp. (Consumer Staples)	1,046,528
806	United Urban Investment Corp. REIT (Real Estate)	1,567,692
27,696	USS Co. Ltd. (Consumer Discretionary)	536,672
46,209	Welcia Holdings Co. Ltd. (Consumer Staples)	2,831,361
15,800	West Japan Railway Co. (Industrials)	1,390,417
10,678	Yakult Honsha Co. Ltd. (Consumer Staples)	625,995
410,171	Yamada Denki Co. Ltd. (Consumer Discretionary)	2,045,049
8,784	Yamaha Corp. (Consumer Discretionary)	483,677
82,666	Yamato Holdings Co. Ltd. (Industrials)	1,413,120
164,981	Yamazaki Baking Co. Ltd. (Consumer Staples)	3,023,622
17,673	Yaskawa Electric Corp. (Information Technology)	648,758
39,063	Yokogawa Electric Corp. (Information Technology)	714,484

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
129,897	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	$ 2,674,804
153,058	ZOZO, Inc. (Consumer Discretionary)	3,045,506

		347,143,832

Luxembourg – 0.3%
261,181	ArcelorMittal (Materials)	4,471,726
30,082	SES SA (Communication Services)	399,514

		4,871,240

Macau – 0.1%
81,315	Sands China Ltd. (Consumer Discretionary)	384,358
893,178	SJM Holdings Ltd. (Consumer Discretionary)	910,550
442,600	Wynn Macau Ltd. (Consumer Discretionary)	973,661

		2,268,569

Netherlands – 4.0%
41,128	ABN AMRO Bank NV (Financials)(b)	702,437
417,870	Aegon NV (Financials)	1,885,363
11,999	Akzo Nobel NV (Materials)	1,149,960
118,375	Altice Europe NV (Communication Services)*	705,071
21,085	ASML Holding NV (Information Technology)	5,742,337
37,803	EXOR NV (Financials)	2,894,370
42,940	Heineken Holding NV (Consumer Staples)	4,119,072
22,392	Heineken NV (Consumer Staples)	2,321,793
230,325	ING Groep NV (Financials)	2,652,321
244,292	Koninklijke Ahold Delhaize NV (Consumer Staples)	6,298,900
16,139	Koninklijke DSM NV (Materials)	2,069,543
235,406	Koninklijke KPN NV (Communication Services)	725,726
101,680	Koninklijke Philips NV (Health Care)	4,724,977
15,161	Koninklijke Vopak NV (Energy)	808,912
80,800	NN Group NV (Financials)	3,103,899
29,738	NXP Semiconductors NV (Information Technology)	3,437,118
46,813	Randstad NV (Industrials)	2,728,423

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
299,355	Royal Dutch Shell PLC, Class A (Energy)	$ 8,561,342
247,186	Royal Dutch Shell PLC, Class B (Energy)	7,000,602
54,976	Wolters Kluwer NV (Industrials)	3,949,774

		65,581,940

New Zealand – 0.4%
133,581	a2 Milk Co. Ltd. (Consumer Staples)*	1,330,772
99,056	Auckland International Airport Ltd. (Industrials)	574,164
127,537	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	1,813,332
161,352	Mercury NZ Ltd. (Utilities)	497,145
287,595	Meridian Energy Ltd. (Utilities)	869,500
286,698	Spark New Zealand Ltd. (Communication Services)	835,503

		5,920,416

Norway – 0.6%
41,799	DNB ASA (Financials)	702,581
89,700	Equinor ASA (Energy)	1,653,824
124,200	Gjensidige Forsikring ASA (Financials)	2,339,134
57,505	Mowi ASA (Consumer Staples)	1,427,385
74,718	Orkla ASA (Consumer Staples)	724,171
87,601	Schibsted ASA, Class B (Communication Services)	2,260,033
51,614	Telenor ASA (Communication Services)	942,655

		10,049,783

Portugal – 0.4%
924,752	EDP – Energias de Portugal SA (Utilities)	3,742,049
30,951	Galp Energia SGPS SA (Energy)	504,220
162,877	Jeronimo Martins SGPS SA (Consumer Staples)(a)	2,603,131

		6,849,400

Russia – 0.1%
279,141	Evraz PLC (Materials)	1,337,400

Singapore – 1.6%
449,806	Ascendas Real Estate Investment Trust REIT (Real Estate)	980,235
439,970	CapitaLand Commercial Trust REIT (Real Estate)	646,707

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
122,554	CapitaLand Ltd. (Real Estate)	$ 329,810
450,786	CapitaLand Mall Trust REIT (Real Estate)	830,729
259,808	ComfortDelGro Corp. Ltd. (Industrials)	446,487
209,077	DBS Group Holdings Ltd. (Financials)	3,860,612
94,391	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	2,114,988
484,541	Mapletree Commercial Trust REIT (Real Estate)	836,240
477,621	Oversea-Chinese Banking Corp. Ltd. (Financials)	3,765,223
721,952	Singapore Exchange Ltd. (Financials)	4,672,401
113,301	Singapore Technologies Engineering Ltd. (Industrials)	342,194
251,529	Singapore Telecommunications Ltd. (Communication Services)	621,718
268,849	Suntec Real Estate Investment Trust REIT (Real Estate)	361,755
135,014	United Overseas Bank Ltd. (Financials)	2,549,316
57,433	UOL Group Ltd. (Real Estate)	325,921
1,060,835	Wilmar International Ltd. (Consumer Staples)	3,172,924

		25,857,260

South Africa – 0.3%
156,364	Anglo American PLC (Materials)	4,098,736

Spain – 2.5%
84,055	ACS Actividades de Construccion y Servicios SA (Industrials)	3,274,351
9,837	Aena SME SA (Industrials)(b)	1,808,075
70,004	Amadeus IT Group SA (Information Technology)	5,580,579
390,916	Banco Bilbao Vizcaya Argentaria SA (Financials)	2,060,942
935,142	Banco de Sabadell SA (Financials)	1,038,305
1,045,125	Banco Santander SA (Financials)	4,075,880
54,696	Bankinter SA (Financials)	382,834
17,295	Cellnex Telecom SA (Communication Services)*(b)	743,709
40,558	Enagas SA (Utilities)	1,011,102
52,742	Endesa SA (Utilities)	1,435,225
52,973	Ferrovial SA (Industrials)	1,574,097

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
478,504	Iberdrola SA (Utilities)	$ 4,710,401
159,609	Industria de Diseno Textil SA (Consumer Discretionary)	4,973,334
236,548	Mapfre SA (Financials)	667,433
51,616	Naturgy Energy Group SA (Utilities)	1,343,119
37,332	Red Electrica Corp. SA (Utilities)	730,630
294,525	Repsol SA (Energy)	4,640,582
188,823	Telefonica SA (Communication Services)	1,447,381

		41,497,979

Sweden – 2.2%
59,755	Assa Abloy AB, Class B (Industrials)	1,419,565
67,130	Atlas Copco AB, Class A (Industrials)	2,460,881
32,383	Atlas Copco AB, Class B (Industrials)	1,047,390
11,974	Boliden AB (Materials)	308,977
34,563	Electrolux AB, Series B (Consumer Discretionary)	888,615
67,143	Epiroc AB, Class A (Industrials)	784,211
29,260	Epiroc AB, Class B (Industrials)	329,063
43,404	Essity AB, Class B (Consumer Staples)	1,364,856
226,447	Hennes & Mauritz AB, Class B (Consumer Discretionary)	4,372,734
11,445	Hexagon AB, Class B (Information Technology)	647,328
52,144	Husqvarna AB, Class B (Consumer Discretionary)	407,362
21,233	ICA Gruppen AB (Consumer Staples)	927,210
27,574	Industrivarden AB, Class C (Financials)	639,792
35,892	Investor AB, Class B (Financials)	1,898,062
22,196	Kinnevik AB, Class B (Financials)	508,515
22,057	L E Lundbergforetagen AB, Class B (Financials)	874,708
88,727	Sandvik AB (Industrials)	1,614,246
128,778	Securitas AB, Class B (Industrials)	2,136,401
97,718	Skandinaviska Enskilda Banken AB, Class A (Financials)	838,328
141,618	Skanska AB, Class B (Industrials)	3,130,579
41,660	SKF AB, Class B (Industrials)	796,019
71,261	Svenska Handelsbanken AB, Class A (Financials)	699,794
52,062	Swedbank AB, Class A (Financials)	678,231
59,205	Swedish Match AB (Consumer Staples)	2,837,120

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
60,944	Tele2 AB, Class B (Communication Services)	$ 899,629
336,842	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	3,036,879
209,023	Telia Co. AB (Communication Services)	905,126
49,944	Volvo AB, Class B (Industrials)	772,471

		37,224,092

Switzerland – 8.7%
45,254	ABB Ltd. (Industrials)	990,349
30,806	Adecco Group AG (Industrials)	1,905,666
35,744	Alcon, Inc. (Health Care)*	1,974,710
7,525	Baloise Holding AG (Financials)	1,308,696
843	Barry Callebaut AG (Consumer Staples)	1,695,532
298	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	2,273,728
23,771	Cie Financiere Richemont SA (Consumer Discretionary)	1,811,577
18,483	Clariant AG (Materials)*	382,107
95,282	Coca-Cola HBC AG (Consumer Staples)*	3,178,548
104,439	Credit Suisse Group AG (Financials)*	1,369,563
22,250	Dufry AG (Consumer Discretionary)*	2,172,567
1,301	EMS-Chemie Holding AG (Materials)	807,795
2,761	Geberit AG (Industrials)	1,483,069
744	Givaudan SA (Materials)	2,188,038
1,405,405	Glencore PLC (Materials)*	4,433,838
32,331	Kuehne + Nagel International AG (Industrials)	5,260,440
31,874	LafargeHolcim Ltd. (Materials)*	1,644,492
4,036	Lonza Group AG (Health Care)*	1,371,517
269,313	Nestle SA (Consumer Staples)	28,005,210
178,720	Novartis AG (Health Care)	16,463,665
11,408	Pargesa Holding SA (Financials)	900,677
7,053	Partners Group Holding AG (Financials)	5,950,958
66,383	Roche Holding AG (Health Care)	20,472,548
3,942	Schindler Holding AG (Industrials)	943,540
5,364	Schindler Holding AG Participation Certificates (Industrials)	1,338,115
1,520	SGS SA (Industrials)	3,957,612
6,705	Sika AG (Materials)	1,167,764
12,850	Sonova Holding AG (Health Care)	2,935,563

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
177,715	STMicroelectronics NV (Information Technology)	$ 4,369,654
4,483	Straumann Holding AG (Health Care)	4,315,451
6,887	Swatch Group AG (The) – Bearer (Consumer Discretionary)	1,929,614
27,006	Swatch Group AG (The) – Registered (Consumer Discretionary)	1,440,356
6,643	Swiss Life Holding AG (Financials)	3,295,742
13,602	Swiss Prime Site AG (Real Estate)*	1,437,305
18,099	Swiss Re AG (Financials)	1,961,397
2,027	Swisscom AG (Communication Services)	1,049,858
6,565	Temenos AG (Information Technology)*	996,558
161,048	UBS Group AG (Financials)*	1,953,171
8,284	Zurich Insurance Group AG (Financials)	3,251,927

		144,388,917

United Kingdom – 12.5%
293,458	3i Group PLC (Financials)	4,065,388
190,524	Admiral Group PLC (Financials)	5,273,878
15,932	Ashtead Group PLC (Industrials)	484,289
58,903	Associated British Foods PLC (Consumer Staples)	1,957,348
88,981	AstraZeneca PLC (Health Care)	8,583,931
778,284	Auto Trader Group PLC (Communication Services)(b)	5,657,714
14,504	AVEVA Group PLC (Information Technology)	855,123
722,699	Aviva PLC (Financials)	3,774,769
145,341	BAE Systems PLC (Industrials)	1,077,984
471,694	Barclays PLC (Financials)	1,046,628
261,345	Barratt Developments PLC (Consumer Discretionary)	2,254,117
38,441	Berkeley Group Holdings PLC (Consumer Discretionary)	2,280,317
1,214,867	BP PLC (Energy)	7,546,012
144,581	British American Tobacco PLC (Consumer Staples)	5,722,677
94,960	British Land Co. PLC (The) REIT (Real Estate)	707,014
334,830	BT Group PLC (Communication Services)	829,652
39,754	Bunzl PLC (Industrials)	1,091,685

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
203,473	Burberry Group PLC (Consumer Discretionary)	$ 5,537,568
672,899	Centrica PLC (Utilities)	698,231
320,037	CK Hutchison Holdings Ltd. (Industrials)	2,906,918
40,340	Coca-Cola European Partners PLC (Consumer Staples)	2,035,556
121,163	Compass Group PLC (Consumer Discretionary)	2,969,144
26,666	Croda International PLC (Materials)	1,717,726
9,828	DCC PLC (Industrials)	840,043
145,346	Diageo PLC (Consumer Staples)	5,950,362
144,705	Direct Line Insurance Group PLC (Financials)	571,635
94,986	Experian PLC (Industrials)	3,149,015
414,095	GlaxoSmithKline PLC (Health Care)	9,394,986
55,275	Halma PLC (Information Technology)	1,505,753
224,976	Hargreaves Lansdown PLC (Financials)	5,398,172
1,311,546	HSBC Holdings PLC (Financials)	9,776,845
35,073	Imperial Brands PLC (Consumer Staples)	772,690
93,085	Informa PLC (Communication Services)	952,889
46,406	InterContinental Hotels Group PLC (Consumer Discretionary)	3,005,511
15,073	Intertek Group PLC (Industrials)	1,075,451
679,003	J Sainsbury PLC (Consumer Staples)	1,882,177
319,458	JD Sports Fashion PLC (Consumer Discretionary)	3,142,944
9,699	Johnson Matthey PLC (Materials)	360,562
575,750	Kingfisher PLC (Consumer Discretionary)	1,563,194
61,456	Land Securities Group PLC REIT (Real Estate)	761,864
907,697	Legal & General Group PLC (Financials)	3,298,065
1,548,040	Lloyds Banking Group PLC (Financials)	1,224,462
34,400	London Stock Exchange Group PLC (Financials)	3,057,794
748,605	M&G PLC (Financials)*	2,285,237
1,277,823	Marks & Spencer Group PLC (Consumer Discretionary)	3,212,342
152,229	Meggitt PLC (Industrials)	1,266,120
148,670	Micro Focus International PLC (Information Technology)	2,178,428
53,824	Mondi PLC (Materials)	1,166,506

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
213,759	National Grid PLC (Utilities)(a)	$ 2,459,997
48,702	Next PLC (Consumer Discretionary)	4,257,274
163,661	Ocado Group PLC (Consumer Discretionary)*	2,804,966
119,535	Pearson PLC (Communication Services)	999,764
12,112	Persimmon PLC (Consumer Discretionary)	400,759
180,986	Prudential PLC (Financials)	3,222,462
20,612	Reckitt Benckiser Group PLC (Consumer Staples)	1,617,295
146,282	RELX PLC (Industrials)	3,544,012
173,218	Rentokil Initial PLC (Industrials)	996,832
79,166	Rolls-Royce Holdings PLC (Industrials)*	728,687
3,635,840	Rolls-Royce Holdings PLC-Entitlement (Industrials)*	4,703
123,605	RSA Insurance Group PLC (Financials)	881,596
440,454	Sage Group PLC (The) (Information Technology)	4,294,605
35,192	Schroders PLC (Financials)	1,501,733
249,178	Segro PLC REIT (Real Estate)	2,881,468
37,449	Severn Trent PLC (Utilities)	1,086,516
200,057	Smith & Nephew PLC (Health Care)	4,479,375
60,938	Smiths Group PLC (Industrials)	1,309,255
5,205	Spirax-Sarco Engineering PLC (Industrials)	600,891
78,640	SSE PLC (Utilities)	1,322,371
39,922	St James’s Place PLC (Financials)	562,092
75,366	Standard Chartered PLC (Financials)	679,867
496,773	Standard Life Aberdeen PLC (Financials)	2,036,324
363,314	Taylor Wimpey PLC (Consumer Discretionary)	818,882
1,072,259	Tesco PLC (Consumer Staples)	3,181,703
132,159	Unilever NV (Consumer Staples)	7,839,658
124,099	Unilever PLC (Consumer Staples)	7,348,702
79,330	United Utilities Group PLC (Utilities)	875,703
2,021,165	Vodafone Group PLC (Communication Services)	4,009,410
8,746	Whitbread PLC (Consumer Discretionary)	520,509
740,633	Wm Morrison Supermarkets PLC (Consumer Staples)(a)	1,899,732
105,867	WPP PLC (Communication Services)	1,370,075

		207,403,934

Shares	Description	Value

Common Stocks – (continued)
United States – 0.6%
47,877	Bausch Health Cos., Inc. (Health Care)*	$ 1,352,415
5,678	CyberArk Software Ltd. (Information Technology)*	695,839
72,265	Ferguson PLC (Industrials)	6,283,376
44,132	James Hardie Industries PLC (Materials)	864,482
18,053	QIAGEN NV (Health Care)*	773,518

		9,969,630

TOTAL COMMON STOCKS (Cost $1,496,530,571)		$1,646,892,765

Shares	Description	Rate	Value

Preferred Stocks – 0.4%
Germany – 0.4%
5,690	Bayerische Motoren Werke AG (Consumer Discretionary)	6.25%	$ 351,333
62,409	FUCHS PETROLUB SE (Materials)	2.41	2,697,437
15,721	Henkel AG & Co KGaA (Consumer Staples)	1.93	1,661,982
6,153	Porsche Automobil Holding SE (Consumer Discretionary)	3.25	455,769
4,767	Sartorius AG (Health Care)	0.32	1,005,491
4,307	Volkswagen AG (Consumer Discretionary)	2.74	833,337

TOTAL PREFERRED STOCKS (Cost $7,078,568)			$ 7,005,349

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,503,609,139)			$1,653,898,114

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,736,953	1.613%	$ 15,736,953
(Cost $15,736,953)

TOTAL INVESTMENTS – 100.6% (Cost $1,519,346,092)		$1,669,635,067

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(10,235,769)

NET ASSETS – 100.0%		$1,659,399,298

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Communication Services – 8.5%
993	CyberAgent, Inc.	$ 34,276
975	Dentsu, Inc.	35,346
3,641	Hakuhodo DY Holdings, Inc.	58,816
2,986	Kakaku.com, Inc.	72,012
8,887	KDDI Corp.	254,737
549	Konami Holdings Corp.	24,164
746	LINE Corp.*(a)	35,083
3,417	Nexon Co. Ltd.*	46,585
443	Nintendo Co. Ltd.	171,318
5,175	Nippon Telegraph & Telephone Corp.	261,184
8,323	NTT DOCOMO, Inc.	228,235
7,491	Softbank Corp.	101,649
6,633	SoftBank Group Corp.	257,603
1,020	Square Enix Holdings Co. Ltd.	50,390
1,378	Toho Co. Ltd.	55,933
6,180	Z Holdings Corp.	21,275

		1,708,606

Consumer Discretionary – 18.3%
758	ABC-Mart, Inc.	50,459
235	Aisin Seiki Co. Ltd.	8,884
1,620	Bandai Namco Holdings, Inc.	98,182
1,395	Benesse Holdings, Inc.	36,789
2,774	Bridgestone Corp.	110,823
2,887	Casio Computer Co. Ltd.	55,019
1,377	Denso Corp.	61,463
302	Fast Retailing Co. Ltd.	183,914
250	Hikari Tsushin, Inc.	58,260
10,666	Honda Motor Co. Ltd.	298,718
1,515	Iida Group Holdings Co. Ltd.	26,908
2,214	Isetan Mitsukoshi Holdings Ltd.	19,712
1,298	Isuzu Motors Ltd.	15,177
4,244	J Front Retailing Co. Ltd.	55,729
212	Koito Manufacturing Co. Ltd.	10,918
1,093	Marui Group Co. Ltd.	26,289
3,738	Mazda Motor Corp.	33,110
738	McDonald’s Holdings Co. Japan Ltd.	36,459
1,539	Mitsubishi Motors Corp.	6,886
426	NGK Spark Plug Co. Ltd.	8,523
2,042	Nikon Corp.	27,989
6,361	Nissan Motor Co. Ltd.	39,429
507	Nitori Holdings Co. Ltd.	79,400
856	Oriental Land Co. Ltd.	118,383

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,173	Pan Pacific International Holdings Corp.	$ 35,201
10,563	Panasonic Corp.	99,544
2,995	Rakuten, Inc.	25,954
245	Rinnai Corp.	18,793
2,200	Ryohin Keikaku Co. Ltd.	50,083
571	Sankyo Co. Ltd.	19,292
1,442	Sega Sammy Holdings, Inc.	20,792
3,397	Sekisui Chemical Co. Ltd.	59,093
6,309	Sekisui House Ltd.	136,250
258	Sharp Corp.	3,897
397	Shimamura Co. Ltd.	31,830
242	Shimano, Inc.	39,114
6,299	Sony Corp.	397,117
627	Stanley Electric Co. Ltd.	17,348
1,702	Subaru Corp.	44,551
2,020	Sumitomo Electric Industries Ltd.	30,140
1,587	Sumitomo Rubber Industries Ltd.	20,158
1,761	Suzuki Motor Corp.	78,088
654	Toyoda Gosei Co. Ltd.	15,271
433	Toyota Industries Corp.	25,424
10,524	Toyota Motor Corp.	734,018
949	USS Co. Ltd.	18,389
25,371	Yamada Denki Co. Ltd.	126,496
719	Yamaha Corp.	39,591
1,313	Yamaha Motor Co. Ltd.	27,421
2,993	Yokohama Rubber Co. Ltd. (The)	61,631
1,635	ZOZO, Inc.	32,533

		3,675,442

Consumer Staples – 9.9%
4,043	Aeon Co. Ltd.	82,440
2,648	Ajinomoto Co., Inc.	44,105
2,478	Asahi Group Holdings Ltd.	119,159
1,091	Calbee, Inc.	35,118
1,643	Coca-Cola Bottlers Japan Holdings, Inc.(a)	39,443
1,764	FamilyMart Co. Ltd. (a)	41,623
4,563	Japan Tobacco, Inc.	103,939
2,356	Kao Corp.	185,279
1,049	Kikkoman Corp.	52,685
5,578	Kirin Holdings Co. Ltd.	123,418
445	Kobayashi Pharmaceutical Co. Ltd.	36,491
328	Kose Corp.	52,206

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
758	Lawson, Inc.	$ 41,254
2,398	Lion Corp.	48,284
826	MEIJI Holdings Co. Ltd.	56,118
845	NH Foods Ltd.	35,417
1,595	Nisshin Seifun Group, Inc.	29,945
430	Nissin Foods Holdings Co. Ltd.	32,198
957	Pigeon Corp.	44,481
1,524	Pola Orbis Holdings, Inc.	37,547
3,837	Seven & i Holdings Co. Ltd.	142,885
2,184	Shiseido Co. Ltd.	157,652
1,286	Sundrug Co. Ltd.	45,094
1,617	Suntory Beverage & Food Ltd.	70,137
1,046	Toyo Suisan Kaisha Ltd.	45,084
510	Tsuruha Holdings, Inc.	60,682
2,192	Unicharm Corp.	71,759
1,043	Welcia Holdings Co. Ltd.	63,908
597	Yakult Honsha Co. Ltd.	34,999
2,576	Yamazaki Baking Co. Ltd.	47,211

		1,980,561

Energy – 1.5%
4,386	Idemitsu Kosan Co. Ltd.	119,673
882	Inpex Corp.	8,610
36,498	JXTG Holdings, Inc.	162,176

		290,459

Financials – 10.0%
5,529	Acom Co. Ltd.	22,922
703	AEON Financial Service Co. Ltd.	10,624
623	Aozora Bank Ltd.	15,861
141	Bank of Kyoto Ltd. (The)	5,813
1,191	Chiba Bank Ltd. (The)	6,786
2,146	Concordia Financial Group Ltd.	8,701
1,370	Credit Saison Co. Ltd.	22,644
6,174	Dai-ichi Life Holdings, Inc.	99,395
3,717	Daiwa Securities Group, Inc.	18,838
3,100	Fukuoka Financial Group, Inc.	59,022
3,407	Japan Exchange Group, Inc.	57,898
1,593	Japan Post Bank Co. Ltd.	15,419
10,829	Japan Post Holdings Co. Ltd.	101,754
4,832	Japan Post Insurance Co. Ltd.	83,085
19,035	Mebuki Financial Group, Inc.	49,191

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
50,560	Mitsubishi UFJ Financial Group, Inc.	$ 266,905
8,942	Mitsubishi UFJ Lease & Finance Co. Ltd.	57,403
61,113	Mizuho Financial Group, Inc.	94,423
2,725	MS&AD Insurance Group Holdings, Inc.	88,113
3,781	Nomura Holdings, Inc.	19,359
7,918	ORIX Corp.	129,605
7,617	Resona Holdings, Inc.	32,281
1,023	SBI Holdings, Inc.	21,233
5,277	Seven Bank Ltd.	16,336
2,836	Shinsei Bank Ltd.	44,621
1,467	Shizuoka Bank Ltd. (The)	11,159
1,827	Sompo Holdings, Inc.	72,006
2,007	Sony Financial Holdings, Inc.	46,551
7,259	Sumitomo Mitsui Financial Group, Inc.	264,416
1,288	Sumitomo Mitsui Trust Holdings, Inc.	49,245
994	T&D Holdings, Inc.	11,691
3,182	Tokio Marine Holdings, Inc.	172,945
455	Tokyo Century Corp.	24,264

		2,000,509

Health Care – 10.0%
662	Alfresa Holdings Corp.	13,668
2,160	Asahi Intecc Co. Ltd.	62,920
12,465	Astellas Pharma, Inc.	212,569
1,304	Chugai Pharmaceutical Co. Ltd.	113,813
2,925	Daiichi Sankyo Co. Ltd.	183,283
1,336	Eisai Co. Ltd.	98,940
361	Hisamitsu Pharmaceutical Co., Inc.	17,702
2,210	Hoya Corp.	201,606
1,892	Kyowa Kirin Co. Ltd.	40,134
2,517	M3, Inc.	69,182
906	Medipal Holdings Corp.	19,426
496	Mitsubishi Tanabe Pharma Corp.	9,072
374	Nippon Shinyaku Co. Ltd.	33,742
6,891	Olympus Corp.	102,191
1,853	Ono Pharmaceutical Co. Ltd.	41,541
1,876	Otsuka Holdings Co. Ltd.	81,783
914	PeptiDream, Inc.*	41,982
2,221	Santen Pharmaceutical Co. Ltd.	41,577
1,857	Shionogi & Co. Ltd.	109,172
2,795	Sumitomo Dainippon Pharma Co. Ltd.	52,756
355	Suzuken Co. Ltd.	15,512
780	Sysmex Corp.	54,039

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
368	Taisho Pharmaceutical Holdings Co. Ltd.	$ 27,152
5,998	Takeda Pharmaceutical Co. Ltd.	244,006
3,153	Terumo Corp.	110,590

		1,998,358

Industrials – 17.8%
422	AGC, Inc.	15,395
800	Amada Holdings Co. Ltd.	8,912
650	ANA Holdings, Inc.	22,122
676	Central Japan Railway Co.	136,391
1,090	Dai Nippon Printing Co. Ltd.	29,134
345	Daifuku Co. Ltd.	20,068
1,040	Daikin Industries Ltd.	149,528
1,119	East Japan Railway Co.	102,898
520	FANUC Corp.	99,266
211	Fuji Electric Co. Ltd.	6,493
1,324	Hankyu Hanshin Holdings, Inc.	56,824
1,066	Hino Motors Ltd.	10,425
402	Hitachi Construction Machinery Co. Ltd.	10,594
295	Hoshizaki Corp.	25,780
9,613	ITOCHU Corp.	209,623
1,100	Japan Airlines Co. Ltd.	34,172
248	Japan Airport Terminal Co. Ltd.	12,886
2,617	JGC Holdings Corp.	38,021
568	JTEKT Corp.	7,054
923	Kajima Corp.	12,162
2,179	Kamigumi Co. Ltd.	48,272
472	Kawasaki Heavy Industries Ltd.	10,594
882	Keihan Holdings Co. Ltd.	43,089
1,285	Keikyu Corp.	26,413
562	Keio Corp.	36,026
928	Keisei Electric Railway Co. Ltd.	38,218
1,166	Kintetsu Group Holdings Co. Ltd.	65,908
2,573	Komatsu Ltd.	60,313
2,682	Kubota Corp.	41,353
473	Kurita Water Industries Ltd.	13,217
880	Kyushu Railway Co.	29,933
4,970	LIXIL Group Corp.	83,960
623	Makita Corp.	20,594
23,023	Marubeni Corp.	169,913
788	MINEBEA MITSUMI, Inc.	15,284
1,954	MISUMI Group, Inc.	48,355
7,820	Mitsubishi Corp.	204,658

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,983	Mitsubishi Electric Corp.	$ 96,382
1,240	Mitsubishi Heavy Industries Ltd.	47,421
6,629	Mitsui & Co. Ltd.	117,404
629	Mitsui OSK Lines Ltd.	16,485
1,667	MonotaRO Co. Ltd.	46,885
272	Nabtesco Corp.	8,346
1,566	Nagoya Railroad Co. Ltd.	49,836
721	NGK Insulators Ltd.	11,884
623	Nidec Corp.	92,105
398	Nippon Express Co. Ltd.	25,223
637	Nippon Yusen KK	10,930
743	NSK Ltd.	7,178
1,452	Obayashi Corp.	15,381
1,580	Odakyu Electric Railway Co. Ltd.	38,826
1,035	Park24 Co. Ltd.	24,998
2,130	Persol Holdings Co. Ltd.	39,153
5,671	Recruit Holdings Co. Ltd.	205,173
807	Secom Co. Ltd.	68,585
695	Seibu Holdings, Inc.	12,242
683	SG Holdings Co. Ltd.	16,378
1,509	Shimizu Corp.	14,441
156	SMC Corp.	70,671
367	Sohgo Security Services Co. Ltd.	19,069
4,944	Sumitomo Corp.	74,447
328	Sumitomo Heavy Industries Ltd.	9,375
327	Taisei Corp.	12,825
375	THK Co. Ltd.	10,530
843	Tobu Railway Co. Ltd.	30,830
1,879	Tokyu Corp.	37,045
1,297	Toppan Printing Co. Ltd.	25,784
2,191	Toshiba Corp.	78,629
966	TOTO Ltd.	42,253
3,789	Toyota Tsusho Corp.	132,343
766	West Japan Railway Co.	67,409
2,083	Yamato Holdings Co. Ltd.	35,607

		3,575,921

Information Technology – 12.6%
1,925	Advantest Corp.	94,044
1,312	Alps Alpine Co. Ltd.	29,604
2,528	Brother Industries Ltd.	50,094
3,997	Canon, Inc.	110,592
182	Disco Corp.	39,255

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,408	FUJIFILM Holdings Corp.	$ 113,726
1,557	Fujitsu Ltd.	141,482
375	GMO Payment Gateway, Inc.	26,573
1,036	Hamamatsu Photonics KK	41,957
157	Hirose Electric Co. Ltd.	19,297
654	Hitachi High-Technologies Corp.	42,641
5,396	Hitachi Ltd.	211,878
1,305	Itochu Techno-Solutions Corp.	34,833
777	Keyence Corp.	265,646
6,140	Konica Minolta, Inc.	40,201
1,429	Kyocera Corp.	97,176
2,092	Murata Manufacturing Co. Ltd.	121,191
3,450	NEC Corp.	137,830
2,743	Nomura Research Institute Ltd.	57,836
6,358	NTT Data Corp.	86,623
411	Obic Co. Ltd.	54,532
1,256	Omron Corp.	73,747
466	Oracle Corp. Japan	42,851
989	Otsuka Corp.	39,602
8,036	Renesas Electronics Corp.*	52,321
6,553	Ricoh Co. Ltd.	67,439
84	Rohm Co. Ltd.	7,057
2,357	Seiko Epson Corp.	35,858
1,616	Shimadzu Corp.	48,623
1,393	SUMCO Corp.	21,510
328	TDK Corp.	34,474
821	Tokyo Electron Ltd.	169,433
781	Trend Micro, Inc.	42,149
1,177	Yaskawa Electric Corp.	43,206
2,070	Yokogawa Electric Corp.	37,861

		2,533,142

Materials – 4.0%
542	Air Water, Inc.	8,701
3,630	Asahi Kasei Corp.	40,755
476	Daicel Corp.	4,677
994	Hitachi Chemical Co. Ltd.	35,763
836	Hitachi Metals Ltd.	11,695
733	JFE Holdings, Inc.	9,337
510	JSR Corp.	9,021
949	Kansai Paint Co. Ltd.	23,900
646	Kuraray Co. Ltd.	7,804
418	Maruichi Steel Tube Ltd.	12,024

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
12,621	Mitsubishi Chemical Holdings Corp.	$ 93,548
2,785	Mitsubishi Materials Corp.	74,362
2,048	Mitsui Chemicals, Inc.	49,054
830	Nippon Paint Holdings Co. Ltd.	44,263
1,107	Nippon Steel Corp.	16,229
940	Nissan Chemical Corp.	37,210
446	Nitto Denko Corp.	25,006
1,318	Oji Holdings Corp.	7,522
1,195	Shin-Etsu Chemical Co. Ltd.	127,782
1,623	Showa Denko KK	43,321
5,203	Sumitomo Chemical Co. Ltd.	23,471
166	Sumitomo Metal Mining Co. Ltd.	5,027
181	Taiheiyo Cement Corp.	5,231
1,363	Taiyo Nippon Sanso Corp.	30,332
1,466	Teijin Ltd.	27,564
2,400	Toray Industries, Inc.	15,867
654	Tosoh Corp.	9,734

		799,200

Real Estate – 5.0%
918	Aeon Mall Co. Ltd.	14,745
336	Daito Trust Construction Co. Ltd.	41,068
2,582	Daiwa House Industry Co. Ltd.	78,962
19	Daiwa House REIT Investment Corp. REIT	51,946
1,270	Hulic Co. Ltd.	14,276
11	Japan Prime Realty Investment Corp. REIT	50,073
8	Japan Real Estate Investment Corp. REIT	54,424
21	Japan Retail Fund Investment Corp. REIT	47,807
4,231	Mitsubishi Estate Co. Ltd.	77,523
2,193	Mitsui Fudosan Co. Ltd.	54,530
9	Nippon Building Fund, Inc. REIT	67,555
19	Nippon Prologis REIT, Inc. REIT	50,957
6,084	Nomura Real Estate Holdings, Inc.	146,947
32	Nomura Real Estate Master Fund, Inc. REIT	58,384
25	Orix JREIT, Inc. REIT	54,949
1,794	Sumitomo Realty & Development Co. Ltd.	62,481
3,754	Tokyu Fudosan Holdings Corp.	25,744
27	United Urban Investment Corp. REIT(a)	52,516

		1,004,887

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 1.3%
1,650	Chubu Electric Power Co., Inc.	$ 22,992
1,373	Chugoku Electric Power Co., Inc. (The)	18,142
845	Electric Power Development Co. Ltd.	20,255
1,003	Kansai Electric Power Co., Inc. (The)	11,430
1,781	Kyushu Electric Power Co., Inc.	15,678
3,180	Osaka Gas Co. Ltd.	59,587
715	Toho Gas Co. Ltd.	26,998
1,577	Tohoku Electric Power Co., Inc.	15,625
1,818	Tokyo Electric Power Co. Holdings, Inc.*	7,969
2,602	Tokyo Gas Co. Ltd.	62,834

		261,510

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $18,855,163)		$19,828,595

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
139,734	1.613%	$ 139,734
(Cost $139,734)

TOTAL INVESTMENTS – 99.6% (Cost $18,994,897)		$19,968,329

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		83,588

NET ASSETS – 100.0%		$20,051,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 8.5%
162,876	Activision Blizzard, Inc.	$ 8,930,491
64,564	Alphabet, Inc., Class A*	84,197,267
66,154	Alphabet, Inc., Class C*	86,328,324
167,400	Altice USA, Inc., Class A*	4,282,092
1,413,006	AT&T, Inc.	52,818,164
82,194	CBS Corp., Class B	3,318,994
1,408,473	CenturyLink, Inc.	20,408,774
26,306	Charter Communications, Inc., Class A*	12,364,083
958,188	Comcast Corp., Class A	42,304,000
143,322	Electronic Arts, Inc.*	14,476,955
540,356	Facebook, Inc., Class A*	108,957,384
625,619	Fox Corp., Class A	22,372,135
61,861	IAC/InterActiveCorp*	13,776,445
53,616	Liberty Broadband Corp., Class C*	6,406,576
40,857	Netflix, Inc.*	12,856,064
97,773	Omnicom Group, Inc.	7,770,998
28,409	Roku, Inc.*	4,555,951
93,361	Snap, Inc., Class A*	1,423,755
18,051	Take-Two Interactive Software, Inc.*	2,190,489
152,837	T-Mobile US, Inc.*	12,005,346
835,859	Verizon Communications, Inc.	50,352,146
316,460	Walt Disney Co. (The)	47,969,007

		620,065,440

Consumer Discretionary – 12.1%
47,262	Advance Auto Parts, Inc.	7,423,915
90,036	Amazon.com, Inc.*	162,136,829
25,673	AutoZone, Inc.*	30,240,740
286,742	Best Buy Co., Inc.	23,122,875
12,104	Booking Holdings, Inc.*	23,046,379
73,346	Burlington Stores, Inc.*	16,502,850
80,225	Carnival Corp.	3,616,543
7,671	Chipotle Mexican Grill, Inc.*	6,243,580
64,348	Darden Restaurants, Inc.	7,621,377
133,854	Dollar General Corp.	21,063,266
117,896	Dollar Tree, Inc.*	10,782,768
72,094	Domino’s Pizza, Inc.	21,217,264
49,512	D.R. Horton, Inc.	2,740,489
268,378	eBay, Inc.	9,532,787

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
46,170	Expedia Group, Inc.	$ 4,693,642
1,968,964	Ford Motor Co.	17,838,814
61,944	Garmin Ltd.	6,051,309
50,191	General Motors Co.	1,806,876
108,981	Genuine Parts Co.	11,374,347
103,033	Hasbro, Inc.	10,478,456
105,129	Hilton Worldwide Holdings, Inc.	11,038,545
308,997	Home Depot, Inc. (The)	68,136,929
49,348	Las Vegas Sands Corp.	3,096,587
74,729	Lennar Corp., Class A	4,457,585
909,925	LKQ Corp.*	32,102,154
281,355	Lowe’s Cos., Inc.	33,005,755
29,759	Marriott International, Inc., Class A	4,176,973
158,662	McDonald’s Corp.	30,856,586
423,607	NIKE, Inc., Class B	39,603,019
396,341	Norwegian Cruise Line Holdings Ltd.*	21,259,731
1,624	NVR, Inc.*	6,158,029
60,035	O’Reilly Automotive, Inc.*	26,552,280
123,262	PulteGroup, Inc.	4,887,338
226,069	Ross Stores, Inc.	26,257,914
308,552	Starbucks Corp.	26,359,597
318,205	Target Corp.	39,778,807
91,419	Tiffany & Co.	12,231,862
448,372	TJX Cos., Inc. (The)	27,408,980
122,906	Tractor Supply Co.	11,607,243
54,488	Ulta Beauty, Inc.*	12,742,564
186,681	VF Corp.	16,528,736
201,943	Yum! Brands, Inc.	20,329,602

		876,111,922

Consumer Staples – 9.1%
165,799	Altria Group, Inc.	8,240,210
203,582	Archer-Daniels-Midland Co.	8,739,775
252,086	Brown-Forman Corp., Class B	17,096,473
161,538	Church & Dwight Co., Inc.	11,346,429
146,175	Clorox Co. (The)	21,667,520
640,254	Coca-Cola Co. (The)	34,189,564
328,487	Colgate-Palmolive Co.	22,277,988
138,652	Conagra Brands, Inc.	4,002,883

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
17,559	Constellation Brands, Inc., Class A	$ 3,267,028
147,392	Costco Wholesale Corp.	44,189,596
150,963	Estee Lauder Cos., Inc. (The), Class A	29,508,738
157,060	General Mills, Inc.	8,374,439
138,054	Hershey Co. (The)	20,454,081
152,919	Hormel Foods Corp.	6,809,483
98,510	JM Smucker Co. (The)	10,352,416
99,771	Kellogg Co.	6,497,088
139,448	Kimberly-Clark Corp.	19,012,340
82,171	Kraft Heinz Co. (The)	2,506,215
631,140	Kroger Co. (The)	17,255,368
136,283	Lamb Weston Holdings, Inc.	11,445,046
61,505	McCormick & Co., Inc.	10,409,721
569,006	Molson Coors Brewing Co., Class B	28,723,423
301,579	Mondelez International, Inc., Class A	15,844,961
161,761	Monster Beverage Corp.*	9,676,543
361,222	PepsiCo, Inc.	49,064,784
315,788	Philip Morris International, Inc.	26,188,299
460,096	Procter & Gamble Co. (The)	56,159,318
340,526	Sysco Corp.	27,429,369
281,614	Tyson Foods, Inc., Class A	25,314,282
549,701	Walgreens Boots Alliance, Inc.	32,762,180
583,547	Walmart, Inc.	69,494,612

		658,300,172

Energy – 2.2%
30,535	Cheniere Energy, Inc.*	1,848,589
270,735	Chevron Corp.	31,711,191
198,699	ConocoPhillips	11,910,018
63,554	EOG Resources, Inc.	4,505,979
668,348	Exxon Mobil Corp.	45,534,549
328,995	Kinder Morgan, Inc.	6,451,592
488,752	Marathon Petroleum Corp.	29,637,921
51,110	Occidental Petroleum Corp.	1,971,313
78,966	ONEOK, Inc.	5,610,534
88,734	Phillips 66	10,179,565
38,709	Valero Energy Corp.	3,696,322
134,138	Williams Cos., Inc. (The)	3,047,615

		156,105,188

Shares	Description	Value

Common Stocks – (continued)
Financials – 11.6%
194,084	Aflac, Inc.	$ 10,643,567
6,118	Alleghany Corp.*	4,772,285
68,572	Allstate Corp. (The)	7,635,492
663,320	Ally Financial, Inc.	21,120,109
144,811	American Express Co.	17,394,697
77,508	American International Group, Inc.	4,081,571
24,290	Ameriprise Financial, Inc.	3,980,402
748,855	Annaly Capital Management, Inc. REIT	6,986,817
84,225	Aon PLC	17,149,052
259,734	Arch Capital Group Ltd.*	10,901,036
105,267	Arthur J Gallagher & Co.	9,818,253
1,804,329	Bank of America Corp.	60,120,242
111,062	Bank of New York Mellon Corp. (The)	5,438,706
116,222	BB&T Corp.	6,359,668
159,910	Berkshire Hathaway, Inc., Class B*	35,228,173
11,223	BlackRock, Inc.	5,554,375
47,739	Blackstone Group, Inc. (The), Class A	2,588,409
209,318	Capital One Financial Corp.	20,933,893
28,909	Cboe Global Markets, Inc.	3,437,280
120,251	Charles Schwab Corp. (The)	5,952,425
75,439	Chubb Ltd.	11,427,500
93,489	Cincinnati Financial Corp.	10,007,997
376,552	Citigroup, Inc.	28,286,586
241,715	Citizens Financial Group, Inc.	9,296,359
70,497	CME Group, Inc.	14,291,857
24,584	Comerica, Inc.	1,730,959
102,650	Discover Financial Services	8,711,906
54,983	E*TRADE Financial Corp.	2,435,747
12,799	Everest Re Group Ltd.	3,471,857
43,379	FactSet Research Systems, Inc.	11,263,357
169,503	Fidelity National Financial, Inc.	8,073,428
318,981	Fifth Third Bancorp	9,630,036

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
27,198	First Republic Bank	$ 2,989,060
158,463	Hartford Financial Services Group, Inc. (The)	9,802,521
215,481	Huntington Bancshares, Inc.	3,208,512
109,917	Intercontinental Exchange, Inc.	10,350,884
697,206	JPMorgan Chase & Co.	91,863,863
245,473	KeyCorp	4,759,721
145,643	Lincoln National Corp.	8,600,219
100,729	Loews Corp.	5,127,106
22,694	M&T Bank Corp.	3,738,610
5,089	Markel Corp.*	5,778,814
19,012	MarketAxess Holdings, Inc.	7,677,426
141,180	Marsh & McLennan Cos., Inc.	15,257,323
289,852	MetLife, Inc.	14,466,513
101,667	Moody’s Corp.	23,044,859
353,722	Morgan Stanley	17,502,165
52,347	MSCI, Inc.	13,567,819
65,056	Nasdaq, Inc.	6,817,869
34,599	Northern Trust Corp.	3,710,397
50,532	PNC Financial Services Group, Inc. (The)	7,742,008
103,970	Principal Financial Group, Inc.	5,728,747
228,623	Progressive Corp. (The)	16,700,910
127,359	Prudential Financial, Inc.	11,923,350
22,914	Raymond James Financial, Inc.	2,058,135
157,729	Regions Financial Corp.	2,624,611
32,333	Reinsurance Group of America, Inc.	5,349,818
136,658	S&P Global, Inc.	36,166,540
84,250	State Street Corp.	6,327,175
55,935	SunTrust Banks, Inc.	3,962,435
300,867	Synchrony Financial	11,255,434
128,628	T. Rowe Price Group, Inc.	15,893,276
66,694	TD Ameritrade Holding Corp.	3,456,750
52,336	Travelers Cos., Inc. (The)	7,155,378
172,660	US Bancorp	10,364,780
883,327	Wells Fargo & Co.	48,105,988
42,771	Willis Towers Watson PLC	8,401,935
153,663	WR Berkley Corp.	10,449,084

		840,654,076

Shares	Description	Value

Common Stocks – (continued)
Health Care – 14.0%
288,367	Abbott Laboratories	$ 24,640,960
290,222	AbbVie, Inc.	25,461,176
93,889	Agilent Technologies, Inc.	7,583,415
62,625	Align Technology, Inc.*	17,368,417
127,034	Allergan PLC	23,493,668
21,128	AmerisourceBergen Corp.	1,857,362
159,454	Amgen, Inc.	37,427,043
52,452	Anthem, Inc.	15,140,794
178,711	Baxter International, Inc.	14,648,941
34,939	Becton Dickinson and Co.	9,031,731
63,974	Biogen, Inc.*	19,180,045
242,239	Boston Scientific Corp.*	10,476,837
416,957	Bristol-Myers Squibb Co.	23,741,532
367,728	Cardinal Health, Inc.	20,236,072
78,685	Centene Corp.*	4,758,082
177,993	Cerner Corp.	12,742,519
116,577	Cigna Corp.	23,306,074
17,373	Cooper Cos., Inc. (The)	5,439,313
481,820	CVS Health Corp.	36,266,591
114,333	Danaher Corp.	16,690,331
44,409	DENTSPLY SIRONA, Inc.	2,510,885
45,169	DexCom, Inc.*	10,267,365
112,499	Edwards Lifesciences Corp.*	27,555,505
240,591	Eli Lilly & Co.	28,233,354
30,805	Exact Sciences Corp.*	2,495,513
347,796	Gilead Sciences, Inc.	23,385,803
13,796	HCA Healthcare, Inc.	1,912,953
139,994	Henry Schein, Inc.*	9,645,587
46,688	Hologic, Inc.*	2,396,028
38,674	Humana, Inc.	13,196,729
90,416	IDEXX Laboratories, Inc.*	22,746,857
27,099	Illumina, Inc.*	8,692,275
102,348	Incyte Corp.*	9,637,088
15,935	Intuitive Surgical, Inc.*	9,447,861
64,497	IQVIA Holdings, Inc.*	9,415,272
631,638	Johnson & Johnson	86,843,909
39,490	Laboratory Corp. of America Holdings*	6,803,732
138,043	McKesson Corp.	19,966,539

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
172,622	Medtronic PLC	$ 19,228,365
510,763	Merck & Co., Inc.	44,528,318
28,604	Mettler-Toledo International, Inc.*	20,578,004
1,660,934	Mylan NV*	31,192,341
1,214,463	Pfizer, Inc.	46,781,115
52,412	Quest Diagnostics, Inc.	5,584,499
5,627	Regeneron Pharmaceuticals, Inc.*	2,076,363
86,266	ResMed, Inc.	12,905,394
60,048	STERIS PLC	9,075,655
94,991	Stryker Corp.	19,459,856
7,075	Teleflex, Inc.	2,499,880
98,429	Thermo Fisher Scientific, Inc.	30,901,785
200,240	UnitedHealth Group, Inc.	56,041,169
49,787	Universal Health Services, Inc., Class B	6,944,789
59,000	Varian Medical Systems, Inc.*	7,890,070
44,494	Veeva Systems, Inc., Class A*	6,637,615
54,699	Vertex Pharmaceuticals, Inc.*	12,129,503
34,929	Waters Corp.*	7,756,683
13,881	West Pharmaceutical Services, Inc.	2,040,923
29,269	Zimmer Biomet Holdings, Inc.	4,252,200
195,473	Zoetis, Inc.	23,558,406

		1,016,707,091

Industrials – 8.3%
125,195	3M Co.	21,254,355
92,506	AMETEK, Inc.	9,159,019
44,530	Boeing Co. (The)	16,305,995
55,411	Caterpillar, Inc.	8,019,634
221,642	C.H. Robinson Worldwide, Inc.	17,033,188
67,077	Cintas Corp.	17,242,814
98,213	Copart, Inc.*	8,740,957
14,603	CoStar Group, Inc.*	8,949,595
67,311	CSX Corp.	4,815,429
80,408	Cummins, Inc.	14,703,407
9,604	Deere & Co.	1,613,952

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
244,857	Delta Air Lines, Inc.	$ 14,032,755
54,449	Dover Corp.	6,069,975
112,801	Eaton Corp. PLC	10,434,093
175,797	Emerson Electric Co.	12,984,366
53,707	Equifax, Inc.	7,499,646
61,407	Expeditors International of Washington, Inc.	4,590,787
584,522	Fastenal Co.	20,762,221
13,914	FedEx Corp.	2,226,936
119,197	Fortive Corp.	8,602,448
37,903	General Dynamics Corp.	6,888,491
306,398	General Electric Co.	3,453,105
122,426	Honeywell International, Inc.	21,859,162
8,666	Huntington Ingalls Industries, Inc.	2,180,972
57,607	IDEX Corp.	9,374,963
109,344	IHS Markit Ltd.*	7,943,842
94,580	Illinois Tool Works, Inc.	16,488,131
111,211	Ingersoll-Rand PLC	14,580,874
71,688	Jacobs Engineering Group, Inc.	6,601,748
25,648	J.B. Hunt Transport Services, Inc.	2,965,422
168,714	Johnson Controls International PLC	7,226,021
29,032	L3Harris Technologies, Inc.	5,838,045
44,390	Lennox International, Inc.	11,357,182
37,492	Lockheed Martin Corp.	14,660,497
192,388	Masco Corp.	8,955,661
23,322	Norfolk Southern Corp.	4,512,807
46,035	Northrop Grumman Corp.	16,193,732
38,420	PACCAR, Inc.	3,126,235
54,857	Parker-Hannifin Corp.	10,905,023
45,549	Raytheon Co.	9,903,264
119,868	Republic Services, Inc.	10,626,298
56,562	Rockwell Automation, Inc.	11,077,102
36,536	Roper Technologies, Inc.	13,166,478
232,768	Southwest Airlines Co.	13,416,748
24,865	Stanley Black & Decker, Inc.	3,922,205
17,313	Teledyne Technologies, Inc.*	5,920,873
219,159	Textron, Inc.	10,133,912
15,572	TransDigm Group, Inc.	8,830,881

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
20,681	TransUnion	$ 1,784,977
52,582	Union Pacific Corp.	9,253,906
221,250	United Airlines Holdings, Inc.*	20,532,000
37,873	United Parcel Service, Inc., Class B	4,534,534
131,246	United Rentals, Inc.*	20,087,200
129,659	United Technologies Corp.	19,233,616
76,890	Verisk Analytics, Inc.	11,339,737
126,869	Waste Management, Inc.	14,324,779
25,745	Westinghouse Air Brake Technologies Corp.	2,022,785
63,275	W.W. Grainger, Inc.	20,055,011
63,932	Xylem, Inc.	4,955,369

		605,275,160

Information Technology – 23.4%
228,502	Accenture PLC, Class A	45,965,462
125,855	Adobe, Inc.*	38,955,898
555,433	Advanced Micro Devices, Inc.*	21,745,202
98,231	Akamai Technologies, Inc.*	8,557,885
80,236	Amphenol Corp., Class A	8,344,544
37,788	Analog Devices, Inc.	4,268,155
40,822	ANSYS, Inc.*	10,396,955
988,267	Apple, Inc.	264,114,356
277,712	Applied Materials, Inc.	16,079,525
22,248	Arista Networks, Inc.*	4,341,252
88,448	Autodesk, Inc.*	16,000,243
87,567	Automatic Data Processing, Inc.	14,954,692
45,445	Broadcom, Inc.	14,370,163
95,685	Broadridge Financial Solutions, Inc.	11,837,191
340,120	Cadence Design Systems, Inc.*	23,893,430
118,933	CDW Corp.	16,061,902
898,368	Cisco Systems, Inc.	40,705,054
153,593	Citrix Systems, Inc.	17,326,826
182,405	Cognizant Technology Solutions Corp., Class A	11,693,985
74,189	Corning, Inc.	2,154,449

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
149,823	Fidelity National Information Services, Inc.	$ 20,698,047
138,739	Fiserv, Inc.*	16,127,021
20,394	FleetCor Technologies, Inc.*	6,259,327
90,166	Fortinet, Inc.*	9,477,348
45,700	Gartner, Inc.*	7,333,022
142,791	Global Payments, Inc.	25,859,450
41,097	GoDaddy, Inc., Class A*	2,728,019
596,068	HP, Inc.	11,969,045
1,184,379	Intel Corp.	68,753,201
229,551	International Business Machines Corp.	30,863,132
136,757	Intuit, Inc.	35,405,020
59,885	Jack Henry & Associates, Inc.	9,098,927
138,800	Juniper Networks, Inc.	3,478,328
73,218	Keysight Technologies, Inc.*	7,836,523
40,784	KLA Corp.	6,682,866
79,076	Lam Research Corp.	21,099,849
247,445	Leidos Holdings, Inc.	22,477,904
57,652	Marvell Technology Group Ltd.	1,520,283
175,077	Mastercard, Inc., Class A	51,162,752
73,685	Maxim Integrated Products, Inc.	4,175,729
37,785	Microchip Technology, Inc.	3,572,194
716,395	Micron Technology, Inc.*	34,035,926
1,784,675	Microsoft Corp.	270,164,102
81,704	Motorola Solutions, Inc.	13,669,079
163,761	NetApp, Inc.	9,922,279
432,256	NortonLifeLock, Inc.	10,763,174
124,056	NVIDIA Corp.	26,887,897
43,644	Okta, Inc.*	5,664,118
614,917	Oracle Corp.	34,521,440
30,585	Palo Alto Networks, Inc.*	6,949,524
160,734	Paychex, Inc.	13,842,412
148,501	PayPal Holdings, Inc.*	16,039,593
107,090	Qorvo, Inc.*	11,159,849
136,370	QUALCOMM, Inc.	11,393,714
73,749	RingCentral, Inc., Class A*	12,719,490
161,438	salesforce.com, Inc.*	26,296,636
218,530	Seagate Technology PLC	13,041,870
63,719	ServiceNow, Inc.*	18,035,026

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
122,372	Skyworks Solutions, Inc.	$ 12,029,168
35,394	Splunk, Inc.*	5,281,493
58,818	Square, Inc., Class A*	4,065,500
156,447	SS&C Technologies Holdings, Inc.	9,394,642
132,408	Synopsys, Inc.*	18,674,824
82,156	TE Connectivity Ltd.	7,616,683
56,990	Teradyne, Inc.	3,567,004
271,141	Texas Instruments, Inc.	32,593,860
39,597	Trimble, Inc.*	1,604,866
14,881	Twilio, Inc., Class A*	1,536,910
94,487	VeriSign, Inc.*	18,022,450
307,774	Visa, Inc., Class A	56,787,381
45,135	VMware, Inc., Class A	7,023,909
27,687	Western Digital Corp.	1,393,487
498,974	Western Union Co. (The)	13,412,421
27,067	Workday, Inc., Class A*	4,848,241
48,857	Xilinx, Inc.	4,532,953
7,435	Zebra Technologies Corp., Class A*	1,865,739

		1,697,702,816

Materials – 1.3%
55,505	Air Products & Chemicals, Inc.	13,117,497
12,547	Avery Dennison Corp.	1,635,752
129,541	Ball Corp.	8,557,478
34,194	Eastman Chemical Co.	2,679,784
64,261	Ecolab, Inc.	11,995,601
93,602	International Paper Co.	4,337,517
5,372	Martin Marietta Materials, Inc.	1,441,845
54,327	Newmont Goldcorp Corp.	2,086,157
133,153	Nucor Corp.	7,504,503
22,700	Packaging Corp. of America	2,540,130
46,950	PPG Industries, Inc.	6,049,038
24,411	Sherwin-Williams Co. (The)	14,234,786
32,167	Vulcan Materials Co.	4,563,532
413,819	Westrock Co.	16,689,320

		97,432,940

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 4.3%
44,670	Alexandria Real Estate Equities, Inc. REIT	$ 7,259,768
83,107	American Tower Corp. REIT	17,787,391
45,110	AvalonBay Communities, Inc. REIT	9,672,035
29,599	Boston Properties, Inc. REIT	4,100,646
100,051	Camden Property Trust REIT	11,160,689
276,568	CBRE Group, Inc., Class A*	15,769,907
98,392	Crown Castle International Corp. REIT	13,151,075
92,821	Digital Realty Trust, Inc. REIT	11,226,700
167,928	Duke Realty Corp. REIT	5,907,707
18,528	Equinix, Inc. REIT	10,502,597
140,612	Equity LifeStyle Properties, Inc. REIT	10,416,537
139,430	Equity Residential REIT	11,865,493
32,881	Essex Property Trust, Inc. REIT	10,264,791
83,441	Extra Space Storage, Inc. REIT	8,848,918
38,447	Federal Realty Investment Trust REIT	5,077,695
234,664	Healthpeak Properties, Inc. REIT	8,185,080
830,779	Host Hotels & Resorts, Inc. REIT	14,530,325
340,506	Invitation Homes, Inc. REIT	10,395,648
54,413	Iron Mountain, Inc. REIT	1,747,746
74,713	Mid-America Apartment Communities, Inc. REIT	10,169,186
78,273	Omega Healthcare Investors, Inc. REIT	3,289,814
121,383	Prologis, Inc. REIT	11,112,614
37,547	Public Storage REIT	7,910,402
136,794	Realty Income Corp. REIT	10,482,524
39,242	Regency Centers Corp. REIT	2,552,300
40,449	SBA Communications Corp. REIT	9,564,975
45,218	Simon Property Group, Inc. REIT	6,837,414

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
80,615	Sun Communities, Inc. REIT	$ 13,278,097
177,273	UDR, Inc. REIT	8,517,968
123,727	Ventas, Inc. REIT	7,214,521
658,782	VEREIT, Inc. REIT	6,429,712
155,832	VICI Properties, Inc. REIT	3,853,725
57,955	Vornado Realty Trust REIT	3,742,154
119,165	Welltower, Inc. REIT	10,077,784
92,806	Weyerhaeuser Co. REIT	2,738,705
120,664	W.P. Carey, Inc. REIT	10,065,791

		315,708,434

Utilities – 5.0%
340,352	AES Corp.	6,436,056
165,281	Alliant Energy Corp.	8,759,893
142,588	Ameren Corp.	10,598,566
149,656	American Electric Power Co., Inc.	13,671,076
93,004	American Water Works Co., Inc.	11,256,274
179,089	Aqua America, Inc.	7,928,270
71,773	Atmos Energy Corp.	7,676,840
266,165	CenterPoint Energy, Inc.	6,537,013
169,514	CMS Energy Corp.	10,391,208
126,006	Consolidated Edison, Inc.	10,948,661
151,249	Dominion Energy, Inc.	12,570,304
87,059	DTE Energy Co.	10,877,152
145,211	Duke Energy Corp.	12,803,254
50,226	Edison International	3,470,617
104,397	Entergy Corp.	12,150,767
158,190	Evergy, Inc.	10,008,681
152,563	Eversource Energy	12,607,806
277,528	Exelon Corp.	12,322,243
248,507	FirstEnergy Corp.	11,851,299
118,476	NextEra Energy, Inc.	27,702,058
197,116	NiSource, Inc.	5,213,718
267,543	NRG Energy, Inc.	10,629,483
63,499	Pinnacle West Capital Corp.	5,549,178
226,742	PPL Corp.	7,716,030
176,084	Public Service Enterprise Group, Inc.	10,443,542
79,095	Sempra Energy	11,648,321
266,027	Southern Co. (The)	16,491,014
267,343	UGI Corp.	11,642,788

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
1,560,948	Vistra Energy Corp.	$ 41,411,951
136,856	WEC Energy Group, Inc.	12,132,284
197,766	Xcel Energy, Inc.	12,160,631

		365,606,978

TOTAL INVESTMENTS – 99.8% (Cost $6,057,134,321)		$7,249,670,217

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		14,647,780

NET ASSETS – 100.0%		$7,264,317,997

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Communication Services – 2.3%
322	ATN International, Inc.	$ 18,080
996	Boston Omaha Corp., Class A*	21,245
2,598	Care.com, Inc.*	32,553
3,243	Cargurus, Inc.*	130,012
3,099	Cars.com, Inc.*	41,186
6,504	Central European Media Enterprises Ltd., Class A (Czech Republic)*	29,268
1,738	Cogent Communications Holdings, Inc.	108,938
4,766	Consolidated Communications Holdings, Inc.	17,301
71	Daily Journal Corp.*(a)	20,171
9,268	DHI Group, Inc.*	31,233
1,205	Emerald Expositions Events, Inc.	12,062
6,161	Entercom Communications Corp., Class A	29,142
1,157	Eros International PLC (India)*(a)	3,089
2,044	EverQuote, Inc., Class A*	71,969
2,710	EW Scripps Co. (The), Class A	40,433
3,878	Fluent, Inc.*	6,360
20,541	Frontier Communications Corp.*(a)	13,863
283	Gaia, Inc.*	2,369
11,651	Gannett Co., Inc.	74,100
10,275	Glu Mobile, Inc.*	56,821
3,700	Gray Television, Inc.*	74,888
1,777	Hemisphere Media Group, Inc.*	24,878
4,015	IDT Corp., Class B*	28,627
971	IMAX Corp.*	20,876
1,328	Intelsat S.A.*	8,074
1,692	Iridium Communications, Inc.*	39,424
12,905	Lee Enterprises, Inc.*	25,036
1,998	Liberty Latin America Ltd., Class A (Chile)*	35,564
2,819	Liberty Latin America Ltd., Class C (Chile)*	50,573
1,067	Liberty Media Corp.- Liberty Braves, Class A*	30,292
1,539	Liberty Media Corp.- Liberty Braves, Class C*	43,554
2,812	Liberty TripAdvisor Holdings, Inc., Class A*	19,487
3,837	Marchex, Inc., Class B*	15,425
1,073	Marcus Corp. (The)	33,757
11,903	Meet Group, Inc. (The)*	57,610

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
1,000	Meredith Corp.	$ 35,040
4,046	MSG Networks, Inc., Class A*	65,707
4,894	National CineMedia, Inc.	32,839
2,318	Ooma, Inc.*	32,174
3,491	ORBCOMM, Inc.*	13,999
3,560	QuinStreet, Inc.*	56,034
1,784	Reading International, Inc., Class A*	19,142
4,696	Rosetta Stone, Inc.*	72,976
157	Saga Communications, Inc., Class A	4,826
2,733	Scholastic Corp.	101,476
1,332	Shenandoah Telecommunications Co.	50,017
2,588	Spok Holdings, Inc.	31,858
3,268	TechTarget, Inc.*	86,667
7,519	TEGNA, Inc.	115,417
9,133	TrueCar, Inc.*	47,948
18,341	Vonage Holdings Corp.*	145,077
4,117	Yelp, Inc.*	142,778

		2,322,235

Consumer Discretionary – 11.2%
4,539	1-800-Flowers.com, Inc., Class A*	61,140
4,474	Aaron’s, Inc.	261,282
4,465	Abercrombie & Fitch Co., Class A	71,306
1,940	Acushnet Holdings Corp.	58,336
1,982	Adient PLC*	43,327
3,595	Adtalem Global Education, Inc.*	121,259
4,275	American Axle & Manufacturing Holdings, Inc.*	42,151
7,446	American Eagle Outfitters, Inc.	111,467
3,242	American Public Education, Inc.*	80,272
1,053	America’s Car-Mart, Inc.*	115,051
770	Asbury Automotive Group, Inc.*	85,347
19,815	Ascena Retail Group, Inc.*	8,931
6,314	Barnes & Noble Education, Inc.*	31,823
1,725	Bassett Furniture Industries, Inc.	26,254
7,358	BBX Capital Corp.	33,700
3,480	Beazer Homes USA, Inc.*	53,314
4,959	Bed Bath & Beyond, Inc.	72,302
2,254	Big Lots, Inc.	47,109
203	Biglari Holdings, Inc., Class B*	22,898
787	BJ’s Restaurants, Inc.	32,385
2,600	Bloomin’ Brands, Inc.	62,530
1,570	Boot Barn Holdings, Inc.*	62,517

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,395	Boyd Gaming Corp.	$ 99,847
2,559	Brinker International, Inc.	114,643
2,268	Buckle, Inc. (The)	63,096
2,641	Caleres, Inc.	57,811
3,230	Callaway Golf Co.	67,119
9,852	Career Education Corp.*	164,331
1,770	Carriage Services, Inc.	42,568
1,980	Cato Corp. (The), Class A	37,739
247	Cavco Industries, Inc.*	49,402
3,865	Century Casinos, Inc.*	31,306
1,970	Cheesecake Factory, Inc. (The)	85,912
3,347	Chegg, Inc.*	129,763
10,361	Chico’s FAS, Inc.	49,422
995	Children’s Place, Inc. (The)	71,899
1,062	Churchill Downs, Inc.	138,071
1,527	Citi Trends, Inc.	31,349
2,109	Clarus Corp.	26,552
1,931	Collectors Universe, Inc.	50,727
1,381	Conn’s, Inc.*	30,285
1,314	Container Store Group, Inc. (The)*	5,466
1,963	Cooper Tire & Rubber Co.	56,574
2,009	Core-Mark Holding Co., Inc.	54,143
601	Cracker Barrel Old Country Store, Inc.	92,398
5,490	Crocs, Inc.*	191,601
4,600	Dana, Inc.	77,970
959	Dave & Buster’s Entertainment, Inc.	38,533
1,716	Deckers Outdoor Corp.*	288,597
3,302	Del Taco Restaurants, Inc.*	24,732
725	Delta Apparel, Inc.*	20,285
6,024	Denny’s Corp.*	117,709
2,602	Designer Brands, Inc., Class A	42,933
596	Dillard’s, Inc., Class A(a)	42,793
417	Dine Brands Global, Inc.	34,561
1,846	Dorman Products, Inc.*	137,195
1,568	Drive Shack, Inc.*	6,021
2,355	Duluth Holdings, Inc., Class B*(a)	21,737
2,681	El Pollo Loco Holdings, Inc.*	43,218
1,688	Eldorado Resorts, Inc.*	90,325
3,073	Ethan Allen Interiors, Inc.	54,945
3,748	Everi Holdings, Inc.*	50,486
7,932	Express, Inc.*	31,173
2,848	Fiesta Restaurant Group, Inc.*	28,195
6,656	Fossil Group, Inc.*	49,853

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,448	Fox Factory Holding Corp.*	$ 161,397
804	Funko, Inc., Class A*	11,473
5,827	GameStop Corp., Class A(a)	36,943
1,718	Genesco, Inc.*	63,806
2,014	Gentherm, Inc.*	84,286
1,557	G-III Apparel Group Ltd.*	46,087
1,814	Golden Entertainment, Inc.*	32,870
6,933	GoPro, Inc., Class A*	28,009
57	Green Brick Partners, Inc.*	650
731	Group 1 Automotive, Inc.	75,359
21,298	Groupon, Inc.*	61,764
1,937	Guess?, Inc.	37,287
842	Habit Restaurants, Inc. (The), Class A*	8,959
2,624	Haverty Furniture Cos, Inc.	52,769
824	Helen of Troy Ltd.*	133,010
2,555	Hibbett Sports, Inc.*	72,485
5,969	Houghton Mifflin Harcourt Co.*	35,038
2,424	Hudson Ltd., Class A*	33,718
960	Installed Building Products, Inc.*	68,832
1,353	iRobot Corp.*(a)	58,937
3,058	J Alexander’s Holdings, Inc.*	31,711
1,313	Jack in the Box, Inc.	104,108
27,590	JC Penney Co., Inc.*(a)	31,177
878	Johnson Outdoors, Inc., Class A	56,719
5,927	K12, Inc.*	116,466
4,172	KB Home	144,268
680	Kontoor Brands, Inc.	24,378
1,550	Lands’ End, Inc.*	18,259
4,673	Laureate Education, Inc., Class A*	81,077
3,420	La-Z-Boy, Inc.	108,072
1,367	LCI Industries	145,531
2,585	Leaf Group Ltd.*	9,564
263	LGI Homes, Inc.*	19,007
2,249	Lifetime Brands, Inc.	14,663
2,247	Lindblad Expeditions Holdings, Inc.*	34,828
3,287	Liquidity Services, Inc.*	22,976
255	Lithia Motors, Inc., Class A	40,948
2,412	Lumber Liquidators Holdings, Inc.*(a)	21,491
1,678	M/I Homes, Inc.*	74,285
1,226	Malibu Boats, Inc., Class A*	48,476
1,510	Marine Products Corp.	22,846
1,073	Marriott Vacations Worldwide Corp.	131,807
3,289	MasterCraft Boat Holdings, Inc.*	54,630

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,474	MDC Holdings, Inc.	$ 58,326
1,243	Meritage Homes Corp.*	82,709
2,216	Michaels Cos., Inc. (The)*	18,127
1,856	Modine Manufacturing Co.*	13,772
848	Monarch Casino & Resort, Inc.*	38,669
699	Monro, Inc.	51,307
836	Movado Group, Inc.	16,344
1,342	Murphy USA, Inc.*	157,725
678	Nathan’s Famous, Inc.	50,545
902	National Vision Holdings, Inc.*	27,240
21,220	Office Depot, Inc.	47,321
1,194	OneSpaWorld Holdings Ltd. (Bahamas)*	19,498
1,465	Oxford Industries, Inc.	109,025
1,858	Papa John’s International, Inc.	117,574
5,159	Penn National Gaming, Inc.*	118,812
1,470	PetMed Express, Inc.(a)	33,560
1,755	PlayAGS, Inc.*	20,165
5,082	Potbelly Corp.*	25,715
2,481	Quotient Technology, Inc.*	25,877
1,500	RCI Hospitality Holdings, Inc.	27,600
1,175	Red Robin Gourmet Burgers, Inc.*	32,042
915	Red Rock Resorts, Inc., Class A	21,411
4,745	Regis Corp.*	76,537
5,879	Rent-A-Center, Inc.	153,030
1,133	RH*	232,933
4,978	RTW RetailWinds, Inc.*	6,671
2,855	Rubicon Project, Inc. (The)*	23,068
3,413	Ruth’s Hospitality Group, Inc.	79,762
5,528	Sally Beauty Holdings, Inc.*	101,881
1,041	Scientific Games Corp.*	28,482
2,115	SeaWorld Entertainment, Inc.*	61,927
401	Shake Shack, Inc., Class A*	24,854
2,227	Shoe Carnival, Inc.(a)	79,058
1,458	Shutterstock, Inc.*	60,624
1,829	Signet Jewelers Ltd.	33,599
1,560	Skyline Champion Corp.*	51,761
2,336	Sleep Number Corp.*	112,759
4,841	Sonos, Inc.*	67,048
687	Stamps.com, Inc.*	59,941
1,842	Standard Motor Products, Inc.	92,782
3,944	Steven Madden Ltd.	167,502
1,803	Stitch Fix, Inc., Class A*(a)	42,515
4,705	Stoneridge, Inc.*	141,809

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
716	Strategic Education, Inc.	$ 101,486
1,455	Sturm Ruger & Co., Inc.	66,275
4,113	Tailored Brands, Inc.(a)	21,758
4,420	Taylor Morrison Home Corp.*	102,632
2,028	Texas Roadhouse, Inc.	117,421
3,128	Tilly’s, Inc., Class A	30,842
1,247	TopBuild Corp.*	137,519
5,147	TRI Pointe Group, Inc.*	80,190
2,283	Tupperware Brands Corp.	19,291
4,799	Vera Bradley, Inc.*	52,981
753	Vista Outdoor, Inc.*	6,235
841	Weyco Group, Inc.	20,647
1,019	William Lyon Homes, Class A*	21,277
1,926	Wingstop, Inc.	154,080
515	Winmark Corp.	91,155
863	Winnebago Industries, Inc.	41,018
3,132	Wolverine World Wide, Inc.	100,537
5,250	WW International, Inc.*	227,272
4,523	ZAGG, Inc.*	34,737
3,101	Zumiez, Inc.*	91,604

		11,239,816

Consumer Staples – 2.9%
351	Alico, Inc.	11,885
1,088	B&G Foods, Inc.(a)	18,017
2,691	BJ’s Wholesale Club Holdings, Inc.*	63,777
620	Boston Beer Co, Inc. (The), Class A*	238,278
407	Calavo Growers, Inc.	36,300
1,691	Cal-Maine Foods, Inc.	73,609
5,438	Celsius Holdings, Inc.*	26,374
1,181	Central Garden & Pet Co.*	31,155
1,304	Central Garden & Pet Co., Class A*	32,613
1,608	Chefs’ Warehouse, Inc. (The)*	57,181
435	Coca-Cola Consolidated, Inc.	117,520
6,588	Darling Ingredients, Inc.*	156,794
1,382	Edgewell Personal Care Co.*	43,063
1,861	Farmer Brothers Co.*	28,231
1,931	Fresh Del Monte Produce, Inc.	63,144
3,070	Freshpet, Inc.*	164,982
6,201	Hostess Brands, Inc.*	83,403
1,969	Ingles Markets, Inc., Class A	87,502
880	Inter Parfums, Inc.	62,031
609	J&J Snack Foods Corp.	112,665

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
552	John B Sanfilippo & Son, Inc.	$ 53,953
726	Lancaster Colony Corp.	114,730
2,330	Landec Corp.*	26,702
3,304	Lifevantage Corp.*	49,791
828	Medifast, Inc.(a)	72,790
434	MGP Ingredients, Inc.(a)	19,799
1,258	National Beverage Corp.*(a)	62,447
1,776	Nature’s Sunshine Products, Inc.*	17,840
165	Oil-Dri Corp. of America	5,988
4,723	Performance Food Group Co.*	222,264
2,986	Rite Aid Corp.*	27,053
707	Sanderson Farms, Inc.	117,065
1,970	Simply Good Foods Co. (The)*	54,431
1,892	SpartanNash Co.	26,791
667	Tootsie Roll Industries, Inc.(a)	22,911
1,205	Turning Point Brands, Inc.(a)	33,270
3,144	United Natural Foods, Inc.*	28,673
1,221	Universal Corp.	63,761
1,236	USANA Health Sciences, Inc.*	90,970
4,151	Vector Group Ltd.	55,789
1,894	Village Super Market, Inc., Class A	53,562
678	WD-40 Co.	130,929
1,079	Weis Markets, Inc.	42,977

		2,903,010

Energy – 1.8%
14,267	Abraxas Petroleum Corp.*	3,667
1,069	Arch Coal, Inc., Class A	79,224
1,809	Berry Petroleum Corp.	14,418
2,648	Cactus, Inc., Class A	79,943
1,910	CONSOL Energy, Inc.*	24,372
1,001	Contura Energy, Inc.*	6,677
1,143	CVR Energy, Inc.	49,595
3,145	Delek US Holdings, Inc.	107,905
18,879	Denbury Resources, Inc.*	18,624
3,421	DHT Holdings, Inc.	25,110
1,891	DMC Global, Inc.	87,156
3,872	Dorian LPG Ltd.*	55,563
364	Dril-Quip, Inc.*	15,383
2,800	Era Group, Inc.*	26,796
6,046	Evolution Petroleum Corp.	31,500
2,414	Exterran Corp.*	12,987
1,740	Falcon Minerals Corp.	11,223

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
7,748	FTS International, Inc.*	$ 8,058
3,542	Hallador Energy Co.	10,591
4,285	Helix Energy Solutions Group, Inc.*	35,565
5,018	Liberty Oilfield Services, Inc., Class A	44,359
1,653	Magnolia Oil & Gas Corp., Class A*	17,952
928	Mammoth Energy Services, Inc.	1,457
3,757	Matrix Service Co.*	78,672
55	NACCO Industries, Inc., Class A	2,591
5,198	Newpark Resources, Inc.*	30,460
15,718	NexTier Oilfield Solutions, Inc.*	75,289
106	Nine Energy Service, Inc.*	581
28,393	Northern Oil and Gas, Inc.*(a)	50,540
1,896	Oceaneering International, Inc.*	25,425
1,911	Oil States International, Inc.*	30,461
4,879	Overseas Shipholding Group, Inc., Class A*	8,538
2,369	Par Pacific Holdings, Inc.*	58,964
560	PDC Energy, Inc.*	12,729
3,446	Peabody Energy Corp.	33,357
1,428	Penn Virginia Corp.*	34,486
4,959	ProPetro Holding Corp.*	42,747
2,351	Renewable Energy Group, Inc.*	40,108
1,051	REX American Resources Corp.*	96,534
3,172	RigNet, Inc.*	16,494
7,995	RPC, Inc.(a)	30,861
1,457	Scorpio Tankers, Inc. (Monaco)	50,106
569	SEACOR Holdings, Inc.*	24,091
2,647	Select Energy Services, Inc., Class A*	20,329
1,645	SFL Corp. Ltd. (Norway)	23,293
3,161	Solaris Oilfield Infrastructure, Inc., Class A	33,918
2,758	Teekay Tankers Ltd., Class A (Bermuda)*	52,126
2,463	Tellurian, Inc.*(a)	17,955
22,139	W&T Offshore, Inc.*	94,755
1,626	World Fuel Services Corp.	68,942

		1,822,477

Financials – 19.8%
882	1st Constitution Bancorp	17,975
836	1st Source Corp.	42,979
357	ACNB Corp.	12,574

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,613	AG Mortgage Investment Trust, Inc. REIT	$ 56,254
788	Allegiance Bancshares, Inc.*	28,273
1,469	Ambac Financial Group, Inc.*	30,585
1,011	Amerant Bancorp, Inc.*	22,282
4,213	American Equity Investment Life Holding Co.*	125,210
955	American National Bankshares, Inc.	36,128
1,099	Ameris Bancorp	47,971
1,405	AMERISAFE, Inc.	94,978
402	Ames National Corp.	11,332
6,873	Anworth Mortgage Asset Corp. REIT	24,193
5,830	Apollo Commercial Real Estate Finance, Inc. REIT	106,514
3,385	Ares Commercial Real Estate Corp. REIT	52,941
3,202	Ares Management Corp., Class A	105,954
1,448	Argo Group International Holdings Ltd.	95,249
1,653	ARMOUR Residential REIT, Inc. REIT	28,531
1,735	Arrow Financial Corp.	62,217
4,057	Artisan Partners Asset Management, Inc., Class A	120,371
54	Ashford, Inc.*	1,272
452	Associated Capital Group, Inc., Class A(a)	16,317
1,902	Atlantic Capital Bancshares, Inc.*	35,986
3,049	Atlantic Union Bankshares Corp.	115,252
5,382	Axos Financial, Inc.*	158,500
2,555	B. Riley Financial, Inc.	74,632
4,208	Banc of California, Inc.	64,635
1,472	BancFirst Corp.	86,980
1,047	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	22,584
3,603	BancorpSouth Bank	112,053
548	Bank First Corp.	37,215
2,719	Bank of Commerce Holdings	31,133
867	Bank of Marin Bancorp	39,128
4,585	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	158,412
2,046	BankFinancial Corp.	27,928
1,016	Bankwell Financial Group, Inc.	29,748
1,300	Banner Corp.	71,019
840	Bar Harbor Bankshares	21,538

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,304	BCB Bancorp, Inc.	$ 31,196
2,433	Berkshire Hills Bancorp, Inc.	76,761
3,859	Blackstone Mortgage Trust, Inc., Class A REIT	141,355
2,388	Blucora, Inc.*	56,214
3,567	Boston Private Financial Holdings, Inc.	41,877
1,268	Bridge Bancorp, Inc.	41,438
5,566	Brightsphere Investment Group, Inc.	53,601
3,435	Brookline Bancorp, Inc.	55,132
1,304	Bryn Mawr Bank Corp.	51,208
496	C&F Financial Corp.	27,925
4,392	Cadence BanCorp	72,512
367	Cambridge Bancorp	28,589
1,926	Camden National Corp.	83,665
1,583	Cannae Holdings, Inc.*	59,347
1,895	Capital City Bank Group, Inc.	54,822
3,537	Capitol Federal Financial, Inc.	50,155
1,330	Capstar Financial Holdings, Inc.	22,344
5,968	Capstead Mortgage Corp. REIT	46,431
1,208	Carolina Financial Corp.	51,086
3,498	Cathay General Bancorp	128,796
4,060	CenterState Bank Corp.	103,246
1,638	Central Pacific Financial Corp.	47,600
1,352	Central Valley Community Bancorp	28,527
499	Century Bancorp, Inc., Class A	43,538
580	Chemung Financial Corp.	26,547
2,217	Cherry Hill Mortgage Investment Corp. REIT	33,211
1,082	Citizens & Northern Corp.	28,457
1,401	City Holding Co.	111,351
2,363	Civista Bancshares, Inc.	51,230
1,132	CNB Financial Corp.	35,839
3,189	CNO Financial Group, Inc.	57,785
1,253	Codorus Valley Bancorp, Inc.	26,952
2,288	Cohen & Steers, Inc.	153,593
1,124	Colony Bankcorp, Inc.	18,220
2,373	Colony Credit Real Estate, Inc. REIT	31,442
2,499	Columbia Banking System, Inc.	97,661
1,856	Community Bank System, Inc.	125,930
5,113	Community Bankers Trust Corp.	44,432
580	Community Financial Corp. (The)	19,993
1,166	Community Trust Bancorp, Inc.	52,400
1,533	ConnectOne Bancorp, Inc.	38,616

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,734	Cowen, Inc., Class A*	$ 26,565
2,172	Crawford & Co., Class A	23,805
3,254	Customers Bancorp, Inc.*	76,079
4,060	CVB Financial Corp.	86,722
403	Diamond Hill Investment Group, Inc.	55,030
2,013	Dime Community Bancshares, Inc.	40,582
429	DNB Financial Corp.	19,816
1,704	Donegal Group, Inc., Class A	24,930
3,725	Donnelley Financial Solutions, Inc.*	37,399
1,757	Dynex Capital, Inc. REIT	29,676
1,997	Eagle Bancorp, Inc.	88,707
395	eHealth, Inc.*	36,443
1,815	Ellington Financial, Inc.	32,870
2,744	Employers Holdings, Inc.	117,910
2,146	Encore Capital Group, Inc.*	78,265
2,823	Enova International, Inc.*	65,014
291	Enstar Group Ltd. (Bermuda)*	59,425
1,532	Entegra Financial Corp.*	46,021
169	Enterprise Bancorp, Inc.	5,389
1,669	Enterprise Financial Services Corp.	75,439
848	Equity Bancshares, Inc., Class A*	24,974
589	Esquire Financial Holdings, Inc.*	14,101
1,568	ESSA Bancorp, Inc.	27,017
5,899	Essent Group Ltd.	322,380
900	Evans Bancorp, Inc.	36,621
3,476	EZCORP, Inc., Class A*	17,797
1,009	Farmers & Merchants Bancorp, Inc.	26,184
1,973	Farmers National Banc Corp.	30,266
1,361	FB Financial Corp.	52,398
612	FBL Financial Group, Inc., Class A	35,233
1,905	Federal Agricultural Mortgage Corp., Class C	158,210
5,430	Federated Investors, Inc., Class B	182,014
6,224	FGL Holdings	56,825
1,918	Financial Institutions, Inc.	62,488
10,576	First BanCorp. (Puerto Rico)	111,048
1,348	First Bancorp, Inc.	38,391
1,816	First Bancorp/Southern Pines NC	71,006
948	First Bancshares, Inc. (The)	31,815
1,246	First Bank/Hamilton NJ	13,494
2,172	First Busey Corp.	57,775
1,431	First Business Financial Services, Inc.	35,746
4,934	First Commonwealth Financial Corp.	70,112

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
920	First Community Bankshares, Inc.	$ 28,051
1,870	First Defiance Financial Corp.	56,380
4,958	First Financial Bancorp	120,579
6,344	First Financial Bankshares, Inc.	219,312
927	First Financial Corp.	40,992
1,535	First Financial Northwest, Inc.	22,611
2,500	First Foundation, Inc.	40,975
1,039	First Guaranty Bancshares, Inc.	22,338
1,124	First Internet Bancorp	25,515
1,399	First Interstate BancSystem, Inc., Class A	58,898
3,031	First Merchants Corp.	122,725
1,047	First Mid Bancshares, Inc.	36,624
3,052	First Midwest Bancorp, Inc.	65,801
2,032	First Northwest Bancorp	35,824
2,039	First of Long Island Corp. (The)	49,405
1,406	FirstCash, Inc.	113,661
2,568	Flagstar Bancorp, Inc.	95,684
3,389	Flushing Financial Corp.	71,847
1,117	Franklin Financial Network, Inc.	38,134
767	FS Bancorp, Inc.	45,851
7,037	Fulton Financial Corp.	120,755
17,377	Genworth Financial, Inc., Class A*	68,813
2,271	German American Bancorp, Inc.	76,533
3,297	Glacier Bancorp, Inc.	144,573
689	Global Indemnity Ltd. (Cayman Islands)	19,823
1,750	Granite Point Mortgage Trust, Inc. REIT	31,797
2,903	Great Ajax Corp. REIT	44,213
1,440	Great Southern Bancorp, Inc.	87,883
2,128	Great Western Bancorp, Inc.	73,139
1,711	Green Dot Corp., Class A*	40,653
2,541	Greenhill & Co., Inc.	43,222
409	Hallmark Financial Services, Inc.*	7,800
1,871	Hamilton Lane, Inc., Class A	108,518
3,778	Hancock Whitney Corp.	153,425
2,185	Hanmi Financial Corp.	42,892
3,351	HarborOne Bancorp, Inc.*	35,554
2,351	Health Insurance Innovations, Inc., Class A*	42,247
1,853	Heartland Financial USA, Inc.	87,499
4,090	Heritage Commerce Corp.	51,125
1,412	Heritage Financial Corp.	38,943
745	Heritage Insurance Holdings, Inc.	10,199

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,424	Hilltop Holdings, Inc.	$ 84,333
279	Hingham Institution for Savings	53,501
846	Home Bancorp, Inc.	32,639
6,488	Home BancShares, Inc.	122,104
2,412	HomeStreet, Inc.*	76,991
1,335	HomeTrust Bancshares, Inc.	34,884
4,523	Hope Bancorp, Inc.	65,629
1,824	Horace Mann Educators Corp.	79,180
2,114	Horizon Bancorp, Inc.	39,785
2,286	Houlihan Lokey, Inc.	108,974
1,129	Howard Bancorp, Inc.*	18,809
2,302	IBERIABANK Corp.	168,023
1,267	Independent Bank Corp.	106,681
2,401	Independent Bank Corp.	53,662
1,049	Independent Bank Group, Inc.	60,454
2,388	International Bancshares Corp.	101,299
1,219	INTL. FCStone, Inc.*	48,760
6,083	Invesco Mortgage Capital, Inc. REIT	98,788
1,413	Investar Holding Corp.	35,353
7,676	Investors Bancorp, Inc.	92,573
269	Investors Title Co.	43,107
1,604	James River Group Holdings Ltd.	63,454
2,566	Kearny Financial Corp.	36,181
1,535	Kinsale Capital Group, Inc.	155,434
1,814	KKR Real Estate Finance Trust, Inc. REIT	36,625
4,919	Ladder Capital Corp. REIT	85,050
2,700	Lakeland Bancorp, Inc.	45,036
2,008	Lakeland Financial Corp.	94,617
304	LCNB Corp.	5,621
2,404	Live Oak Bancshares, Inc.	43,873
4,565	Macatawa Bank Corp.	48,891
1,534	Malvern Bancorp, Inc.*	35,221
477	Marlin Business Services Corp.	10,227
1,228	Mercantile Bank Corp.	43,287
2,134	Meridian Bancorp, Inc.	42,957
1,632	Meta Financial Group, Inc.	58,050
1,252	Midland States Bancorp, Inc.	35,156
1,031	MidWestOne Financial Group, Inc.	35,054
919	MMA Capital Holdings, Inc.*	29,380
2,481	Moelis & Co., Class A	81,774
13,858	Mr Cooper Group, Inc.*	186,252
404	MutualFirst Financial, Inc.	16,019

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
918	National Bank Holdings Corp., Class A	$ 32,901
75	National Bankshares, Inc.	3,216
4,576	National General Holdings Corp.	97,423
182	National Western Life Group, Inc., Class A	45,906
1,715	NBT Bancorp, Inc.	68,600
1,164	Nelnet, Inc., Class A	73,332
12,086	New York Mortgage Trust, Inc. REIT	75,296
696	NI Holdings, Inc.*	11,651
1,007	Nicolet Bankshares, Inc.*	72,967
3,885	NMI Holdings, Inc., Class A*	130,419
1,745	Northeast Bank	37,692
1,107	Northrim BanCorp, Inc.	41,479
3,024	Northwest Bancshares, Inc.	50,319
1,062	Norwood Financial Corp.	37,170
1,533	OceanFirst Financial Corp.	36,761
3,718	OFG Bancorp (Puerto Rico)	79,751
974	Ohio Valley Banc Corp.	36,691
5,566	Old National Bancorp	100,633
2,605	Old Second Bancorp, Inc.	32,172
2,582	On Deck Capital, Inc.*	10,612
1,056	Oppenheimer Holdings, Inc., Class A	30,107
1,524	Opus Bank	39,182
3,770	Orchid Island Capital, Inc. REIT	21,414
3,472	Oritani Financial Corp.	64,579
2,206	Pacific Mercantile Bancorp*	15,795
1,511	Pacific Premier Bancorp, Inc.	48,412
958	Park National Corp.	96,116
1,520	Parke Bancorp, Inc.	36,374
1,538	PCSB Financial Corp.	31,375
1,687	Peapack Gladstone Financial Corp.	50,441
1,079	Penns Woods Bancorp, Inc.	34,172
3,817	PennyMac Financial Services, Inc.	130,961
4,520	PennyMac Mortgage Investment Trust REIT	104,367
1,105	Peoples Bancorp of North Carolina, Inc.	34,807
1,809	Peoples Bancorp, Inc.	59,172
882	Peoples Financial Services Corp.	43,324
1,671	People’s Utah Bancorp	49,044
567	Piper Jaffray Cos.	45,859
895	PJT Partners, Inc., Class A	38,145
1,784	PRA Group, Inc.*	65,366
1,793	Preferred Bank	98,884

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,272	Premier Financial Bancorp, Inc.	$ 41,237
1,129	ProAssurance Corp.	42,450
1,237	Protective Insurance Corp., Class B	20,868
2,939	Provident Financial Services, Inc.	71,476
1,933	Prudential Bancorp, Inc.	34,794
4,026	Pzena Investment Management, Inc., Class A	35,791
1,230	QCR Holdings, Inc.	51,414
11,871	Radian Group, Inc.	306,747
2,496	Ready Capital Corp. REIT	39,362
5,005	Redwood Trust, Inc. REIT	80,981
1,464	Regional Management Corp.*	47,580
1,003	Reliant Bancorp, Inc.	22,407
1,663	Renasant Corp.	58,870
1,325	Republic Bancorp, Inc., Class A	61,215
4,717	Riverview Bancorp, Inc.	34,104
1,736	RLI Corp.	158,618
1,805	S&T Bancorp, Inc.	68,085
1,093	Safety Insurance Group, Inc.	106,731
1,979	Sandy Spring Bancorp, Inc.	69,977
276	SB One Bancorp	6,525
1,903	Seacoast Banking Corp. of Florida*	56,614
2,994	Selective Insurance Group, Inc.	198,263
3,653	ServisFirst Bancshares, Inc.	132,823
2,052	Shore Bancshares, Inc.	34,350
1,568	Sierra Bancorp	42,022
3,216	Simmons First National Corp., Class A	83,327
1,041	SmartFinancial, Inc.	23,735
1,199	South State Corp.	99,853
1,346	Southern First Bancshares, Inc.*	57,649
1,444	Southern Missouri Bancorp, Inc.	53,977
2,070	Southern National Bancorp of Virginia, Inc.	32,975
1,446	Southside Bancshares, Inc.	50,769
790	State Auto Financial Corp.	25,896
1,492	Stewart Information Services Corp.	63,813
2,465	Stifel Financial Corp.	154,112
2,236	Stock Yards Bancorp, Inc.	92,548
813	Summit Financial Group, Inc.	21,910
1,392	Territorial Bancorp, Inc.	44,112
1,928	Third Point Reinsurance Ltd. (Bermuda)*	18,412
1,482	Timberland Bancorp, Inc.	43,919
814	Tompkins Financial Corp.	70,615

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,026	Towne Bank/Portsmouth VA	$ 85,182
1,828	TPG RE Finance Trust, Inc. REIT	37,017
1,983	TriCo Bancshares	76,643
2,622	TriState Capital Holdings, Inc.*	63,531
1,500	Triumph Bancorp, Inc.*	53,790
6,317	TrustCo Bank Corp.	55,463
2,797	Trustmark Corp.	96,105
1,646	UMB Financial Corp.	110,726
3,037	United Bankshares, Inc.	115,011
3,629	United Community Banks, Inc.	112,499
2,703	United Community Financial Corp.	30,030
727	United Fire Group, Inc.	31,944
1,542	United Security Bancshares	16,098
1,837	Unity Bancorp, Inc.	40,690
4,747	Universal Insurance Holdings, Inc.	138,138
1,501	Univest Financial Corp.	39,191
10,802	Valley National Bancorp	125,087
2,212	Veritex Holdings, Inc.	57,534
454	Virtus Investment Partners, Inc.	53,481
5,836	Waddell & Reed Financial, Inc., Class A	94,251
3,504	Walker & Dunlop, Inc.	230,003
3,907	Washington Federal, Inc.	143,817
1,484	Washington Trust Bancorp, Inc.	77,450
2,735	Waterstone Financial, Inc.	51,609
272	Watford Holdings Ltd. (Bermuda)*	7,358
3,369	WesBanco, Inc.	122,901
2,366	West Bancorporation, Inc.	57,446
1,141	Westamerica Bancorporation	74,165
5,860	Western Asset Mortgage Capital Corp. REIT	60,241
3,413	Western New England Bancorp, Inc.	33,482
644	World Acceptance Corp.*	61,174
1,572	WSFS Financial Corp.	70,095

		19,830,315

Health Care – 14.4%
3,189	ACADIA Pharmaceuticals, Inc.*	144,430
469	Acceleron Pharma, Inc.*	22,962
2,940	Accuray, Inc.*	9,055
6,768	Achillion Pharmaceuticals, Inc.*	42,029
8,695	Acorda Therapeutics, Inc.*	13,912
1,219	Addus HomeCare Corp.*	113,623
14,516	Affimed NV (Germany)*	37,451

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,838	Alector, Inc.*	$ 34,260
708	Allogene Therapeutics, Inc.*(a)	19,951
8,301	Allscripts Healthcare Solutions, Inc.*	89,485
7,194	Alphatec Holdings, Inc.*	50,718
8,070	AMAG Pharmaceuticals, Inc.*	85,946
2,340	Amedisys, Inc.*	381,326
3,382	American Renal Associates Holdings, Inc.*	31,994
2,914	AMN Healthcare Services, Inc.*	173,296
10,746	Amneal Pharmaceuticals, Inc.*	40,405
2,684	Amphastar Pharmaceuticals, Inc.*	52,365
4,066	AngioDynamics, Inc.*	62,494
1,464	ANI Pharmaceuticals, Inc.*	90,212
1,482	Anika Therapeutics, Inc.*	85,660
6,230	Antares Pharma, Inc.*	29,468
816	Apellis Pharmaceuticals, Inc.*	21,934
3,020	Apyx Medical Corp.*	24,100
4,951	Arena Pharmaceuticals, Inc.*	234,578
2,910	Arrowhead Pharmaceuticals, Inc.*	212,459
8,502	Assertio Therapeutics, Inc.*	6,462
2,501	AtriCure, Inc.*	74,405
74	Atrion Corp.	52,148
527	Avanos Medical, Inc.*	18,266
801	Axsome Therapeutics, Inc.*	31,535
1,241	Baudax Bio, Inc.*	6,664
19,656	BioDelivery Sciences International, Inc.*	134,054
473	Biohaven Pharmaceutical Holding Co. Ltd.*	27,112
654	BioSpecifics Technologies Corp.*	35,970
1,359	BioTelemetry, Inc.*	62,935
707	Blueprint Medicines Corp.*	58,002
5,488	Brookdale Senior Living, Inc.*	39,184
1,703	Cambrex Corp.*	102,129
3,523	Cardiovascular Systems, Inc.*	160,508
1,393	CareDx, Inc.*	28,584
9,022	Catalyst Pharmaceuticals, Inc.*	41,862
1,702	Catasys, Inc.*(a)	26,211
770	Cellular Biomedicine Group, Inc.*	13,906
2,170	CEL-SCI Corp.*(a)	16,535
1,295	ChemoCentryx, Inc.*	39,277
939	Chiasma, Inc.*	5,024
1,423	Codexis, Inc.*	22,113
7,748	Collegium Pharmaceutical, Inc.*	168,364

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,567	Computer Programs & Systems, Inc.	$ 68,257
115	Concert Pharmaceuticals, Inc.*	867
14,585	Conformis, Inc.*	27,128
1,091	CONMED Corp.	123,578
13,668	Corcept Therapeutics, Inc.*	175,360
2,422	CorMedix, Inc.*	14,847
951	CorVel Corp.*	78,467
7,762	Cross Country Healthcare, Inc.*	93,687
1,226	CryoLife, Inc.*	30,319
3,154	Cutera, Inc.*	120,798
1,738	Cytokinetics, Inc.*	16,807
2,991	Dicerna Pharmaceuticals, Inc.*	71,964
8,226	Diplomat Pharmacy, Inc.*	42,364
2,237	Eagle Pharmaceuticals, Inc.*	130,820
691	Eidos Therapeutics, Inc.*(a)	38,924
2,899	Emergent BioSolutions, Inc.*	159,039
678	Enanta Pharmaceuticals, Inc.*	43,162
20,501	Endo International PLC*	104,145
2,154	Ensign Group, Inc. (The)	93,548
9,811	Enzo Biochem, Inc.*	25,999
881	Esperion Therapeutics, Inc.*	45,248
2,369	Fate Therapeutics, Inc.*	37,004
1,071	FibroGen, Inc.*	45,378
3,516	Fluidigm Corp.*	8,860
2,383	Glaukos Corp.*	152,822
723	Global Blood Therapeutics, Inc.*	48,080
3,394	Globus Medical, Inc., Class A*	189,894
2,407	Haemonetics Corp.*	290,284
2,263	Halozyme Therapeutics, Inc.*	43,880
1,567	Hanger, Inc.*	41,055
1,787	HealthEquity, Inc.*	112,384
544	Heska Corp.*	51,952
2,459	HMS Holdings Corp.*	74,262
1,025	Homology Medicines, Inc.*	16,400
3,370	Immunomedics, Inc.*	63,289
13,207	Innoviva, Inc.*	178,030
916	Inogen, Inc.*	67,427
1,324	Inovalon Holdings, Inc., Class A*	23,832
319	Inspire Medical Systems, Inc.*	22,636
1,766	Integer Holdings Corp.*	133,951
6,212	Intersect ENT, Inc.*	134,676
1,525	Invitae Corp.*	30,348
1,568	Iovance Biotherapeutics, Inc.*	35,797

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,497	iRhythm Technologies, Inc.*	$ 107,919
3,148	Joint Corp. (The)*	60,284
452	KalVista Pharmaceuticals, Inc.*	6,545
794	Kindred Biosciences, Inc.*	6,249
456	Krystal Biotech, Inc.*	25,769
7,083	Lannett Co., Inc.*(a)	62,472
5,050	Lantheus Holdings, Inc.*	105,545
2,371	LeMaitre Vascular, Inc.	84,337
1,471	LHC Group, Inc.*	196,231
693	Ligand Pharmaceuticals, Inc.*	78,309
1,830	LivaNova PLC*	153,281
7,265	Luminex Corp.	153,509
1,306	Magellan Health, Inc.*	101,515
20,420	Mallinckrodt PLC*(a)	76,983
931	Medicines Co. (The)*	78,390
1,618	Medpace Holdings, Inc.*	124,052
192	MeiraGTx Holdings PLC*	3,700
4,323	Meridian Bioscience, Inc.	39,555
1,741	Merit Medical Systems, Inc.*	48,748
267	Mesa Laboratories, Inc.	62,510
446	Mirati Therapeutics, Inc.*	44,943
1,773	Misonix, Inc.*	36,471
974	MyoKardia, Inc.*	63,456
7,850	Myriad Genetics, Inc.*	202,059
5,989	NanoString Technologies, Inc.*	161,224
3,888	Natera, Inc.*	141,873
741	National HealthCare Corp.	62,985
1,825	National Research Corp.	117,731
2,687	Natus Medical, Inc.*	85,957
1,499	Neogen Corp.*	99,788
6,099	NeoGenomics, Inc.*	157,415
1,310	Nevro Corp.*	146,432
7,202	NextGen Healthcare, Inc.*	132,661
2,989	Novocure Ltd.*	275,526
2,469	NuVasive, Inc.*	178,361
1,148	Omeros Corp. *(a)	16,990
1,460	Omnicell, Inc.*	116,785
11,506	OPKO Health, Inc.*	18,295
2,889	OptimizeRx Corp.*	30,912
11,687	Option Care Health, Inc.*	36,347
4,223	OraSure Technologies, Inc.*	34,206
2,385	Orthofix Medical, Inc.*	108,279
228	OrthoPediatrics Corp.*	8,970

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
10,426	Owens & Minor, Inc.	$ 69,020
2,921	Pacira BioSciences, Inc.*	135,009
24,129	Palatin Technologies, Inc.*	19,906
4,329	Patterson Cos., Inc.	84,242
21,114	PDL BioPharma, Inc.*	65,453
1,077	Pennant Group, Inc. (The)*	25,223
4,184	Phibro Animal Health Corp., Class A	101,504
6,926	Pieris Pharmaceuticals, Inc.*	28,189
713	Portola Pharmaceuticals, Inc.*	20,356
3,982	Prestige Consumer Healthcare, Inc.*	150,400
878	Providence Service Corp. (The)*	52,408
745	PTC Therapeutics, Inc.*	34,985
7,414	Puma Biotechnology, Inc.*(a)	70,359
64	Quanterix Corp.*	1,621
1,250	Quidel Corp.*	85,775
3,148	R1 RCM, Inc.*	40,578
4,054	Radius Health, Inc.*	90,810
6,340	RadNet, Inc.*	121,474
326	Reata Pharmaceuticals, Inc., Class A*	63,612
3,103	Recro Pharma, Inc.*	51,324
1,088	Repligen Corp.*	96,560
1,966	Sangamo Therapeutics, Inc.*	21,233
2,825	SeaSpine Holdings Corp.*	37,375
5,539	Select Medical Holdings Corp.*	122,467
998	Silk Road Medical, Inc.*	35,948
2,601	Simulations Plus, Inc.	86,925
439	Spark Therapeutics, Inc.*	48,791
3,554	STAAR Surgical Co.*	131,000
5,762	Supernus Pharmaceuticals, Inc.*	134,716
5,793	Surgery Partners, Inc.*	79,828
1,027	Surmodics, Inc.*	42,148
3,404	Syneos Health, Inc.*	186,914
538	Tabula Rasa HealthCare, Inc.*(a)	24,000
2,213	Tactile Systems Technology, Inc.*	142,097
2,394	Tandem Diabetes Care, Inc.*	165,258
1,146	Teladoc Health, Inc.*	95,966
3,980	Tenet Healthcare Corp.*	128,156
3,070	Tivity Health, Inc.*	69,536
2,580	Triple-S Management Corp., Class B (Puerto Rico)*	49,407
619	Ultragenyx Pharmaceutical, Inc.*	24,543
585	US Physical Therapy, Inc.	68,363
267	Utah Medical Products, Inc.	28,521

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
12,653	Vanda Pharmaceuticals, Inc.*	$ 211,685
1,693	Varex Imaging Corp.*	50,688
5,200	Veracyte, Inc.*	149,344
8,959	Vericel Corp.*	167,175
1,508	Vocera Communications, Inc.*	32,724
1,805	Voyager Therapeutics, Inc.*	24,620
2,193	Wright Medical Group NV*	65,286
2,559	XBiotech, Inc.*	29,403
1,745	Xencor, Inc.*	68,753
696	Zogenix, Inc.*	33,255
3,755	Zynex, Inc.(a)	39,428

		14,440,862

Industrials – 16.2%
3,160	AAON, Inc.	156,009
1,517	AAR Corp.	67,795
2,478	ABM Industries, Inc.	94,139
2,772	Acacia Research Corp.*	8,233
4,869	ACCO Brands Corp.	44,551
1,786	Actuant Corp., Class A	43,864
1,903	Advanced Disposal Services, Inc.*	62,704
2,561	Advanced Drainage Systems, Inc.	97,728
1,855	Aegion Corp.*	40,179
2,757	Aerojet Rocketdyne Holdings, Inc.*	121,859
538	AeroVironment, Inc.*	33,001
999	Aircastle Ltd.	31,958
787	Alamo Group, Inc.	90,348
945	Albany International Corp., Class A	79,078
398	Allegiant Travel Co.	67,553
1,579	Allied Motion Technologies, Inc.	70,739
1,951	Altra Industrial Motion Corp.	64,129
2,992	American Superconductor Corp.*	24,983
515	American Woodmark Corp.*	52,994
2,281	Apogee Enterprises, Inc.	87,225
2,983	Applied Industrial Technologies, Inc.	190,465
2,412	ArcBest Corp.	69,417
1,938	Arcosa, Inc.	75,989
476	Argan, Inc.	17,441
2,695	ASGN, Inc.*	180,592
743	Astec Industries, Inc.	27,833
931	Astronics Corp.*	27,139
3,061	Atkore International Group, Inc.*	127,705
1,468	Avis Budget Group, Inc.*	43,673

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,979	Axon Enterprise, Inc.*	$ 219,850
1,123	AZZ, Inc.	42,753
1,891	Barnes Group, Inc.	111,928
782	Barrett Business Services, Inc.	69,098
2,890	Beacon Roofing Supply, Inc.*	85,689
2,164	BG Staffing, Inc.	46,742
4,649	Bloom Energy Corp., Class A*(a)	30,311
2,818	Blue Bird Corp.*	57,346
1,066	BlueLinx Holdings, Inc.*	10,948
7,543	BMC Stock Holdings, Inc.*	223,348
3,119	Brady Corp., Class A	177,783
1,383	BrightView Holdings, Inc.*	22,183
1,493	Brink’s Co. (The)	138,849
9,849	Builders FirstSource, Inc.*	250,263
2,774	Caesarstone Ltd.	43,441
1,886	Casella Waste Systems, Inc., Class A*	88,095
4,053	CBIZ, Inc.*	108,864
1,261	Chart Industries, Inc.*	69,607
1,515	Cimpress NV (Netherlands)*	194,132
617	CIRCOR International, Inc.*	27,370
1,833	Columbus McKinnon Corp.	75,300
2,992	Comfort Systems USA, Inc.	152,891
3,948	Commercial Vehicle Group, Inc.*	28,189
1,772	Continental Building Products, Inc.*	65,192
11,085	Cornerstone Building Brands, Inc.*	76,487
1,561	Costamare, Inc. (Monaco)	12,847
2,513	Covanta Holding Corp.	36,966
1,730	Covenant Transportation Group, Inc., Class A*	23,234
1,013	CRA International, Inc.	51,937
1,517	CSW Industrials, Inc.	112,000
960	Cubic Corp.	57,168
3,070	Deluxe Corp.	156,816
741	Douglas Dynamics, Inc.	40,096
1,040	Ducommun, Inc.*	50,835
2,933	DXP Enterprises, Inc.*	113,009
441	Dycom Industries, Inc.*	22,954
1,299	Eastern Co. (The)	35,697
5,887	Echo Global Logistics, Inc.*	117,917
2,762	EMCOR Group, Inc.	245,625
1,063	Encore Wire Corp.	62,015
1,696	EnerSys	119,008
502	Ennis, Inc.	10,361

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
980	EnPro Industries, Inc.	$ 65,062
1,307	ESCO Technologies, Inc.	115,107
758	EVI Industries, Inc.	23,172
1,280	Exponent, Inc.	81,344
1,932	Federal Signal Corp.	63,640
1,352	Forrester Research, Inc.	53,985
2,454	Forward Air Corp.	171,854
1,696	Foundation Building Materials, Inc.*	34,666
2,312	Franklin Covey Co.*	85,336
2,427	Franklin Electric Co., Inc.	134,626
1,727	FTI Consulting, Inc.*	188,226
780	GATX Corp.	63,047
799	Gencor Industries, Inc.*	10,027
2,355	Generac Holdings, Inc.*	231,968
1,184	General Finance Corp.*	12,799
1,505	Gibraltar Industries, Inc.*	78,591
4,736	GMS, Inc.*	146,627
869	Gorman-Rupp Co. (The)	32,162
4,019	Great Lakes Dredge & Dock Corp.*	42,923
2,118	H&E Equipment Services, Inc.	69,894
167	Harsco Corp.*	3,716
1,918	Hawaiian Holdings, Inc.	58,096
2,648	Healthcare Services Group, Inc.	66,597
1,148	Heartland Express, Inc.	24,579
889	Heidrick & Struggles International, Inc.	27,577
171	Helios Technologies, Inc.	7,657
1,509	Heritage-Crystal Clean, Inc.*	46,673
4,345	Herman Miller, Inc.	207,604
3,634	Hillenbrand, Inc.	114,907
3,490	HNI Corp.	137,122
2,667	Hub Group, Inc., Class A*	136,204
1,065	Hurco Cos, Inc.	38,106
1,314	Huron Consulting Group, Inc.*	88,104
572	Hyster-Yale Materials Handling, Inc.	33,880
1,429	ICF International, Inc.	128,224
1,986	IES Holdings, Inc.*	43,076
5,274	InnerWorkings, Inc.*	24,841
1,983	Insperity, Inc.	154,218
3,876	Interface, Inc.	65,078
2,112	JELD-WEN Holding, Inc.*	48,048
1,338	John Bean Technologies Corp.	146,578
968	Kadant, Inc.	94,283
1,801	Kaman Corp.	114,544

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,153	Kelly Services, Inc., Class A	$ 69,082
2,901	Kennametal, Inc.	101,042
4,505	Kforce, Inc.	178,038
7,089	Kimball International, Inc., Class B	151,563
3,312	Knoll, Inc.	91,279
2,312	Korn Ferry	90,815
2,269	Kratos Defense & Security Solutions, Inc.*	40,978
1,007	Lawson Products, Inc.*	51,921
1,981	LB Foster Co., Class A*	37,520
578	Lindsay Corp.	52,147
779	LSC Communications, Inc.	336
1,201	Luxfer Holdings PLC (United Kingdom)	20,981
1,438	Lydall, Inc.*	26,776
1,138	Marten Transport Ltd.	24,046
1,079	Masonite International Corp.*	77,472
2,118	MasTec, Inc.*	140,508
683	Matson, Inc.	25,776
1,214	Matthews International Corp., Class A	46,557
4,473	Maxar Technologies, Inc.	46,519
566	McGrath RentCorp	41,510
978	Mercury Systems, Inc.*	71,639
3,562	Meritor, Inc.*	89,941
1,562	Mistras Group, Inc.*	20,681
1,013	Mobile Mini, Inc.	38,453
1,004	Moog, Inc., Class A	86,213
3,102	MRC Global, Inc.*	41,381
1,504	MSA Safety, Inc.	186,391
2,118	Mueller Industries, Inc.	66,484
2,856	Mueller Water Products, Inc., Class A	32,216
851	MYR Group, Inc.*	29,240
238	National Presto Industries, Inc.	21,177
1,493	Navistar International Corp.*	48,746
1,217	Northwest Pipe Co.*	41,780
7,316	NOW, Inc.*	82,012
1,772	NV5 Global, Inc.*	85,215
693	Omega Flex, Inc.	66,396
472	PAM Transportation Services, Inc.*	24,638
705	Park-Ohio Holdings Corp.	22,299
2,472	Parsons Corp.*	98,954
1,353	Patrick Industries, Inc.*	67,001
4,628	PGT Innovations, Inc.*	66,551
2,287	PICO Holdings, Inc.*	25,111

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,164	Pitney Bowes, Inc.	$ 29,032
9,002	Plug Power, Inc.*(a)	35,108
1,198	Powell Industries, Inc.	49,825
725	Preformed Line Products Co.	52,128
1,097	Primoris Services Corp.	24,156
1,378	Proto Labs, Inc.*	133,514
2,757	Quad/Graphics, Inc.	12,379
1,711	Quanex Building Products Corp.	33,296
8,914	Radiant Logistics, Inc.*	47,690
2,514	Raven Industries, Inc.	86,406
645	RBC Bearings, Inc.*	106,993
5,623	Resources Connection, Inc.	86,875
3,580	Rexnord Corp.*	113,092
1,873	Rush Enterprises, Inc., Class A	85,821
1,057	Rush Enterprises, Inc., Class B	48,220
1,716	Safe Bulkers, Inc. (Greece)*	3,003
812	Saia, Inc.*	77,059
2,368	Simpson Manufacturing Co., Inc.	192,282
2,805	SiteOne Landscape Supply, Inc.*	248,972
1,395	SkyWest, Inc.	87,383
1,651	SP Plus Corp.*	72,396
1,108	Spirit Airlines, Inc.*	43,290
1,799	SPX Corp.*	85,956
1,662	SPX FLOW, Inc.*	78,779
529	Standex International Corp.	40,828
6,708	Steelcase, Inc., Class A	121,549
1,786	Sterling Construction Co., Inc.*	26,022
1,307	Sunrun, Inc.*	18,141
2,736	Systemax, Inc.	63,366
1,842	Team, Inc.*	29,785
1,576	Tennant Co.	117,349
2,339	Tetra Tech, Inc.	206,510
347	Thermon Group Holdings, Inc.*	9,105
2,315	Titan Machinery, Inc.*	31,183
1,644	Transcat, Inc.*	53,907
3,741	Trex Co., Inc.*	321,950
2,138	TriMas Corp.*	66,235
1,561	TriNet Group, Inc.*	85,465
1,105	Triton International Ltd. (Bermuda)	41,857
1,009	Triumph Group, Inc.	27,959
5,036	TrueBlue, Inc.*	117,389
1,862	Tutor Perini Corp.*	29,662
2,031	Twin Disc, Inc.*	20,676

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
629	UniFirst Corp.	$ 129,731
3,356	Universal Forest Products, Inc.	166,458
1,867	Upwork, Inc.*	21,751
355	US Ecology, Inc.	19,521
1,515	Vectrus, Inc.*	77,174
2,739	Veritiv Corp.*	50,233
1,025	Viad Corp.	64,473
2,597	Vicor Corp.*	106,659
3,534	Wabash National Corp.	55,661
1,595	Watts Water Technologies, Inc., Class A	154,651
1,621	Welbilt, Inc.*	27,054
898	Werner Enterprises, Inc.	33,010
2,738	Wesco Aircraft Holdings, Inc.*	30,008
1,824	Willdan Group, Inc.*	52,002
361	Willis Lease Finance Corp.*	21,660
2,788	YRC Worldwide, Inc.*	9,730

		16,208,989

Information Technology – 14.3%
4,724	3D Systems Corp.*	40,107
5,478	8x8, Inc.*	112,409
10,349	A10 Networks, Inc.*	69,028
725	Acacia Communications, Inc.*	48,314
3,589	ACI Worldwide, Inc.*	134,588
4,397	Adesto Technologies Corp.*(a)	31,658
3,133	ADTRAN, Inc.	28,792
2,342	Advanced Energy Industries, Inc.*	150,380
2,387	Agilysys, Inc.*	60,463
2,231	Airgain, Inc.*	21,061
1,914	Alarm.com Holdings, Inc.*	83,489
1,779	Altair Engineering, Inc., Class A*	59,009
1,183	Ambarella, Inc.*	64,757
2,661	American Software, Inc., Class A	42,070
8,681	Amkor Technology, Inc.*	104,953
1,671	Anixter International, Inc.*	143,439
1,614	Appfolio, Inc., Class A*	182,253
2,045	Appian Corp.*	88,099
1,469	AstroNova, Inc.	22,696
6,192	Avaya Holdings Corp.*	79,072
6,543	Avid Technology, Inc.*	51,493
2,639	AVX Corp.	53,704
1,775	Axcelis Technologies, Inc.*	38,056
1,768	Badger Meter, Inc.	109,616

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,164	Bel Fuse, Inc., Class B	$ 19,288
1,148	Belden, Inc.	61,694
3,028	Benchmark Electronics, Inc.	104,375
2,006	Benefitfocus, Inc.*	48,104
1,300	Blackbaud, Inc.	107,744
1,055	Blackline, Inc.*	56,780
1,313	Bottomline Technologies DE, Inc.*	64,980
6,512	Box, Inc., Class A*	118,779
6,822	Brightcove, Inc.*	60,989
1,693	Brooks Automation, Inc.	75,796
835	Cabot Microelectronics Corp.	111,397
1,472	CalAmp Corp.*	15,441
8,153	Calix, Inc.*	63,186
3,118	Carbonite, Inc.*	71,714
2,415	Cardtronics PLC, Class A*	101,961
3,627	Casa Systems, Inc.*	13,347
652	Cass Information Systems, Inc.	36,819
4,563	ChannelAdvisor Corp.*	43,303
4,514	Cirrus Logic, Inc.*	323,654
2,819	Cision Ltd*	28,021
2,576	Clearfield, Inc.*	34,956
5,923	Cloudera, Inc.*(a)	58,519
3,414	Cohu, Inc.	60,564
2,273	CommVault Systems, Inc.*	115,059
1,540	Comtech Telecommunications Corp.	58,197
9,001	Conduent, Inc.*	60,937
2,199	Cornerstone OnDemand, Inc.*	135,612
2,388	CSG Systems International, Inc.	136,570
1,460	CTS Corp.	39,975
5,615	Daktronics, Inc.	34,588
1,448	Diebold Nixdorf, Inc.*	10,527
3,267	Digi International, Inc.*	58,283
442	Digimarc Corp.*	14,312
8,094	Digital Turbine, Inc.*	71,875
2,958	Diodes, Inc.*	136,482
1,539	Domo, Inc., Class B*	28,933
1,323	DSP Group, Inc.*	18,747
1,015	Ebix, Inc.	35,302
4,208	eGain Corp.*	32,107
4,757	Enphase Energy, Inc.*(a)	104,036
1,003	Envestnet, Inc.*	71,424
936	ePlus, Inc.*	78,222
1,009	Everbridge, Inc.*	88,732

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,353	EVERTEC, Inc. (Puerto Rico)	$ 108,704
1,353	Exela Technologies, Inc.*	438
1,344	ExlService Holdings, Inc.*	93,825
16,414	Extreme Networks, Inc.*	115,390
1,617	Fabrinet (Thailand)*	97,812
1,228	FARO Technologies, Inc.*	59,828
13,440	Fitbit, Inc., Class A*	93,542
3,112	Five9, Inc.*	212,145
2,292	ForeScout Technologies, Inc.*	82,122
3,603	FormFactor, Inc.*	83,373
2,114	GTT Communications, Inc.*(a)	18,751
4,827	Hackett Group, Inc. (The)	73,998
5,557	Harmonic, Inc.*	45,901
1,868	Ichor Holdings Ltd.*	58,935
2,032	II-VI, Inc.*	59,314
2,554	Impinj, Inc.*	80,604
7,713	Information Services Group, Inc.*	18,974
864	Inphi Corp.*	60,160
4,172	Inseego Corp.*(a)	26,492
1,846	Insight Enterprises, Inc.*	121,079
2,948	Instructure, Inc.*	156,952
1,063	Intelligent Systems Corp.*	46,283
754	InterDigital, Inc.	42,827
752	International Money Express, Inc.*	10,220
5,666	Iteris, Inc.*	29,293
1,364	Itron, Inc.*	109,229
1,865	j2 Global, Inc.	180,942
6,512	KBR, Inc.	193,862
3,713	KEMET Corp.	99,211
2,862	Kimball Electronics, Inc.*	50,200
3,186	Knowles Corp.*	69,773
3,714	KVH Industries, Inc.*	42,525
7,972	Lattice Semiconductor Corp.*	150,591
11,119	Limelight Networks, Inc.*	47,478
4,305	LivePerson, Inc.*	170,866
1,991	LiveRamp Holdings, Inc.*	99,729
1,767	Lumentum Holdings, Inc.*	130,157
1,863	ManTech International Corp., Class A	144,532
3,349	MAXIMUS, Inc.	250,003
2,373	MaxLinear, Inc.*	47,152
1,868	Methode Electronics, Inc.	69,508
632	MicroStrategy, Inc., Class A*	95,009
4,891	Mitek Systems, Inc.*	34,873

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
12,156	MobileIron, Inc.*	$ 58,714
2,474	Model N, Inc.*	75,259
1,011	MTS Systems Corp.	45,920
2,788	Napco Security Technologies, Inc.*	87,125
7,057	NeoPhotonics Corp.*	57,867
1,366	NETGEAR, Inc.*	34,300
3,968	NetScout Systems, Inc.*	99,994
4,568	NIC, Inc.	103,648
1,446	Novanta, Inc.*	134,738
371	NVE Corp.	23,592
2,300	OneSpan, Inc.*	42,895
5,317	Onto Innovation, Inc.*	178,439
753	OSI Systems, Inc.*	74,916
1,996	PAR Technology Corp.*(a)	60,060
2,713	PC Connection, Inc.	133,805
3,804	Perficient, Inc.*	160,833
5,447	Perspecta, Inc.	150,228
3,136	Photronics, Inc.*	36,879
1,605	Plantronics, Inc.	40,671
1,380	Plexus Corp.*	104,742
1,135	Power Integrations, Inc.	103,841
2,235	Presidio, Inc.	36,900
4,988	PRGX Global, Inc.*	22,446
2,516	Progress Software Corp.	105,697
1,228	PROS Holdings, Inc.*	76,492
1,401	Q2 Holdings, Inc.*	118,286
1,243	QAD, Inc., Class A	63,530
1,087	Qualys, Inc.*	95,123
7,962	Rambus, Inc.*	103,904
1,806	Rapid7, Inc.*	101,262
9,808	Ribbon Communications, Inc.*	28,737
304	Rogers Corp.*	39,526
1,740	SailPoint Technologies Holding, Inc.*	43,552
3,236	Sanmina Corp.*	102,937
1,537	ScanSource, Inc.*	54,441
2,771	Science Applications International Corp.	236,505
2,022	SecureWorks Corp., Class A*	22,930
2,090	Semtech Corp.*	101,281
1,087	SharpSpring, Inc.*(a)	13,675
832	ShotSpotter, Inc.*(a)	20,401
1,408	Silicon Laboratories, Inc.*	149,149
3,155	SMART Global Holdings, Inc.*	97,174
1,669	SPS Commerce, Inc.*	94,015

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,561	Stratasys Ltd.*(a)	$ 28,785
1,123	SVMK, Inc.*	19,170
4,103	Sykes Enterprises, Inc.*	144,179
2,826	Synaptics, Inc.*	161,534
1,361	Tech Data Corp.*	197,195
3,146	Telaria, Inc.*	26,238
4,231	Telenav, Inc.*	24,201
1,019	Tenable Holdings, Inc.*	27,666
1,490	TESSCO Technologies, Inc.	16,718
6,979	TiVo Corp.	54,506
1,738	TTEC Holdings, Inc.	79,826
5,136	TTM Technologies, Inc.*	68,874
680	Tucows, Inc., Class A*(a)	38,590
3,133	Ultra Clean Holdings, Inc.*	69,678
6,180	Unisys Corp.*	70,328
1,006	Upland Software, Inc.*	38,942
2,553	Varonis Systems, Inc.*	199,415
2,889	Verint Systems, Inc.*	140,434
2,554	Verra Mobility Corp.*	38,233
7,929	Viavi Solutions, Inc.*	119,094
1,398	Virtusa Corp.*	62,477
5,590	Vishay Intertechnology, Inc.	111,185
1,764	Vishay Precision Group, Inc.*	60,699
3,329	Workiva, Inc.*	144,379
3,686	Xperi Corp.	72,946
4,946	Yext, Inc.*	85,368
3,528	Zix Corp.*	26,601
1,868	Zuora, Inc., Class A*	29,776

		14,306,905

Materials – 3.6%
1,434	AdvanSix, Inc.*	29,010
11,449	AK Steel Holding Corp.*	31,599
3,956	Allegheny Technologies, Inc.*	91,225
3,284	American Vanguard Corp.	52,872
967	Balchem Corp.	96,342
3,863	Boise Cascade Co.	146,485
1,521	Carpenter Technology Corp.	79,959
1,144	Chase Corp.	134,592
10,155	Cleveland-Cliffs, Inc.(a)	81,138
1,441	Commercial Metals Co.	30,780
510	Compass Minerals International, Inc.	28,188
3,136	Ferro Corp.*	45,221

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,570	FutureFuel Corp.	$ 28,835
3,205	GCP Applied Technologies, Inc.*	71,696
316	Gold Resource Corp.	1,409
852	Greif, Inc., Class A	36,764
1,744	HB Fuller Co.	86,991
1,805	Ingevity Corp.*	163,009
912	Innophos Holdings, Inc.	29,093
1,475	Innospec, Inc.	145,140
608	Kaiser Aluminum Corp.	66,625
1,500	Kraton Corp.*	33,795
1,751	Kronos Worldwide, Inc.	24,111
2,768	Livent Corp.*	21,590
5,604	Louisiana-Pacific Corp.	166,215
9,402	Marrone Bio Innovations, Inc.*	10,154
1,696	Materion Corp.	99,826
1,385	Minerals Technologies, Inc.	74,790
6,036	Myers Industries, Inc.	99,896
561	Neenah, Inc.	40,830
4,657	Novagold Resources, Inc. (Canada)*	32,413
2,189	Olympic Steel, Inc.	36,688
5,876	OMNOVA Solutions, Inc.*	59,465
3,837	Orion Engineered Carbons SA (Luxembourg)	69,757
1,933	PH Glatfelter Co.	34,504
4,497	PolyOne Corp.	141,790
1,056	Quaker Chemical Corp.	157,587
6,356	Rayonier Advanced Materials, Inc.	24,915
3,791	Ryerson Holding Corp.*	40,412
3,205	Schnitzer Steel Industries, Inc., Class A	69,068
1,221	Schweitzer-Mauduit International, Inc.	53,553
1,514	Sensient Technologies Corp.	95,821
1,193	Stepan Co.	115,602
2,944	Summit Materials, Inc., Class A*	70,273
4,631	SunCoke Energy, Inc.	23,711
629	Synalloy Corp.*	8,139
716	Trecora Resources*	5,513
1,783	Trinseo SA	67,736
4,498	Tronox Holdings PLC, Class A	52,087
1,539	UFP Technologies, Inc.*	71,333
470	United States Lime & Minerals, Inc.	48,349
806	US Concrete, Inc.*	32,990
1,454	Valhi, Inc.	2,821
2,912	Verso Corp., Class A*	53,755

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
6,117	Warrior Met Coal, Inc.	$ 125,582
1,542	Worthington Industries, Inc.	59,059

		3,601,103

Real Estate – 7.9%
1,669	Acadia Realty Trust REIT	44,863
1,264	Agree Realty Corp. REIT	94,522
5,494	Alexander & Baldwin, Inc. REIT	119,110
121	Alexander’s, Inc. REIT	39,489
1,413	Altisource Portfolio Solutions SA*	25,462
1,501	American Assets Trust, Inc. REIT	71,342
2,302	American Finance Trust, Inc. REIT	34,047
1,713	Armada Hoffler Properties, Inc. REIT	30,937
15,090	Ashford Hospitality Trust, Inc. REIT	41,497
6,205	Braemar Hotels & Resorts, Inc. REIT	60,871
2,009	BRT Apartments Corp. REIT	36,885
3,763	CareTrust REIT, Inc. REIT	78,571
40,866	CBL & Associates Properties, Inc. REIT(a)	58,847
11,013	Cedar Realty Trust, Inc. REIT	29,405
3,668	Chatham Lodging Trust REIT	67,124
1,939	City Office REIT, Inc. REIT	26,041
221	Clipper Realty, Inc. REIT	1,978
1,357	Community Healthcare Trust, Inc. REIT	64,593
837	Consolidated-Tomoka Land Co.	52,471
6,570	CoreCivic, Inc. REIT	99,535
1,481	CorEnergy Infrastructure Trust, Inc. REIT	65,519
4,379	CorePoint Lodging, Inc. REIT	44,272
2,609	Cushman & Wakefield PLC*	50,588
11,614	DiamondRock Hospitality Co. REIT	119,624
1,852	Easterly Government Properties, Inc. REIT	43,077
1,325	EastGroup Properties, Inc. REIT	180,452
1,695	Essential Properties Realty Trust, Inc. REIT	44,222
3,844	eXp World Holdings, Inc.*(a)	42,092
4,612	First Industrial Realty Trust, Inc. REIT	196,379
2,506	Forestar Group, Inc.*	51,122
3,456	Four Corners Property Trust, Inc. REIT	97,874
5,701	Franklin Street Properties Corp. REIT	49,656
3,287	Front Yard Residential Corp. REIT	38,129
846	FRP Holdings, Inc.*	42,215

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
6,163	GEO Group, Inc. (The) REIT	$ 85,419
1,923	Getty Realty Corp. REIT	64,536
2,133	Gladstone Commercial Corp. REIT	48,590
915	Global Medical REIT, Inc. REIT	12,737
2,212	Global Net Lease, Inc. REIT	45,103
1,683	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	49,396
3,837	Healthcare Realty Trust, Inc. REIT	127,350
4,156	Hersha Hospitality Trust REIT	58,932
5,006	Independence Realty Trust, Inc. REIT	74,790
2,975	Industrial Logistics Properties Trust REIT	64,379
626	Innovative Industrial Properties, Inc. REIT(a)	48,459
352	Investors Real Estate Trust REIT	27,217
4,394	iStar, Inc. REIT(a)	57,078
1,481	Jernigan Capital, Inc. REIT	25,888
4,033	Kennedy-Wilson Holdings, Inc.	91,186
4,709	Kite Realty Group Trust REIT	91,119
7,836	Lexington Realty Trust REIT	86,823
1,617	LTC Properties, Inc. REIT	75,692
4,933	Mack-Cali Realty Corp. REIT	105,517
5,535	Marcus & Millichap, Inc.*	203,467
871	Maui Land & Pineapple Co., Inc.*	9,886
3,212	Monmouth Real Estate Investment Corp. REIT	49,240
1,538	National Health Investors, Inc. REIT	124,563
4,041	National Storage Affiliates Trust REIT	135,373
8,617	New Senior Investment Group, Inc. REIT	67,643
7,516	Newmark Group, Inc., Class A	98,084
1,591	NexPoint Residential Trust, Inc. REIT	76,129
1,055	Office Properties Income Trust REIT	35,195
1,003	One Liberty Properties, Inc. REIT	27,392
6,970	Pebblebrook Hotel Trust REIT	182,614
9,950	Pennsylvania Real Estate Investment Trust REIT	57,312
6,140	Physicians Realty Trust REIT	117,827
6,188	Piedmont Office Realty Trust, Inc., Class A REIT	136,879
3,499	PotlatchDeltic Corp. REIT	151,962
3,714	Preferred Apartment Communities, Inc., Class A REIT	51,142
898	PS Business Parks, Inc. REIT	158,578

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
1,741	QTS Realty Trust, Inc., Class A REIT	$ 92,395
621	Rafael Holdings, Inc., Class B*	10,507
3,348	RE/MAX Holdings, Inc., Class A	128,396
15,350	Realogy Holdings Corp.	160,714
9,170	Redfin Corp.*(a)	176,798
4,541	Retail Opportunity Investments Corp. REIT	82,828
1,795	Retail Value, Inc. REIT	63,740
3,303	Rexford Industrial Realty, Inc. REIT	158,082
8,494	RLJ Lodging Trust REIT	145,162
2,195	RMR Group, Inc. (The), Class A	103,099
5,432	RPT Realty REIT	80,285
2,093	Ryman Hospitality Properties, Inc. REIT	186,758
7,988	Sabra Health Care REIT, Inc. REIT	177,973
616	Saul Centers, Inc. REIT	32,734
7,459	Senior Housing Properties Trust REIT	54,600
1,138	Seritage Growth Properties, Class A REIT	48,115
1,328	St Joe Co. (The)*	25,232
3,757	STAG Industrial, Inc. REIT	116,429
8,052	Summit Hotel Properties, Inc. REIT	97,590
13,254	Sunstone Hotel Investors, Inc. REIT	185,556
4,281	Tanger Factory Outlet Centers, Inc. REIT(a)	65,157
2,297	Terreno Realty Corp. REIT	132,583
2,474	UMH Properties, Inc. REIT	38,619
6,832	Uniti Group, Inc. REIT	45,911
678	Universal Health Realty Income Trust REIT	80,818
2,775	Urban Edge Properties REIT	57,526
1,272	Urstadt Biddle Properties, Inc., Class A REIT	30,999
10,673	Washington Prime Group, Inc. REIT	44,400
2,351	Washington Real Estate Investment Trust REIT	73,046
1,803	Whitestone REIT	25,314
6,031	Xenia Hotels & Resorts, Inc. REIT	127,013

		7,914,687

Utilities – 4.1%
2,572	ALLETE, Inc.	206,043
2,467	American States Water Co.	210,411
2,597	AquaVenture Holdings Ltd.*	57,809

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
605	Artesian Resources Corp., Class A	$ 22,506
25,766	Atlantic Power Corp.*	60,808
3,056	Avista Corp.	144,488
2,759	Black Hills Corp.	211,257
2,011	California Water Service Group	103,366
966	Chesapeake Utilities Corp.	88,041
6,580	Clearway Energy, Inc., Class A	124,888
7,663	Clearway Energy, Inc., Class C	151,957
3,477	Consolidated Water Co. Ltd. (Cayman Islands)	57,996
1,919	El Paso Electric Co.	130,147
3,467	Genie Energy Ltd., Class B	28,048
1,660	MGE Energy, Inc.	128,683
571	Middlesex Water Co.	35,865
3,730	New Jersey Resources Corp.	158,674
1,224	Northwest Natural Holding Co.	84,175
2,432	NorthWestern Corp.	174,058
2,360	ONE Gas, Inc.	209,733
2,291	Ormat Technologies, Inc.	176,063
2,182	Otter Tail Corp.	107,267
4,344	Pattern Energy Group, Inc., Class A	119,547
3,949	PNM Resources, Inc.	191,329
4,376	Portland General Electric Co.	242,912
3,615	Pure Cycle Corp.*	44,898
1,240	RGC Resources, Inc.	36,431
1,194	SJW Group	84,559
3,240	South Jersey Industries, Inc.	101,218
2,374	Southwest Gas Holdings, Inc.	179,854
2,745	Spark Energy, Inc., Class A	30,277
2,081	Spire, Inc.	161,111
6,598	TerraForm Power, Inc., Class A	102,335
1,160	Unitil Corp.	70,806
924	York Water Co. (The)	40,961

		4,078,521

TOTAL COMMON STOCKS (Cost $91,754,778)		$98,668,920

Units	Description	Value

Rights – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(b)	$ 37
Health Care – 0.0%
1,313	Corium International, Inc.*(a)(b)	236
Materials – 0.0%
562	A Schulman, Inc. CVR*(b)	244

TOTAL RIGHTS (Cost $1,058)		$ 517

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $91,755,836)		$ 98,669,437

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,872,644	1.613%	$ 1,872,644
(Cost $1,872,644)

TOTAL INVESTMENTS – 100.4% (Cost $93,628,480)		$100,542,081

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(397,273)

NET ASSETS – 100.0%		$100,144,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-Mini Russell 2000 Index	12	12/20/19	$936,667	$37,613

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2019:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$82,130,285	$5,341,486	$—
Asia	1,331,287,723	82,710,220	—
Europe	42,604,643	—	—
North America	57,960,188	—	—
South America	136,585,628	42,977,752	—
Securities Lending Reinvestment Vehicle	17,620,991	—	—

Total	$1,668,189,458	$131,029,458	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$66,030	$—	$—
Asia	63,518	—	—
Europe	19,231,244	127,925	—
North America	138,123	—	—
Oceania	162,476	—	—
Securities Lending Reinvestment Vehicle	159,371	—	—

Total	$19,820,762	$127,925	$—

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$4,098,736	$—	$—
Asia	431,953,073	—	—
Europe	925,876,506	7,712,489	—
North America	173,217,795	—	—
Oceania	111,039,515	—	—
Securities Lending Reinvestment Vehicle	15,736,953	—	—

Total	$1,661,922,578	$7,712,489	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$19,828,595	$—	$—
Securities Lending Reinvestment Vehicle	139,734	—	—

Total	$19,968,329	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$7,249,670,217	$—	$—

Total	$7,249,670,217	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$100,901	$—	$—
Europe	440,838	—	—
North America	98,041,044	—	517
South America	86,137	—	—
Securities Lending Reinvestment Vehicle	1,872,644	—	—

Total	$100,541,564	$—	$517

Derivative Type

Assets(b)
Futures Contracts	$37,613	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain at period end.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2019.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, Solactive AG (the “Calculation Agent”) nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.